File No. 033-06952
811-04732

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	52	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	860	/X/

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO
(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
(Name of Depositor)

1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Address of Depositor's Principal Offices/Zip Code)

(860) 791-0286
(Depositor's Telephone Number, Including Area Code)

LISA PROCH
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b)
/ X/	on May 3, 2021 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485 under the Securities Act
/ /	this post-effective amendment designates a new effective date for a previously-filed post-effective amendment

PART A

THE DIRECTOR II-V
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/2/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.talcottresolution.com

On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution Life Insurance Company ("Talcott Resolution"), signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including Talcott Resolution, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.
Talcott Resolution will continue to administer your annuity contract and remains responsible for paying all contractual guarantees and General Account liabilities under your annuity contract subject to its financial strength and claims paying ability. The terms, features and benefits of your insurance contract will NOT change as a result of the sale.
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The variable annuity products described in this prospectus are no longer for sale. However, we continue to administer the in force annuity contracts. In 2013, we announced that we would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with the in force annuity block of contracts. This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Talcott Resolution. You should read the terms of your contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. This is an individual, deferred, flexible-premium variable annuity.
You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. This is an individual, deferred, flexible-premium variable annuity. This prospectus describes about Series VI of The Director variable annuity. Please read it carefully before you purchase your variable annuity. This prospectus also describes Series II, Series IIR, Series III, Series IV and Series V of The Director variable annuity. This Contract and its features may not have been available for sale in all states.
At the time you purchased your Contract, you allocated your Premium Payment to “Sub-Accounts”. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchased shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance.
If you purchased Series III, Series IV, Series V or Series VI, you may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.
Please read this prospectus carefully and keep it for your records for future reference. This prospectus is filed with the Securities and Exchange Commission ("SEC"). The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus and the SAI can also be obtained from us by calling 1-800-862-6668 or the SEC’s website (www.sec.gov).
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

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As of January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the mutual funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Talcott Resolution or your Financial Intermediary.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your Financial Intermediary or from us electronically by calling Talcott Resolution Annuity Contact Center at 1-800-862-6668, Monday through Thursday, 8:00 a.m. to 7:00 p.m., or Friday, 9:15 a.m. to 6:00 p.m., Eastern Time.
You may elect to receive all future reports in paper free of charge. You can inform Talcott Resolution or your Financial Intermediary that you wish to continue receiving paper copies of your shareholder reports by visiting www.fundreports.com, or by calling 1-866-345-5954.   Your election to receive reports in paper will apply to all funds available under your Contract.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 3, 2021

Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature (not available for Series II or Series IIR).
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Effective July 1, 2021, our overnight mailing address will be changed from Talcott Resolution - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353 ("Sterling Address") to Talcott Resolution - Annuity Service Operations, 6716 Grade Lane, Building 9, Louisville, KY 40213 ("Louisville Address") Any overnight mail received from July 1, 2021 through September 30, 2021 will be forwarded to our new Louisville Address. Overnight mail received at the Sterling Address after September 30, 2021, will not be processed and will be returned to sender . Our standard mailing address is Talcott Resolution - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $25 ($30 for Series VI) charge deducted on a Contract Anniversary or upon full Surrender. For Series VI, if the Contract Value at either of those times is more than $50,000 the fee is waived. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount (AWA): This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90 unless you choose an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge ("CDSC"): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Financial Intermediary: The broker dealer through whom you purchased your contract or the investment professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Accumulation Feature: Part of our General Account where you are able to allocate a portion of your Contract Value. In the Contract, this is defined as the “Fixed Account.” This Account is not available for Series II or Series IIR.
General Account: The General Account includes our company assets including any money you have invested in the Fixed Accumulation Feature.
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or facsimile. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier. This is not available in Series II, Series IIR, Series III, Series VI or Series V.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Optional Death Benefit Rider: This was an amendment to your contract, which if you elected it, allowed you to add new Death Benefit calculations to your contract and modify the spousal contract continuation provision of your annuity. If you elected the Optional Death Benefit Rider you will have to pay an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.
Required Minimum Distribution: A federal requirement that individuals of a specified age and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the specified age or upon retirement, whichever comes later. For individuals born prior to July 1, 1949 the specified age is 70-1/2, for all others the specified age is 72.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
We, us or our: Talcott Resolution Life Insurance Company.

Fee Tables
Director Series II/IIR
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year and Second Year (2)	5%
Third Year	4%
Fourth Year	3%
Fifth Year	2%
Sixth Year	0%
(1)Each Premium Payment has its own CDSC schedule. The CDSC is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the CDSC on certain types of Surrenders. See the CDSC in the Charges and Fees Section of this prospectus.
(2)Length of time from premium payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee	$25
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Charges (as a percentage of average daily Sub-Account Value)
Optional Death Benefit Charge	0.15%
Total Separate Account Annual Expenses with the Optional Death Benefit Rider Charge	1.40%
This table shows the minimum and maximum total annual Fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund. Please see Appendix VI for a complete list of Funds available under the Contract.

Total Annual Fund Operating Expenses	Minimum	Maximum
(these are expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.16%	0.91%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any CDSC, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)If you Surrender your Contract at the end of the applicable time period:

1 year	$723
3 years	$1,191
5 years	$1,566
10 years	$2,890
(2)If you annuitize at the end of the applicable time period:

1 year	$237
3 years	$777
5 years	$1,342
10 years	$2,865
(3)If you do not Surrender your Contract:

1 year	$262
3 years	$802
5 years	$1,367
10 years	$2,890

Fee Tables
Director Series III
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	6%
Second Year	6%
Third Year	6%
Fourth Year	6%
Fifth Year	5%
Sixth Year	4%
Seventh Year	0%
(1)Each Premium Payment has its own CDSC schedule. The CDSC is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the CDSC on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.
(2)Length of time from premium payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee	$25
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Charges (as a percentage of average daily Sub-Account Value)
Optional Death Benefit Charge	0.15%
Total Separate Account Annual Expenses with the Optional Death Benefit Rider Charge	1.40%
This table shows the minimum and maximum total annual Fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund. Please see Appendix VI for a complete list of Funds available under the Contract.

Total Annual Fund Operating Expenses	Minimum	Maximum
(these are expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.16%	0.91%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any CDSC, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller

Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)If you Surrender your Contract at the end of the applicable time period:

1 year	$815
3 years	$1,386
5 years	$1,866
10 years	$2,890
(2)If you annuitize at the end of the applicable time period:

1 year	$237
3 years	$777
5 years	$1,342
10 years	$2,865
(1)If you do not Surrender your Contract:

1 year	$262
3 years	$802
5 years	$1,367
10 years	$2,890

Fee Tables
Director Series IV
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transactions Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	7%
Second Year	6%
Third Year	5%
Fourth Year	4%
Fifth Year	3%
Sixth Year	2%
Seventh Year	1%
Eighth Year	0%
(1)Each Premium Payment has its own CDSC schedule. The CDSC is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the CDSC on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.
(2)Length of time from premium payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee	$25
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Charges (as a percentage of average daily Sub-Account Value)
Optional Death Benefit Charge	0.15%
Total Separate Account Annual Expenses with the Optional Death Benefit Rider Charge	1.40%
This table shows the minimum and maximum total annual Fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund. Please see Appendix VI for a complete list of Funds available under the Contract.

Total Annual Fund Operating Expenses	Minimum	Maximum
(these are expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.16%	0.91%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any CDSC, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, we waive the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)If you Surrender your Contract at the end of the applicable time period:

1 year	$908
3 years	$1,289
5 years	$1,666
10 years	$2,890
(2)If you annuitize at the end of the applicable time period:

1 year	$237
3 years	$777
5 years	$1,342
10 years	$2,865
(3)If you do not Surrender your Contract:

1 year	$262
3 years	$802
5 years	$1,367
10 years	$2,890

Fee Tables
Director Series V
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	7%
Second Year	6%
Third Year	5%
Fourth Year	4%
Fifth Year	3%
Sixth Year	2%
Seventh Year	1%
Eighth Year	0%
(1)Each Premium Payment has its own CDSC schedule. The CDSC is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the CDSC on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.
(2)Length of time from premium payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee	$25
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Charges (as a percentage of average daily Sub-Account Value)
Optional Death Benefit Charge	0.15%
Total Separate Account Annual Expenses with the Optional Death Benefit Rider Charge	1.40%
This table shows the minimum and maximum total annual Fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund. Please see Appendix VI for a complete list of Funds available under the Contract.

Total Annual Fund Operating Expenses	Minimum	Maximum
(these are expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.16%	0.91%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any CDSC, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, we waive the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)If you Surrender your Contract at the end of the applicable time period:

1 year	$908
3 years	$1,289
5 years	$1,666
10 years	$2,890
(1)If you annuitize at the end of the applicable time period:

1 year	$237
3 years	$777
5 years	$1,342
10 years	$2,865
(2)If you do not Surrender your Contract:

1 year	$262
3 years	$802
5 years	$1,367
10 years	$2,890

Fee Tables
Director Series VI
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	6%
Second Year	6%
Third Year	5%
Fourth Year	5%
Fifth Year	4%
Sixth Year	3%
Seventh Year	2%
Eighth Year	0%
(1)    Each Premium Payment has its own CDSC schedule. The CDSC is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the CDSC on certain types of Surrenders. See the Ctongent Deferred Sales Charge in the Charges and Fees Section of this prospectus.
(2)    Length of time from premium payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (3)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Charges (as a percentage of average daily Sub-Account Value)
Optional Death Benefit Charge	0.15%
Total Separate Account Annual Expenses with the Optional Death Benefit Rider Charge	1.40%
(3)    An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.
This table shows the minimum and maximum total annual Fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund. Please see Appendix VI for a complete list of Funds available under the Contract.

Total Annual Fund Operating Expenses	Minimum	Maximum
(these are expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.16%	0.91%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any CDSC, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, we waive the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)If you Surrender your Contract at the end of the applicable time period:

1 year	$820
3 years	$1,302
5 years	$1,789
10 years	$2,935
(1)If you annuitize at the end of the applicable time period:

1 year	$237
3 years	$787
5 years	$1,361
10 years	$2,905
(2)If you do not Surrender your Contract:

1 year	$267
3 years	$817
5 years	$1,391
10 years	$2,935

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity Commencement Date?”. Please refer to Appendix IX for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Highlights
How do I purchase this Contract?
This contract is no longer available for sale. Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchased your contract. We may charge you a CDSC when you partially or fully Surrender your Contract. The CDSC will depend on the amount you choose to Surrender, the length of time the Premium Payment you made has been in your Contract and which Series of The Director you purchased. The Fee Tables included earlier in this prospectus or the Appendix at the end of this prospectus will indicate the appropriate CDSC.

You won’t be charged a CDSC on:

✓	The Annual Withdrawal Amount
✓	Premium Payments or earnings that have been in your Contract for more than seven years
✓	Distributions made due to death
✓	Distributions under a program for substantially equal periodic payments made for your life or life expectancy
✓	Most payments we make to you as part of your Annuity Payout
Is there an Annual Maintenance Fee?
We deduct this $25 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000. The Annual Maintenance Fee for Series VI is $30.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:
•Mortality and Expense Risk Charge — This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.
•Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.
•Optional Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation, depending on which Series you purchased.
If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. For Series V and Series VI contracts, if you elect the Annuity Commencement Date Deferral Option ("Deferral Option"), then upon the original Annuity Commencement Date, the Optional Death Benefit rider is terminated and the rider charge will no longer be assessed.
Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period Annuity Payout Option. If you have purchased Series IV or Series V, you may also take full or partial Surrenders under Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Joint and Last Survivor Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

➢	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

➢	You may have to pay a CDSC on the money you Surrender.
Will Talcott Resolution pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner (not available in Series II) or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit will depend on the Series purchased and Series II, Series IIR, Series III, Series IV and Series V are described in greater detail in the Appendices at the end of this prospectus and in the Death Benefit section. Please refer to your Contract and any amendments or riders thereto that you may have received or purchased either at the time you initially purchased your Contract or thereafter for a complete description of the Death Benefit applicable to your Contract.
For all Series, the calculated Death Benefit will remain invested in the same Sub-Accounts and Fixed Accumulation Feature, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
If you purchased Series VI and If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:
•The Contract Value on the date the death certificate or other legal document acceptable to us is received; or
•100% of all Premium Payments paid into the Contract minus any partial Surrenders; or
•The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series II or Series IIR your Death Benefit, prior to the deceased’s 90th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity. If death occurs after the deceased’s 90th birthday, the Death Benefit will be the greater of Contract Value, Maximum Anniversary Value or Interest Accumulation Value.
If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series III, IV, or V, your Death Benefit, prior to the deceased’s 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately preceding the date of death.
If the deceased had attained age 85, but had not attained age 90, then the Death Benefit will equal the greatest of Contract Value, 100% of all Premium Payments made under the contract, reduced by the dollar amount of any partial surrenders since the date of issue, Maximum Anniversary Value or Interest Accumulation Value. If the deceased had attained age 90, the Death Benefit will be the greatest of Contract Value, Maximum Anniversary Value or Interest Accumulation Value. The Optional Death Benefit Rider was not available in Washington or New York.
For Series V and Series VI contracts, if you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with a Cash Refund, Life Annuity with 120, 180 or 240 Monthly Payments Certain, Joint and Last Survivor Life Annuity, and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payments by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever comes later. As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months.
On February 13, 2016, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
If you defer your Annuity Commencement Date, the Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Payout Option will be referred to as the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments will be 60 months. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments will be 120 months.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 60 months. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:
•fixed dollar amount Automatic Annuity Payouts,
•variable dollar amount Automatic Annuity Payouts, or
•a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
Can I defer my Annuity Commencement Date?
If you are eligible, you may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the Annuity Commencement Date Deferral Option Form In Good Order during the Election Period. The Election Period begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date. The Deferral Option rider will become effective on the Annuity Commencement Date. For more information please see the section titled Annuity Commencement Date Deferral Option.
General Contract Information
The Company — We are a stock life insurance company. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. In May 2018 Talcott Resolution Life Insurance Company (formerly Hartford Life Insurance Company) was renamed when it was sold by Hartford Financial Services Group, Inc. to a consortium of investors. Our corporate offices are located at 1 Griffin Road North, Windsor, Connecticut 06095-1512. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
The Company has primary responsibility for all administration of the Contracts and the Separate Accounts.  The Company has entered into a master services agreement with Cognizant Worldwide Limited (1 Kingdom Street, Paddington Central, London, United Kingdom W2 6BD) whereby its affiliate Cognizant Technology Solutions U.S. Corporation provides certain electronic data management services and other support services.
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account — The Fixed Accumulation Feature is part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.
The Separate Account
The Sub-Accounts are part of Talcott Resolution Life and Annuity Insurance Company Separate Account Seven, a segregated asset account of Talcott Resolution. The Separate Account was registered as a unit investment trust under the 1940 Act on April 1, 1999. The Separate Account meets the definition of “separate account” under federal securities laws. The Separate Account holds only assets for variable annuity contracts.
The Separate Account:
• is credited with income, gains and losses credited to, or charged against, the Separate Account that reflect the Separate Account's own investment experience and not the investment experience of our other assets, including our General Account or our other separate accounts; and
• may not be used to pay any of our liabilities other than those arising from the Contracts and other variable annuities supported by the Separate Account.
Talcott Resolution is obligated to pay all amounts guaranteed to investors under the Contract. We do not guarantee the investment results of any Separate Account.
The Funds — At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses.We do not guarantee the investment results of any Fund. Certain Funds may not be available to you. Please see Appendix VI for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;
•send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;
•arrange for the handling and tallying of proxies received from Owners;
•vote all Fund shares attributable to your Contract according to timely instructions received from you, and
•vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Sub-Accounts offered under your Contract. We may, at our discretion, establish new Sub-Accounts. New Sub-Accounts may be made available to existing Owners as we deem appropriate. We may also close one or more Sub-Accounts to additional Premium Payments or transfers from existing Sub-Accounts. We may liquidate a Sub-Account if the underlying Fund decides to liquidate. Unless otherwise directed, if a Fund does not survive a merger or reorganization, your investment instructions will be automatically updated to include the Sub-Account investing in the Fund that survived the merger or reorganization.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2020, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):

AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford HLS Funds, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2020, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2020, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $79 million.
Fixed Accumulation Feature
For Series III, Series IV, Series V and Series VI Contracts Only
I mportant Information You Should Know: This portion of the Prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. If you are invested in the Fixed Accumulation Feature, we send you notice of the Fixed Accumulation Feature credited rate annually. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.
Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of your minimum guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchased by any individual, group or trust, including:
•Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;
•Individual Retirement Annuities adopted according to Section 408 of the Code;
•Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and
•Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash; third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your Premium Payments:
•if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;
•if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and
•for all applications where the Owner or joint Owner are non-resident aliens.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
How are Premium Payments applied to my Contract?
If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.
Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Investment Professional’s recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Premium Payments. For more information, contact your Investment Professional.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:
•The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by
•The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by
•Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.
We will send you a statement, at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.

We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
✓ the dollar amount of the transfer;
✓ the total assets of the Funds involved in the transfer;
✓ the number of transfers completed in the current calendar quarter;
✓ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
✓ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007):
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
✓ Certain types of financial intermediaries may not be required to provide us with shareholder information.
✓ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

✓ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
✓ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,
•Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.
•In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.
How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, unless you have elected the Deferral Option, you may transfer the greater of:
•30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary; or
•An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
These transfer restrictions do not include systematic transfers and Dollar Cost Averaging Programs.
For Series V and Series VI, if you elect the Deferral Option, there is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date. You may transfer amounts from existing Funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer. No more than 20% of any subsequent Premium Payments may be allocated to the Fixed Accumulation Feature.
Whether or not you elect the Deferral Option, if any interest rate applicable to your Fixed Accumulation Feature renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount that would receive the reduced rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.
You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We and our agents are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The CDSC covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Investment Professionals and the cost of preparing sales literature and other promotional activities.
We may assess a CDSC when you request a full or partial Surrender. The CDSC is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own CDSC schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the CDSC will be when you Surrender. The amount assessed a CDSC will not exceed your total Premium Payments.
The percentage used to calculate the CDSC for each Series is described in the applicable Appendix.
Surrender Order — During the Contract Years when a CDSC applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a CDSC.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a CDSC, then from 10% of Premium Payments still subject to a CDSC and then from Premium Payments subject to a CDSC on a first-in-first-out basis.
The CDSCs for Series II, Series IIR, Series III, Series IV and Series V are described in the Appendices.
The following Surrenders are NOT subject to a CDSC:
•AWA — Each Premium Payment has its own schedule of CDSCs; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a CDSC. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your CDSC schedule.
Under the following situations, the CDSC is WAIVED:
• For Required Minimum Distributions — This allows Annuitants who are subject to Required Minimum Distributions, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.
•On or after the Annuitant’s 90th birthday.
•For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of CDSC.
The following situations are NOT subject to a CDSC:
•Upon death of the Annuitant, Contract Owner or joint Contract Owner — No CDSC will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.
•Upon the commencement of Annuity Payouts — The CDSC is not deducted when we begin to make Annuity Payouts. However, we will charge a CDSC if the Contract is fully or partially Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

•For substantially equal periodic payments — We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.
•Upon cancellation during the Right to Cancel Period.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:
•Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
•Expense Risk — We also bear an expense risk that the CDSCs and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.
If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $25 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered. The charge is deducted proportionately from each Account in which you are invested. This fee is $30.00 for Series VI.
When is the Annual Maintenance Fee Waived?
If you purchased Series V or Series VI, we will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. This is not available for Series II, Series IIR, Series III, or Series IV. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Optional Death Benefit Rider Charge
This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation, depending on which Series you purchased.

If you elected the Optional Death Benefit Rider, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.
For Series V or Series VI, if you elect the Deferral Option, then upon the original Annuity Commencement Date, the Optional Death Benefit rider is terminated and the rider charge will no longer be assessed.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions or exchanges. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the 1940 Act. Further detail regarding these changes is set forth in the Fund's prospectus. We may postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions in compliance with rules of the SEC or an order of the SEC.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to CDSCs, the mortality and expense risk, Optional Death Benefit Rider charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay upon the death of the Contract Owner, Joint Contract Owner or the Annuitant before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
The Death Benefit calculation depends on the Series purchased. The standard Death Benefit for Series II, Series IIR, Series III, Series IV and Series V are described in the Appendices in the back of this prospectus. The Optional death benefits that were available for all Series are described below. The Death Benefit for Series VI will be the greatest of:
•The total Premium Payments you have made to us minus any amounts you have Surrendered, or
•The Contract Value of your Contract, or
•Your Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
For all Series, the Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.
For Series V or Series VI, if you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit Rider — This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation, depending on which Series you purchased.
If you elected the Optional Death Benefit Rider at an additional charge and you purchased Series II or Series IIR, your Death Benefit, prior to the deceased’s 90th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity.
Prior to the decedent's 81st birthday the Interest Accumulation Value is equal to the Contract Value on the date this Optional

Death Benefit Rider is added plus any Premium Payments after that date minus any partial Surrenders taken after the Optional Death Benefit was added, compounded daily at an annual rate of 5%. If you have taken any partial Surrenders, the interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.
After the deceased’s 90th birthday, the Death Benefit for Series II and IIR if the Optional Death Benefit Rider is elected, will be the greater of the Contract Value, the Maximum Anniversary Value or the Interest Accumulation Value.
If you purchased Series III, IV or V, your Death Benefit, prior to the deceased’s 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to our annuity, the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity, or your Contract Value on the Specified Contract Anniversary immediately preceding the date of death.
After the deceased’s 85th birthday but prior to the 90th birthday, the Death Benefit for Series III, IV or V’s Optional Death Benefit Rider is the greater of Contract Value, total Premium Payments made to us minus any amounts you have surrendered. Maximum Anniversary Value or Interest Accumulation Value. After the deceased’s 90th birthday, the Death Benefit payable under the Optional Death Benefit Rider is the greater of Contract Value, Maximum Anniversary Value or the Interest Accumulation Value.
The Death Benefit payable under the Optional Death Benefit Rider, regardless of the Series purchased, is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider less proportional adjustments for any Surrenders from that date.
For Examples on how the Optional Death Benefit is calculated see “Appendix VII”. The Optional Death Benefit Rider was not available in Washington or New York. Once you elect the Optional Death Benefit Rider, you cannot cancel it.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying CDSCs.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Talcott Resolution Pathways Program” (formerly "Safe Haven"). Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to the Talcott Resolution Pathways Program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Talcott Resolution Pathways Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and the Beneficiary is the Contract Owner’s spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. The spousal continuation is available only once for each Contract.
If you elect the Optional Death Benefit Rider for an additional charge and the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit.
For Series V or Series VI, if you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
For Series V or Series VI, if you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.

If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner
Annuitant	The Contract Owner is living	Contract Owner receives a payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives a payout at death, if any.
These are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options, including those that may not result in a payout at death please see the section entitled “Annuity Payouts” and the Death Benefit section of your Contract. If you have questions about these and any other scenarios, please contact your Investment Professional or us.
Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the CDSC will not be assessed against such amounts. Surrender of Contract Values in excess of the Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.
There are two restrictions on partial Surrenders before the Annuity Commencement Date:
•The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and
•The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.
Under certain circumstances we had permitted certain Contract Owners to reinstate their Contracts when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to us. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Payments for a Designated Period Annuity Payout Option. If you purchased Series IV or V, partial Surrenders are also permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.
We will deduct any applicable CDSCs.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for Partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions or exchanges. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the 1940 Act. Further detail regarding these changes is set forth in the Fund's prospectus. We may postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions in compliance with rules of the SEC or an order of the SEC.
How do I request a Surrender?
Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:
•the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,
•your tax withholding amount or percentage, if any, and
•your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests
To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one contract issued by us in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age

59½ ). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see the Federal Tax Considerations section in "Appendix Tax" for more information.
Annuity Commencement Date Deferral Option
Who is eligible to participate in the Deferral Option?
If you purchased Series V or Series VI, we will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), you may choose any of the available options. If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:
•    You have not elected the Deferral Option previously;
•    The Deferral Option has not been withdrawn by us;
•    We have not received a death notification on the Contract. (In addition, if a death that triggers a Death Benefit under the Contract occurs before we process your request for the Deferral Option, you and your Beneficiary(ies) will not be eligible for the Deferral Option);
•    No death that triggers a Death Benefit under the Contract occurs before your Annuity Commencement Date;
•    Your beneficiaries have not elected a death benefit settlement option;
•    You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;
•    We have not previously received a separate full Surrender request from you;
•    The state in which your Contract was issued has approved the Deferral Option rider;
•    We must receive your signed Annuity Commencement Date Deferral Option Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;
•    You must not be beyond your Annuity Commencement Date or have annuitized your Contract;
•    You must be a customer of a Financial Intermediary in accordance with our records;
•    The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of Series VI contracts is the Annuitant's 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday. The Annuity Commencement Date of Series V contracts is the Annuitant's 90th birthday); and
•    During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
If, on the Annuity Commencement Date, you are not eligible to defer your Annuity Commencement Date to the Annuitant’s 100th birthday, your Contract will annuitize using the default annuitization option outlined in your Contract unless you have provided us with In Good Order instructions to the contrary.
While we have described the Deferral Option, this does not signify that your state has approved the Deferral Option rider and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, no changes will be made to your contract until the Annuity Commencement Date. On that date, the following changes will occur:
•    Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday ("the Deferred Annuity Commencement Date");
•    The Death Benefit described in your Contract and any optional Death Benefit will be terminated and the new Death Benefit will be the Contract Value on the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;
•    All optional Death Benefit rider charges will no longer be assessed;
•    You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;
•    There is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity

Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date. You may transfer amounts from existing Funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer. No more than 20% of any subsequent Premium Payments may be allocated to the Fixed Accumulation Feature;
•    If there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the original Annuity Commencement Date; and
•    The default annuitization option for Qualified Contracts is the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 60 months. The default annuitization option for non-Qualified Contracts is the Life Annuity with 60, 120, 180, or 240 Monthly Payment Certain Annuity Payout Option with period certain payments for 120 months. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.
The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.
You are not required to elect the Deferral Option and you do not need to take any action if you do not want to elect the Deferral Option.
We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
Please carefully review the Tax Considerations section of the prospectus for additional information.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations
•    We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;
•    It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;
•    It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;
•    Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;
•    Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value and the constraints on investments into the Fixed Accumulation Feature;
•     Whether you have other assets to meet your future income needs;
•     Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reverse any changes made to your Contract on the original Annuity Commencement Date;
•     In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;
•     The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;
•     Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;
•     If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and
•     If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Annuity Commencement Date further. On your

Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 60 months. If you have a non-Qualified Contract, the default Annuity Payout Option is the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.
Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:
•When do you want Annuity Payouts to begin?
•Which Annuity Payout Option do you want to use?
•How often do you want to receive Annuity Payouts?
•What is the Assumed Investment Return?
•Do you want Annuity Payouts to be fixed or variable or a combination?
Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs.
As of October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
On February 13, 2016, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
If you defer your Annuity Commencement Date, the Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Payout Option will be referred to as the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments will be 60 months. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments will be 120 months.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 60 months. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is other- wise due.
1. When do you want Annuity Payouts to begin?
You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is generally the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, (unless you choose the Deferral Option, described above) the Contract will automatically be annuitized. If you purchased your Contract in New York, you must begin Annuity Payouts before your Annuitant’s 91st birthday (unless you choose the Deferral Option, described above). The Annuity Commencement Date for Series VI Contracts issued to the trustee of a Charitable Remainder Trust may be deferred to the Annuitant’s 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday.
For Series V or Series VI, if you elect the Deferral Option, you may defer your Annuity Commencement Date to the fifteenth day of any month before or including the month of the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date.

After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
2. Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. We may make other Annuity Payout Options available. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.
Life Annuity with 120, 180 or 240 Monthly Payments Certain
We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant’s death will be paid in one sum to the Beneficiary or the Beneficiary may continue the Annuity Payouts. If the Contract is a qualified contract, the annuity payments may need to be modified after the death of the individual or designated beneficiary, as necessary to comply with IRS rules and regulations.
For Series V or Series VI, if you elect the Deferral Option, then between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, the following section replaces Life Annuity with 120, 180 or 240 Monthly Payments Certain:
Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain
We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 60, 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant’s death will be paid in one sum to the Beneficiary or your Beneficiary may continue the Annuity Payouts. If the Contract is a qualified contract, the annuity payments may need to be modified after the death of the individual or designated beneficiary, as necessary to comply with IRS rules and regulations.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
•Remain the same at 100%, or
•Decrease to 66.67%, or
•Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments For a Period Certain — We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less that the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. If the Contract is a qualified contract, the annuity payments may need to be modified after the death of the individual or designated beneficiary, as necessary to comply with IRS rules and regulations.
Important Information:
•You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Payments for a Designated Period variable dollar amount Annuity Payout Option. If you purchased Series IV or Series V, you may take partial or full surrenders under Life Annuity with 120, 180 or 240 Monthly Payments Certain or Joint and Last Survivor Life Annuity with 120, 180 or 240 Monthly Payments Certain variable dollar amount Annuity Payout Options. A CDSC may be deducted.

•For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.
•Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law. For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 60 months.
3. How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:
•monthly,
•quarterly,
•semi-annually, or
•annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.
4. What is the Assumed Investment Return?
The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity if you purchased Series VI is 5%, Series II, Series IIR, Series III, Series IV and Series V have a 4% Assumed Investment Return. The first Annuity Payout will be based on the Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.
5. Do you want Annuity Payouts to be fixed or variable or a combination?
You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination depending on your income needs.
Fixed-Dollar Amount Annuity Payouts — Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payouts. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract. The fixed-dollar amount Annuity Payout is not available for Series II.
Variable-Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:
•the Annuity Payout Option chosen,
•the Annuitant’s attained age and gender (if applicable), and,
•the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table
•the Assumed Investment Return.
The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 4% AIR is 0.999893. The Annuity Unit Factor for a 5% AIR is 0.999866.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.
Transfer of Annuity Units — Depending on which Series you purchased, you may be able to transfer dollar amounts of Annuity Units from one Sub-Account to another after the Annuity Calculation Date. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. Please check your Contract to see if these transfers are available. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase® Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a CDSC. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix VI for more information regarding the tax consequences associated with your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix X for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.
Asset Rebalancing — Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.
Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Other Program Considerations
•You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.
•We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:
◦any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;
◦any Fund is liquidated — then your allocations will be directed to any available money market Fund; or
◦ If we terminate your asset allocation model Program, then your allocations to the Funds in that model will remain invested in those Funds unless we receive instructions from you.
You may always provide us with updated instructions following any of these events.
•Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.
•If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six (6) months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
•We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.
•Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.
•Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.
•These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Talcott Resolution Distribution Company, Inc. (“TDC”) under which TDC serves as the principal underwriter for the Contracts. TDC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of TDC is the same as ours.
TDC has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to TDC for sales of the Contracts by Financial Intermediaries. TDC, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2020. Contracts were sold by individuals who were appointed by us as insurance agents and who were investment professionals of Financial Intermediaries.
Core Contracts may have been sold directly to the following individuals free of any commission (“Employee Gross-Up” on Core): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent; and 2) employees and Investment Professionals (and their families) of Financial Intermediaries. If applicable, we may have credited the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Investment Professionals according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Investment Professional’s compensation. Under certain circumstances, your Investment Professional may be required to return all or a portion of the commissions paid.
Check with your Investment Professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Investment Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Investment Professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Investment Professional’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide in force Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for in force Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing	Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
In force Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
During 2020, we made Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities pursuant to contractual arrangements:
LPL Financial Corporation, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), and UBS Financial Services, Inc. (CDSC only).
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
For the fiscal year ended December 31, 2020, Additional Payments did not in the aggregate exceed approximately $4.3 million or approximately 0.04% of average total individual variable annuity assets.

Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Investment Professional if you have any questions or write or call us at the address below:
Talcott Resolution Life Insurance Company
PO Box 14293
Lexington, KY 40512-4293
1-800-862-6668 (Contract Owners)
1-800-862-7155 (Investment Professionals)
Financial Statements
You can find financial statements for us and the Separate Account in the SAI. To receive a copy of the SAI free of charge, call your investment professional or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.
Cybersecurity and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract owners.
The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries.  Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown.  The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are uncertain, as is the efficacy of government and central bank interventions.  Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crises and its impact on financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.
Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Services
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Financial Statements

Appendix Tax
Federal Tax Considerations
A.    Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only.  Please refer to your contract to determine if your contract contains a loan provision.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. you should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B.    Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate
APP TAX-1

Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C.    Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1.    Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•A contract acquired by the estate of a decedent by reason of such decedent’s death,
•Certain contracts acquired with respect to tax-qualified retirement arrangements,
•Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2.    Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon exceeding certain income thresholds.
a.    Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).
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i.When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.
ii.To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.
iii.Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.
b.    Amounts Not Received as an Annuity
i.To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”
ii.Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”
iii.Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).
iv.The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.
v.In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.
vi.In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.
c.    Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to
APP TAX-3

prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d.    10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.
i.If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.
ii.The 10% penalty tax will not apply to the following distributions:
1.Distributions made on or after the date the recipient has attained the age of 59½.
2.Distributions made on or after the death of the holder or, where the holder is not an individual, the death of the primary annuitant.
3.Distributions attributable to a recipient becoming disabled.
4.A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).
5.Distributions made under certain annuities issued in connection with structured settlement agreements.
6.Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).
7.Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e.    Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f.    Required Distributions
i.Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:
1.If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;
2.If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and
3.If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.
ii.Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.
iii.Spouse Beneficiary
APP TAX-4

If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.
iv.Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g.    Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h.    Partial Exchanges.
The owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). The IRS in Revenue Procedure 2011-38, indicated that a partial exchange made on or after October 24, 2011 will be treated as a tax-free exchange under Code Section 1035 if there is no distribution from or surrender of, either contract involved in the exchange within 180 days of such exchange. Amounts received as annuity payments for a period of at least 10 years on one or more lives will not be treated as distributions for this purpose. If a transfer does not meet the 180-day test, the IRS will apply general tax rules to determine the substance and treatment of the transfer.
We advise you to consult with a qualified tax adviser as to the potential tax consequences before attempting any partial exchanges.
3.    Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•no more than 70% is represented by any two investments,
•no more than 80% is represented by any three investments and
•no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4.    Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability
APP TAX-5

to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D.    Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:
1.Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.
2.Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.
Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E.    General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F.    Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form
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W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G.    Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37½ or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H.    Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2009-59. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by us, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
IMPORTANT INFORMATION REGARDING 2020 REQUIRED MINIMUM DISTRIBUTIONS:  On March 27, 2020 The Coronavirus Aid Relief and Economic Security (CARES) Act (the “Act”) became law.  The Act suspends, for 2020, Required Minimum Distribution (“RMD”) rules for most tax qualified retirement plans.  A more detailed discussion of the general RMD rules can be found below, but those rules are generally suspended for 2020.  The act also suspends RMDs for beneficiaries in 2020.
If you are enrolled in the automatic RMD program, we will continue to calculate your RMD for 2020 and will make that payment to you, unless you instruct us to do otherwise.
We recommend that you discuss the Act and your options with your investment advisor or tax professional.
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are
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not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1.    Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.    Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to take required minimum distributions (“RMDs”), as described below, may result in imposition of a 50% additional tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% additional tax on premature distributions, unless a special exception applies. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
b.    SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as
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a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.    SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% additional tax for failure to make a full RMD, and to the 10% additional tax on premature distributions, as described below. In addition, the 10% additional tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d.    Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed in accordance with rules similar to those of a Traditional IRA. Prior to January 1, 2018, the Owner of a Traditional IRA or other qualified plan assets could recharacterize a Traditional IRA into a Roth IRA under certain circumstances. Effective January 1, 2018, a Traditional IRA or other qualified plan cannot be recharacterized as a Roth IRA. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2.    Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by
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any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3.    Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.after the employee reaches age 59½;
b.upon the employee’s separation from service;
c.upon the employee’s death or disability;
d.in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or
e.as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4.    Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred
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Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount ($19,500 for 2021). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5.    Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, additional taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6.    Additional Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal additional taxes not just on premature distributions, but also on excess contributions and failures to take required minimum distributions (“RMDs”). Additional taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The additional taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a.    Additional Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% additional tax does not apply to a distribution that is either:
(i)made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
(ii)attributable to the employee’s becoming disabled under Code Section 72(m)(7);
(iii)part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
(iv)(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
(v)(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
(vi)not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;
(vii)certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
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(viii) for the birth or adoption of a child under Code Section 72(t)(2)(H);
(ix) made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or
(x) made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% additional tax does not apply to a distribution from an IRA that is either:
(xi) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;
(xii) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or
(xiii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% additional tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% additional tax rate is increased to 25%.
b.    RMDs and 50% Additional Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% additional tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:
(i)the calendar year in which the individual attains:
(a) Age 70½ for participants born before July 1, 1949
(b) Age 72 for participants born on or after July 1, 1949, or
(ii)Except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over the life of such employee or over the lives of such employee and a designated beneficiary (as specified in the Code) or over a period not extending beyond the life expectancy of such employee or the life expectancy of such employee and a designated beneficiary.
Different rules apply to beneficiaries if an individual died prior to 2020 or in 2020 and subsequent years.
(i)    Individuals who died prior to 2020
(a)    If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
(b)    If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
(ii)    Individuals who die in 2020 and subsequent years
(a)    For eligible designated beneficiaries as defined in Code Section 401(a)(9)(E)(ii), the RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 72.
(b)     For all other beneficiaries the individual’s entire interest generally must be distributed by the end of the calendar year containing the tenth anniversary of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous
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calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% additional tax for RMDs if such additional RMD amount is not timely distributed.
7.    Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under-estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8.    Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable additional tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -
a.an RMD amount;
b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s
APP TAX-13

exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution additional tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% additional tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.
APP TAX-14

Appendix I — Series II of The Director Variable Annuity
Series II of The Director variable annuity was sold from October 15, 1986 through May 1, 1988. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:
Contingent Deferred Sales Charges
The CDSC is a percentage of the amount Surrendered and equals:

First Year	5%
Second Year	5%
Third Year	4%
Fourth Year	3%
Fifth Year	2%
Sixth Year	0%
The Fixed Accumulation Feature
The Fixed Accumulation Feature was not available in this Contract version.
The Death Benefit
The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account for each Beneficiary’s portion of the proceeds.
If death occurs before the Annuity Commencement Date and the descendant’s 90th birthday, the Death Benefit is the greatest of:
•The Contract Value or
•100% of all Premium Payments paid into the Contract minus any partial Surrenders.
If death occurs before the Annuity Commencement Date and after the decedent’s 90th birthday, the Death Benefit is the Contract Value on the date the death certificate or other legal document acceptable to us is received. You may have purchased or added optional death benefits through a rider to your Contract. See the description of the Optional Death Benefits that were available in the body of this prospectus in the Death Benefit section.
If death occurs after Annuity payouts begin, the death benefit, if any, will be described in the payout option provision of your Contract.
Annuity Payout Options
Annuity Payout Options available are:
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.
Life Annuity with 120, 180 or 240 Monthly Payments Certain
We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant’s death will be paid in one sum to the Beneficiary.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
•Remain the same at 100%, or
•Decrease to 66.67%, or
•Decrease to 50%.
APP I-1

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Designated Period
We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.
Qualified Plans may also elect to use the following Annuity Payout Option if the guaranteed period is less than the life expectancy of the Annuitant at the time the Annuity Payout Option goes into effect:
Unit Refund Life Annuity — We make monthly Annuity Payouts during the lifetime of the Annuitant. Upon the death of the Annuitant, the Beneficiary may receive an excess payment. We determine if an excess payment is due by dividing (a) by (b), where (a) is equal to the amount available for this Annuity Payout Option on the Annuity Commencement Date divided by the Annuity Unit Value on the Annuity Commencement Date and (b) is equal to the number of Annuity Units represented by each monthly Annuity Payout already made multiplied by the number of Annuity Payouts made.
If that amount is a positive number, we then multiply the excess payment by the Annuity Unit Value as of the date we receive a certified death certificate or other legal document acceptable to us. That amount is then paid to the Beneficiary. This is available only for variable dollar amount Annuity Payouts.
APP I-2

Appendix II — Series IIR of The Director Variable Annuity
Series IIR of The Director variable annuity was sold from May 1, 1988 through September 1, 1988. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:
Contingent Deferred Sales Charges
The CDSC is a percentage of the amount Surrendered and equals:

First Year	5%
Second Year	5%
Third Year	4%
Fourth Year	3%
Fifth Year	2%
Sixth Year	0%
The Fixed Accumulation Feature
The Fixed Accumulation Feature was not available in this Contract version.
The Death Benefit
The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account for each Beneficiary’s portion of the proceeds.
If death occurs before the Annuity Commencement Date and the descendant’s 90th birthday, the Death Benefit is the great- est of:
•The Contract Value or
•100% of all Premium Payments paid into the Contract minus any partial Surrenders. If death occurs before the Annuity Commencement Date and after the decedent’s 90th birthday, the Death Benefit is the Contract Value on the date the death certificate or other legal document acceptable to us is received.
You may have purchased or added optional death benefits through a rider to your Contract. See the description of the Optional Death Benefits that were available in the body of this prospectus in the Death Benefit section.
If death occurs after Annuity payouts begin, the death benefit, if any, will be described in the payout option provision of your Contract.
Annuity Payout Options
The following Annuity Payout Options are available:
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.
Life Annuity with 120, 180 or 240 Monthly Payments Certain
We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant’s death will be paid in one sum to the Beneficiary.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
•Remain the same at 100%, or
•Decrease to 66.67%, or
•Decrease to 50%.
APP II-1

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Designated Period
We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.
Qualified Plans may also elect to use the following Annuity Payout Option if the guaranteed period is less than the life expectancy of the Annuitant at the time the Annuity Payout Option goes into effect:
Unit Refund Life Annuity — We make monthly Annuity Payouts during the lifetime of the Annuitant. Upon the death of the Annuitant, the Beneficiary may receive an excess payment. We determine if an excess payment is due by dividing (a) by (b), where (a) is equal to the amount available for this Annuity Payout Option on the Annuity Commencement Date divided by the Annuity Unit Value on the Annuity Commencement Date and (b) is equal to the number of Annuity Units represented by each monthly Annuity Payout already made multiplied by the number of Annuity Payouts made.
If that amount is a positive number, we then multiply the excess payment by the Annuity Unit Value as of the date we receive a certified death certificate or other legal document acceptable to us. That amount is then paid to the Beneficiary. This is available only for variable dollar amount Annuity Payouts.

APP II-2

Appendix III — Series III of The Director Variable Annuity
Series III of The Director variable annuity was sold from September 1, 1988 through May 1, 1990. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:
Contingent Deferred Sales Charges
The CDSC is a percentage of the amount Surrendered and equals:

First Year	6%
Second Year	6%
Third Year	6%
Fourth Year	6%
Fifth Year	5%
Sixth Year	4%
Seventh Year	0%
Death Benefit
If death occurs before the Annuity Commencement Date and the deceased (the Annuitant or Contract Owner, as applicable) had not yet attained age 85, the Death Benefit will be the greatest of the following amounts:
•The Contract Value on the date of receipt of Due Proof of Death at the Administrative Offices of the Company;
•The Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by the dollar amount of any Premium Payments made and reduced by the dollar amount of any partial Surrenders since the immediately preceding Specified Contract Anniversary; or
•100% of all premium payments made under the Contract, reduced by the dollar amount of any partial Surrenders.
If the deceased had attained age 85, but had not attained age 90, then the Death Benefit will equal the greater of the Contract Value or 100% of all Premium Payments made under the contract, reduced by the dollar amount of any partial surrenders since the date of issue. If the deceased had attained age 90, the Death Benefit will equal the Contract Value.
The Specified Contract Anniversary is every sixth Contact Anniversary (i.e., the 6th, 12th etc.)
You may have purchased or added optional death benefits through a rider to your Contract. See the description of the Optional Death Benefits that were available in the body of this prospectus in the Death Benefit section.
Death Benefit Remaining with the Company
The Beneficiary may elect under the Annuity Payout Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner’s death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Annuity Payout Options offered are
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.
Life Annuity with 120, 180 or 240 Monthly Payments Certain
We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant’s death will be paid in one sum to the Beneficiary.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
APP III-1

•Remain the same at 100%, or
•Decrease to 66.67%, or
•Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Designated Period
We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

APP III-2

Appendix IV — Series IV of The Director Variable Annuity
Series IV of The Director variable annuity was sold from May 1, 1990 through May 1, 1992. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:
Contingent Deferred Sales Charges
The CDSC is a percentage of the amount Surrendered and equals:

First Year	7%
Second Year	6%
Third Year	5%
Fourth Year	4%
Fifth Year	3%
Sixth Year	2%
Seventh Year	1%
Eighth Year	0%
Death Benefit
If death occurs before the Annuity Commencement Date and the deceased (the Annuitant or Contract Owner, as applicable) had not yet attained age 85, the Death Benefit will be the greatest of the following amounts:
•The Contract Value on the date of receipt of Due Proof of Death at the Administrative Offices of the Company;
•The Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by the dollar amount of any Premium Payments made and reduced by the dollar amount of any partial Surrenders since the immediately preceding Specified Contract Anniversary; or
•100% of all premium payments made under the Contract, reduced by the dollar amount of any partial Surrenders.
If the deceased had attained age 85, but had not attained age 90, then the Death Benefit will equal the greater of the Contract Value or 100% of all Premium Payments made under the contract, reduced by the dollar amount of any partial surrenders since the date of issue. If the deceased had attained age 90, the Death Benefit will equal the Contract Value.
The Specified Contract Anniversary is every seventh Contact Anniversary (i.e., the 7th, 14th etc.)
You may have purchased or added optional death benefits through a rider to your Contract. See the description of the Optional Death Benefits that were available in the body of this prospectus in the Death Benefit section.
Death Benefit Remaining with the Company
The Beneficiary may elect under the Annuity Payout Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner’s death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Annuity Options under this Series are:
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.
Life Annuity with 120, 180 or 240 Monthly Payments Certain
We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant’s death will be paid in one sum to the Beneficiary.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to
APP IV-1

the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
•Remain the same at 100%, or
•Decrease to 66.67%, or
•Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments For a Designated Period
We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.
APP IV-2

Appendix V — Series V of The Director Variable Annuity
Series V of The Director variable annuity was sold from May 1, 1992 through June 27, 1994. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:
Contingent Deferred Sales Charges
The CDSC is a percentage of the amount Surrendered and equals:

First Year	7%
Second Year	6%
Third Year	5%
Fourth Year	4%
Fifth Year	3%
Sixth Year	2%
Seventh Year	1%
Eighth Year	0%
Death Benefit
If death occurs before the Annuity Commencement Date and the deceased (the Annuitant or Contract Owner, as applicable) had not yet attained age 85, the Death Benefit will be the greatest of the following amounts:
•The Contract Value on the date of receipt of Due Proof of Death at the Administrative Offices of the Company;
•The Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by the dollar amount of any Premium Payments made and reduced by the dollar amount of any partial Surrenders since the immediately preceding Specified Contract Anniversary; or
•100% of all premium payments made under the Contract, reduced by the dollar amount of any partial Surrenders.
If the deceased had attained age 85, but had not attained age 90, then the Death Benefit will equal the greater of the Contract Value or 100% of all Premium Payments made under the contract, reduced by the dollar amount of any partial surrenders since the date of issue. If the deceased had attained age 90, the Death Benefit will equal the Contract Value.
The Specified Contract Anniversary is every seventh Contact Anniversary (i.e., the 7th, 14th etc.)
You may have purchased or added optional death benefits through a rider to your Contract. See the description of the Optional Death Benefits that were available in the body of this prospectus in the Death Benefit section.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Death Benefit Remaining with the Company
The Beneficiary may elect under the Annuity Payout Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner’s death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Annuity Options under this Series are:
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.
Life Annuity with 120, 180 or 240 Monthly Payments Certain
We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a
APP V-1

minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant’s death will be paid in one sum to the Beneficiary.
If you elect the Deferral Option, then between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, the following section replaces Life Annuity with 120, 180 or 240 Monthly Payments Certain:
Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain
We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 60, 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant’s death will be paid in one sum to the Beneficiary.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
•Remain the same at 100%, or
•Decrease to 66.67%, or
•Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments For a Designated Period
We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.
APP V-2

Appendix VI — The Funds

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
APP VI-1

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.
†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP VI-2

Appendix VII — Optional Death Benefit — Examples
Example 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$108,000	Contract Value prior to Surrender equals
.09259	multiplied by
$105,000	Interest Accumulation Value for a total of
$9,722	to be deducted from the Interest Accumulation Value equals
$95,278	the New Interest Accumulation Value
Example 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$92,000	Contract Value prior to Surrender equals
.10870	multiplied by
$105,000	Interest Accumulation Value for a total of
$11,413	to be deducted from the Interest Accumulation Value equals
$93,587	the New Interest Accumulation Value
APP VII-1

Appendix VIII — ACD Deferral Option — Examples
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.
This example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:
The annuitant is age 90.
Your Contract Value is $250,000.
Your investment (tax basis) in your Contract is $175,000.
Your Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether you elect variable payouts, fixed payouts or a combination of variable and fixed payouts. In addition, the exclusion ratio depends on factors including your investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on your life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the original Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:
•Your assumed net rate of return for this period;
•The amount that you would pay in taxes related to this amount; and
•Potential changes in laws including tax laws that may affect your investment and taxes.
Total and taxable amounts if you choose to annuitize your Contract on your Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
You elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
Your annual payment is equal to $29,637. Based on these assumptions:
Your exclusion ratio is 0.5905 ($175,000 divided by ($29,637 times 10)).
The annual excludable amount is $17,500 ($29,637 times 0.5905). The annual taxable amount is $12,137.
After 10 years, you will receive total payments of $296,370 of which $121,370 is taxable.
Total and taxable amounts if you elect the Annuity Commencement Date Deferral Option and defer your Annuity Commencement Date to age 100:
This example assumes:
Your Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, your Contract Value at age 100 is $370,061.
If you die at age 100 and a Death Benefit is payable:
Your beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.
$195,061 ($370,061 minus $175,000) of the amount is taxable to the beneficiary.
If you annuitize at age 100 and elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
Your annual payment is equal to $43,870.
Based on this assumption:
Your exclusion ratio will be 0.3989 ($175,000 divided by ($43,870 times 10)).
Your annual excludable amount is $17,500 ($43,870 times 0.3989).
Your annual taxable amount is $26,370.
After 10 years, you will receive total payments of $438,700, of which $263,700 is taxable.

APP VIII-1

Appendix IX — Accumulation Unit Values
(For an Accumulation Unit Outstanding Throughout the Period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the SAI.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits.
The Director II

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock S&P 500 Index V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.578	$8.926	$9.471	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.520	$11.578	$8.926	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8,793	9,470	10,262	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.545	$8.914	$9.468	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.461	$11.545	$8.914	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	175	187	235	—	—	—	—	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.289	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340	$5.308
Accumulation Unit Value at end of period	$11.342	$10.289	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340
Number of Accumulation Units outstanding at end of period (in thousands)	38,601	43,579	49,493	56,241	63,903	73,775	84,740	101,149	120,552	143,056
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.975	$8.238	$8.816	$7.735	$7.397	$7.488	$6.916	$5.788	$5.239	$5.216
Accumulation Unit Value at end of period	$10.979	$9.975	$8.238	$8.816	$7.735	$7.397	$7.488	$6.916	$5.788	$5.239
Number of Accumulation Units outstanding at end of period (in thousands)	604	666	798	1,011	1,226	1,344	1,555	1,785	2,051	2,376
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.381	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955	$13.664
Accumulation Unit Value at end of period	$36.579	$30.381	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955
Number of Accumulation Units outstanding at end of period (in thousands)	21,459	24,030	27,503	31,278	34,880	40,151	45,768	53,177	63,564	75,582
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.454	$22.752	$24.798	$20.589	$19.787	$19.864	$18.772	$13.688	$11.730	$13.427
Accumulation Unit Value at end of period	$35.410	$29.454	$22.752	$24.798	$20.589	$19.787	$19.864	$18.772	$13.688	$11.730
Number of Accumulation Units outstanding at end of period (in thousands)	345	400	465	549	653	737	850	991	1,152	1,343
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.013	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320	$1.321
Accumulation Unit Value at end of period	$4.678	$4.013	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320
Number of Accumulation Units outstanding at end of period (in thousands)	29,646	6,929	7,889	8,881	9,740	10,609	11,467	13,200	15,860	18,279
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.890	$2.941	$3.043	$2.532	$2.427	$2.304	$2.011	$1.502	$1.295	$1.298
Accumulation Unit Value at end of period	$4.528	$3.890	$2.941	$3.043	$2.532	$2.427	$2.304	$2.011	$1.502	$1.295
Number of Accumulation Units outstanding at end of period (in thousands)	814	265	344	502	610	696	730	878	981	1,054
APP IX-1

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.629	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841	$3.839
Accumulation Unit Value at end of period	$10.248	$9.629	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841
Number of Accumulation Units outstanding at end of period (in thousands)	27,133	27,916	32,050	36,929	41,641	47,265	54,733	64,386	77,460	92,546
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.335	$7.361	$7.884	$6.755	$5.963	$6.118	$5.492	$4.222	$3.769	$3.773
Accumulation Unit Value at end of period	$9.920	$9.335	$7.361	$7.884	$6.755	$5.963	$6.118	$5.492	$4.222	$3.769
Number of Accumulation Units outstanding at end of period (in thousands)	547	553	677	899	1,072	1,165	1,390	1,593	1,721	1,910
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.962	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281	$2.128
Accumulation Unit Value at end of period	$9.680	$7.962	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281
Number of Accumulation Units outstanding at end of period (in thousands)	1,932	2,168	2,515	2,927	3,258	3,601	4,094	4,885	5,770	7,059
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.731	$5.853	$6.098	$5.058	$5.599	$5.016	$3.993	$2.666	$2.242	$2.094
Accumulation Unit Value at end of period	$9.384	$7.731	$5.853	$6.098	$5.058	$5.599	$5.016	$3.993	$2.666	$2.242
Number of Accumulation Units outstanding at end of period (in thousands)	116	127	149	193	219	244	253	322	356	412
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.946	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339	$2.754
Accumulation Unit Value at end of period	$4.694	$3.946	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339
Number of Accumulation Units outstanding at end of period (in thousands)	16,918	19,195	21,719	24,376	26,999	30,796	34,979	40,589	48,599	58,160
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.825	$3.068	$3.830	$3.101	$3.105	$3.091	$3.261	$2.721	$2.295	$2.706
Accumulation Unit Value at end of period	$4.544	$3.825	$3.068	$3.830	$3.101	$3.105	$3.091	$3.261	$2.721	$2.295
Number of Accumulation Units outstanding at end of period (in thousands)	250	349	485	655	787	890	881	935	1,095	1,225
Hartford MidCap HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.485	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260	$4.685
Accumulation Unit Value at end of period	$15.425	$12.485	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260
Number of Accumulation Units outstanding at end of period (in thousands)	11,819	10,443	11,926	13,482	15,367	17,471	19,917	23,242	27,663	32,992
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.103	$9.238	$10.122	$8.247	$7.468	$7.455	$6.788	$4.923	$4.180	$4.603
Accumulation Unit Value at end of period	$14.932	$12.103	$9.238	$10.122	$8.247	$7.468	$7.455	$6.788	$4.923	$4.180
Number of Accumulation Units outstanding at end of period (in thousands)	372	393	441	513	568	642	743	897	1,033	1,246
APP IX-2

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.046	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544	$1.541
Accumulation Unit Value at end of period	$5.322	$4.046	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544
Number of Accumulation Units outstanding at end of period (in thousands)	3,622	4,105	4,473	4,970	5,372	5,986	7,144	8,976	9,211	11,762
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.940	$2.942	$3.379	$2.853	$2.575	$2.626	$2.516	$1.761	$1.521	$1.521
Accumulation Unit Value at end of period	$5.175	$3.940	$2.942	$3.379	$2.853	$2.575	$2.626	$2.516	$1.761	$1.521
Number of Accumulation Units outstanding at end of period (in thousands)	83	108	141	178	202	233	289	352	438	434
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$6.393	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545	$2.667
Accumulation Unit Value at end of period	$9.818	$6.393	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545
Number of Accumulation Units outstanding at end of period (in thousands)	7,643	8,337	9,467	10,920	11,757	13,459	15,124	17,509	21,338	25,306
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$6.198	$4.588	$4.858	$3.899	$3.874	$4.281	$4.054	$2.848	$2.497	$2.621
Accumulation Unit Value at end of period	$9.504	$6.198	$4.588	$4.858	$3.899	$3.874	$4.281	$4.054	$2.848	$2.497
Number of Accumulation Units outstanding at end of period (in thousands)	235	281	321	366	392	460	503	578	723	818
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.152	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117	$6.263
Accumulation Unit Value at end of period	$17.878	$16.152	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	17,752	19,857	22,513	25,686	28,999	32,555	36,776	43,503	51,448	60,616
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.659	$12.101	$12.290	$10.399	$9.818	$9.690	$8.829	$6.770	$6.002	$6.154
Accumulation Unit Value at end of period	$17.306	$15.659	$12.101	$12.290	$10.399	$9.818	$9.690	$8.829	$6.770	$6.002
Number of Accumulation Units outstanding at end of period (in thousands)	377	426	486	559	612	708	798	931	1,025	1,231
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.757	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904	$3.695
Accumulation Unit Value at end of period	$5.122	$4.757	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904
Number of Accumulation Units outstanding at end of period (in thousands)	22,926	20,786	22,712	24,847	27,078	30,761	35,536	41,394	52,669	60,468
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.612	$4.227	$4.321	$4.167	$4.044	$4.125	$3.951	$4.062	$3.831	$3.631
Accumulation Unit Value at end of period	$4.958	$4.612	$4.227	$4.321	$4.167	$4.044	$4.125	$3.951	$4.062	$3.831
Number of Accumulation Units outstanding at end of period (in thousands)	601	463	546	827	918	1,011	1,176	1,334	1,779	1,988
APP IX-3

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.941	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010	$2.035
Accumulation Unit Value at end of period	$1.945	$1.941	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010
Number of Accumulation Units outstanding at end of period (in thousands)	25,995	11,677	13,112	14,560	16,471	18,714	21,823	30,278	37,059	47,022
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.882	$1.856	$1.853	$1.860	$1.869	$1.893	$1.917	$1.944	$1.972	$2.000
Accumulation Unit Value at end of period	$1.882	$1.882	$1.856	$1.853	$1.860	$1.869	$1.893	$1.917	$1.944	$1.972
Number of Accumulation Units outstanding at end of period (in thousands)	1,610	1,294	1,384	1,487	1,581	1,621	1,689	1,727	1,185	1,434
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.597	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$9.985	$—	$—
Accumulation Unit Value at end of period	$9.505	$9.597	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,103	2,445	1,800	1,535	2,309	1,205	1,019	701	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.502	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$9.983	$—	$—
Accumulation Unit Value at end of period	$9.398	$9.502	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	132	28	29	34	17	20	—	—	—
APP IX-4

The Director III

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock S&P 500 Index V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.578	$8.926	$9.471	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.520	$11.578	$8.926	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8,793	9,470	10,262	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.545	$8.914	$9.468	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.461	$11.545	$8.914	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	175	187	235	—	—	—	—	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.289	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340	$5.308
Accumulation Unit Value at end of period	$11.342	$10.289	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340
Number of Accumulation Units outstanding at end of period (in thousands)	38,601	43,579	49,493	56,241	63,903	73,775	84,740	101,149	120,552	143,056
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.975	$8.238	$8.816	$7.735	$7.397	$7.488	$6.916	$5.788	$5.239	$5.216
Accumulation Unit Value at end of period	$10.979	$9.975	$8.238	$8.816	$7.735	$7.397	$7.488	$6.916	$5.788	$5.239
Number of Accumulation Units outstanding at end of period (in thousands)	604	666	798	1,011	1,226	1,344	1,555	1,785	2,051	2,376
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.381	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955	$13.664
Accumulation Unit Value at end of period	$36.579	$30.381	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955
Number of Accumulation Units outstanding at end of period (in thousands)	21,459	24,030	27,503	31,278	34,880	40,151	45,768	53,177	63,564	75,582
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.454	$22.752	$24.798	$20.589	$19.787	$19.864	$18.772	$13.688	$11.730	$13.427
Accumulation Unit Value at end of period	$35.410	$29.454	$22.752	$24.798	$20.589	$19.787	$19.864	$18.772	$13.688	$11.730
Number of Accumulation Units outstanding at end of period (in thousands)	345	400	465	549	653	737	850	991	1,152	1,343
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.013	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320	$1.321
Accumulation Unit Value at end of period	$4.678	$4.013	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320
Number of Accumulation Units outstanding at end of period (in thousands)	29,646	6,929	7,889	8,881	9,740	10,609	11,467	13,200	15,860	18,279
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.890	$2.941	$3.043	$2.532	$2.427	$2.304	$2.011	$1.502	$1.295	$1.298
Accumulation Unit Value at end of period	$4.528	$3.890	$2.941	$3.043	$2.532	$2.427	$2.304	$2.011	$1.502	$1.295
Number of Accumulation Units outstanding at end of period (in thousands)	814	265	344	502	610	696	730	878	981	1,054
APP IX-5

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.629	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841	$3.839
Accumulation Unit Value at end of period	$10.248	$9.629	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841
Number of Accumulation Units outstanding at end of period (in thousands)	27,133	27,916	32,050	36,929	41,641	47,265	54,733	64,386	77,460	92,546
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.335	$7.361	$7.884	$6.755	$5.963	$6.118	$5.492	$4.222	$3.769	$3.773
Accumulation Unit Value at end of period	$9.920	$9.335	$7.361	$7.884	$6.755	$5.963	$6.118	$5.492	$4.222	$3.769
Number of Accumulation Units outstanding at end of period (in thousands)	547	553	677	899	1,072	1,165	1,390	1,593	1,721	1,910
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.962	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281	$2.128
Accumulation Unit Value at end of period	$9.680	$7.962	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281
Number of Accumulation Units outstanding at end of period (in thousands)	1,932	2,168	2,515	2,927	3,258	3,601	4,094	4,885	5,770	7,059
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.731	$5.853	$6.098	$5.058	$5.599	$5.016	$3.993	$2.666	$2.242	$2.094
Accumulation Unit Value at end of period	$9.384	$7.731	$5.853	$6.098	$5.058	$5.599	$5.016	$3.993	$2.666	$2.242
Number of Accumulation Units outstanding at end of period (in thousands)	116	127	149	193	219	244	253	322	356	412
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.946	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339	$2.754
Accumulation Unit Value at end of period	$4.694	$3.946	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339
Number of Accumulation Units outstanding at end of period (in thousands)	16,918	19,195	21,719	24,376	26,999	30,796	34,979	40,589	48,599	58,160
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.825	$3.068	$3.830	$3.101	$3.105	$3.091	$3.261	$2.721	$2.295	$2.706
Accumulation Unit Value at end of period	$4.544	$3.825	$3.068	$3.830	$3.101	$3.105	$3.091	$3.261	$2.721	$2.295
Number of Accumulation Units outstanding at end of period (in thousands)	250	349	485	655	787	890	881	935	1,095	1,225
Hartford MidCap HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.485	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260	$4.685
Accumulation Unit Value at end of period	$15.425	$12.485	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260
Number of Accumulation Units outstanding at end of period (in thousands)	11,819	10,443	11,926	13,482	15,367	17,471	19,917	23,242	27,663	32,992
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.103	$9.238	$10.122	$8.247	$7.468	$7.455	$6.788	$4.923	$4.180	$4.603
Accumulation Unit Value at end of period	$14.932	$12.103	$9.238	$10.122	$8.247	$7.468	$7.455	$6.788	$4.923	$4.180
Number of Accumulation Units outstanding at end of period (in thousands)	372	393	441	513	568	642	743	897	1,033	1,246
APP IX-6

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.046	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544	$1.541
Accumulation Unit Value at end of period	$5.322	$4.046	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544
Number of Accumulation Units outstanding at end of period (in thousands)	3,622	4,105	4,473	4,970	5,372	5,986	7,144	8,976	9,211	11,762
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.940	$2.942	$3.379	$2.853	$2.575	$2.626	$2.516	$1.761	$1.521	$1.521
Accumulation Unit Value at end of period	$5.175	$3.940	$2.942	$3.379	$2.853	$2.575	$2.626	$2.516	$1.761	$1.521
Number of Accumulation Units outstanding at end of period (in thousands)	83	108	141	178	202	233	289	352	438	434
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$6.393	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545	$2.667
Accumulation Unit Value at end of period	$9.818	$6.393	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545
Number of Accumulation Units outstanding at end of period (in thousands)	7,643	8,337	9,467	10,920	11,757	13,459	15,124	17,509	21,338	25,306
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$6.198	$4.588	$4.858	$3.899	$3.874	$4.281	$4.054	$2.848	$2.497	$2.621
Accumulation Unit Value at end of period	$9.504	$6.198	$4.588	$4.858	$3.899	$3.874	$4.281	$4.054	$2.848	$2.497
Number of Accumulation Units outstanding at end of period (in thousands)	235	281	321	366	392	460	503	578	723	818
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.152	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117	$6.263
Accumulation Unit Value at end of period	$17.878	$16.152	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	17,752	19,857	22,513	25,686	28,999	32,555	36,776	43,503	51,448	60,616
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.659	$12.101	$12.290	$10.399	$9.818	$9.690	$8.829	$6.770	$6.002	$6.154
Accumulation Unit Value at end of period	$17.306	$15.659	$12.101	$12.290	$10.399	$9.818	$9.690	$8.829	$6.770	$6.002
Number of Accumulation Units outstanding at end of period (in thousands)	377	426	486	559	612	708	798	931	1,025	1,231
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.757	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904	$3.695
Accumulation Unit Value at end of period	$5.122	$4.757	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904
Number of Accumulation Units outstanding at end of period (in thousands)	22,926	20,786	22,712	24,847	27,078	30,761	35,536	41,394	52,669	60,468
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.612	$4.227	$4.321	$4.167	$4.044	$4.125	$3.951	$4.062	$3.831	$3.631
Accumulation Unit Value at end of period	$4.958	$4.612	$4.227	$4.321	$4.167	$4.044	$4.125	$3.951	$4.062	$3.831
Number of Accumulation Units outstanding at end of period (in thousands)	601	463	546	827	918	1,011	1,176	1,334	1,779	1,988
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.941	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010	$2.035
Accumulation Unit Value at end of period	$1.945	$1.941	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010
Number of Accumulation Units outstanding at end of period (in thousands)	25,995	11,677	13,112	14,560	16,471	18,714	21,823	30,278	37,059	47,022
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.882	$1.856	$1.853	$1.860	$1.869	$1.893	$1.917	$1.944	$1.972	$2.000
Accumulation Unit Value at end of period	$1.882	$1.882	$1.856	$1.853	$1.860	$1.869	$1.893	$1.917	$1.944	$1.972
Number of Accumulation Units outstanding at end of period (in thousands)	1,610	1,294	1,384	1,487	1,581	1,621	1,689	1,727	1,185	1,434
APP IX-7

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.597	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$9.985	$—	$—
Accumulation Unit Value at end of period	$9.505	$9.597	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,103	2,445	1,800	1,535	2,309	1,205	1,019	701	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.502	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$9.983	$—	$—
Accumulation Unit Value at end of period	$9.398	$9.502	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	132	28	29	34	17	20	—	—	—

APP IX-8

The Director IV

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock S&P 500 Index V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.578	$8.926	$9.471	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.520	$11.578	$8.926	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8,793	9,470	10,262	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.545	$8.914	$9.468	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.461	$11.545	$8.914	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	175	187	235	—	—	—	—	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.289	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340	$5.308
Accumulation Unit Value at end of period	$11.342	$10.289	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340
Number of Accumulation Units outstanding at end of period (in thousands)	38,601	43,579	49,493	56,241	63,903	73,775	84,740	101,149	120,552	143,056
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.975	$8.238	$8.816	$7.735	$7.397	$7.488	$6.916	$5.788	$5.239	$5.216
Accumulation Unit Value at end of period	$10.979	$9.975	$8.238	$8.816	$7.735	$7.397	$7.488	$6.916	$5.788	$5.239
Number of Accumulation Units outstanding at end of period (in thousands)	604	666	798	1,011	1,226	1,344	1,555	1,785	2,051	2,376
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.381	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955	$13.664
Accumulation Unit Value at end of period	$36.579	$30.381	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955
Number of Accumulation Units outstanding at end of period (in thousands)	21,459	24,030	27,503	31,278	34,880	40,151	45,768	53,177	63,564	75,582
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.454	$22.752	$24.798	$20.589	$19.787	$19.864	$18.772	$13.688	$11.730	$13.427
Accumulation Unit Value at end of period	$35.410	$29.454	$22.752	$24.798	$20.589	$19.787	$19.864	$18.772	$13.688	$11.730
Number of Accumulation Units outstanding at end of period (in thousands)	345	400	465	549	653	737	850	991	1,152	1,343
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.013	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320	$1.321
Accumulation Unit Value at end of period	$4.678	$4.013	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320
Number of Accumulation Units outstanding at end of period (in thousands)	29,646	6,929	7,889	8,881	9,740	10,609	11,467	13,200	15,860	18,279
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.890	$2.941	$3.043	$2.532	$2.427	$2.304	$2.011	$1.502	$1.295	$1.298
Accumulation Unit Value at end of period	$4.528	$3.890	$2.941	$3.043	$2.532	$2.427	$2.304	$2.011	$1.502	$1.295
Number of Accumulation Units outstanding at end of period (in thousands)	814	265	344	502	610	696	730	878	981	1,054
APP IX-9

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.629	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841	$3.839
Accumulation Unit Value at end of period	$10.248	$9.629	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841
Number of Accumulation Units outstanding at end of period (in thousands)	27,133	27,916	32,050	36,929	41,641	47,265	54,733	64,386	77,460	92,546
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.335	$7.361	$7.884	$6.755	$5.963	$6.118	$5.492	$4.222	$3.769	$3.773
Accumulation Unit Value at end of period	$9.920	$9.335	$7.361	$7.884	$6.755	$5.963	$6.118	$5.492	$4.222	$3.769
Number of Accumulation Units outstanding at end of period (in thousands)	547	553	677	899	1,072	1,165	1,390	1,593	1,721	1,910
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.962	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281	$2.128
Accumulation Unit Value at end of period	$9.680	$7.962	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281
Number of Accumulation Units outstanding at end of period (in thousands)	1,932	2,168	2,515	2,927	3,258	3,601	4,094	4,885	5,770	7,059
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.731	$5.853	$6.098	$5.058	$5.599	$5.016	$3.993	$2.666	$2.242	$2.094
Accumulation Unit Value at end of period	$9.384	$7.731	$5.853	$6.098	$5.058	$5.599	$5.016	$3.993	$2.666	$2.242
Number of Accumulation Units outstanding at end of period (in thousands)	116	127	149	193	219	244	253	322	356	412
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.946	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339	$2.754
Accumulation Unit Value at end of period	$4.694	$3.946	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339
Number of Accumulation Units outstanding at end of period (in thousands)	16,918	19,195	21,719	24,376	26,999	30,796	34,979	40,589	48,599	58,160
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.825	$3.068	$3.830	$3.101	$3.105	$3.091	$3.261	$2.721	$2.295	$2.706
Accumulation Unit Value at end of period	$4.544	$3.825	$3.068	$3.830	$3.101	$3.105	$3.091	$3.261	$2.721	$2.295
Number of Accumulation Units outstanding at end of period (in thousands)	250	349	485	655	787	890	881	935	1,095	1,225
Hartford MidCap HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.485	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260	$4.685
Accumulation Unit Value at end of period	$15.425	$12.485	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260
Number of Accumulation Units outstanding at end of period (in thousands)	11,819	10,443	11,926	13,482	15,367	17,471	19,917	23,242	27,663	32,992
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.103	$9.238	$10.122	$8.247	$7.468	$7.455	$6.788	$4.923	$4.180	$4.603
Accumulation Unit Value at end of period	$14.932	$12.103	$9.238	$10.122	$8.247	$7.468	$7.455	$6.788	$4.923	$4.180
Number of Accumulation Units outstanding at end of period (in thousands)	372	393	441	513	568	642	743	897	1,033	1,246
APP IX-10

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.046	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544	$1.541
Accumulation Unit Value at end of period	$5.322	$4.046	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544
Number of Accumulation Units outstanding at end of period (in thousands)	3,622	4,105	4,473	4,970	5,372	5,986	7,144	8,976	9,211	11,762
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.940	$2.942	$3.379	$2.853	$2.575	$2.626	$2.516	$1.761	$1.521	$1.521
Accumulation Unit Value at end of period	$5.175	$3.940	$2.942	$3.379	$2.853	$2.575	$2.626	$2.516	$1.761	$1.521
Number of Accumulation Units outstanding at end of period (in thousands)	83	108	141	178	202	233	289	352	438	434
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$6.393	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545	$2.667
Accumulation Unit Value at end of period	$9.818	$6.393	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545
Number of Accumulation Units outstanding at end of period (in thousands)	7,643	8,337	9,467	10,920	11,757	13,459	15,124	17,509	21,338	25,306
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$6.198	$4.588	$4.858	$3.899	$3.874	$4.281	$4.054	$2.848	$2.497	$2.621
Accumulation Unit Value at end of period	$9.504	$6.198	$4.588	$4.858	$3.899	$3.874	$4.281	$4.054	$2.848	$2.497
Number of Accumulation Units outstanding at end of period (in thousands)	235	281	321	366	392	460	503	578	723	818
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.152	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117	$6.263
Accumulation Unit Value at end of period	$17.878	$16.152	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	17,752	19,857	22,513	25,686	28,999	32,555	36,776	43,503	51,448	60,616
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.659	$12.101	$12.290	$10.399	$9.818	$9.690	$8.829	$6.770	$6.002	$6.154
Accumulation Unit Value at end of period	$17.306	$15.659	$12.101	$12.290	$10.399	$9.818	$9.690	$8.829	$6.770	$6.002
Number of Accumulation Units outstanding at end of period (in thousands)	377	426	486	559	612	708	798	931	1,025	1,231
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.757	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904	$3.695
Accumulation Unit Value at end of period	$5.122	$4.757	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904
Number of Accumulation Units outstanding at end of period (in thousands)	22,926	20,786	22,712	24,847	27,078	30,761	35,536	41,394	52,669	60,468
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.612	$4.227	$4.321	$4.167	$4.044	$4.125	$3.951	$4.062	$3.831	$3.631
Accumulation Unit Value at end of period	$4.958	$4.612	$4.227	$4.321	$4.167	$4.044	$4.125	$3.951	$4.062	$3.831
Number of Accumulation Units outstanding at end of period (in thousands)	601	463	546	827	918	1,011	1,176	1,334	1,779	1,988
APP IX-11

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.941	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010	$2.035
Accumulation Unit Value at end of period	$1.945	$1.941	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010
Number of Accumulation Units outstanding at end of period (in thousands)	25,995	11,677	13,112	14,560	16,471	18,714	21,823	30,278	37,059	47,022
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.882	$1.856	$1.853	$1.860	$1.869	$1.893	$1.917	$1.944	$1.972	$2.000
Accumulation Unit Value at end of period	$1.882	$1.882	$1.856	$1.853	$1.860	$1.869	$1.893	$1.917	$1.944	$1.972
Number of Accumulation Units outstanding at end of period (in thousands)	1,610	1,294	1,384	1,487	1,581	1,621	1,689	1,727	1,185	1,434
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.597	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$9.985	$—	$—
Accumulation Unit Value at end of period	$9.505	$9.597	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,103	2,445	1,800	1,535	2,309	1,205	1,019	701	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.502	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$9.983	$—	$—
Accumulation Unit Value at end of period	$9.398	$9.502	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	132	28	29	34	17	20	—	—	—

The Director V

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock S&P 500 Index V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.578	$8.926	$9.471	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.520	$11.578	$8.926	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8,793	9,470	10,262	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.545	$8.914	$9.468	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.461	$11.545	$8.914	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	175	187	235	—	—	—	—	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.289	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340	$5.308
Accumulation Unit Value at end of period	$11.342	$10.289	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340
Number of Accumulation Units outstanding at end of period (in thousands)	38,601	43,579	49,493	56,241	63,903	73,775	84,740	101,149	120,552	143,056
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.975	$8.238	$8.816	$7.735	$7.397	$7.488	$6.916	$5.788	$5.239	$5.216
Accumulation Unit Value at end of period	$10.979	$9.975	$8.238	$8.816	$7.735	$7.397	$7.488	$6.916	$5.788	$5.239
Number of Accumulation Units outstanding at end of period (in thousands)	604	666	798	1,011	1,226	1,344	1,555	1,785	2,051	2,376
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.381	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955	$13.664
Accumulation Unit Value at end of period	$36.579	$30.381	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955
Number of Accumulation Units outstanding at end of period (in thousands)	21,459	24,030	27,503	31,278	34,880	40,151	45,768	53,177	63,564	75,582
With Optional Death Benefit
APP IX-12

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Accumulation Unit Value at beginning of period	$29.454	$22.752	$24.798	$20.589	$19.787	$19.864	$18.772	$13.688	$11.730	$13.427
Accumulation Unit Value at end of period	$35.410	$29.454	$22.752	$24.798	$20.589	$19.787	$19.864	$18.772	$13.688	$11.730
Number of Accumulation Units outstanding at end of period (in thousands)	345	400	465	549	653	737	850	991	1,152	1,343
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.013	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320	$1.321
Accumulation Unit Value at end of period	$4.678	$4.013	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320
Number of Accumulation Units outstanding at end of period (in thousands)	29,646	6,929	7,889	8,881	9,740	10,609	11,467	13,200	15,860	18,279
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.890	$2.941	$3.043	$2.532	$2.427	$2.304	$2.011	$1.502	$1.295	$1.298
Accumulation Unit Value at end of period	$4.528	$3.890	$2.941	$3.043	$2.532	$2.427	$2.304	$2.011	$1.502	$1.295
Number of Accumulation Units outstanding at end of period (in thousands)	814	265	344	502	610	696	730	878	981	1,054
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.629	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841	$3.839
Accumulation Unit Value at end of period	$10.248	$9.629	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841
Number of Accumulation Units outstanding at end of period (in thousands)	27,133	27,916	32,050	36,929	41,641	47,265	54,733	64,386	77,460	92,546
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.335	$7.361	$7.884	$6.755	$5.963	$6.118	$5.492	$4.222	$3.769	$3.773
Accumulation Unit Value at end of period	$9.920	$9.335	$7.361	$7.884	$6.755	$5.963	$6.118	$5.492	$4.222	$3.769
Number of Accumulation Units outstanding at end of period (in thousands)	547	553	677	899	1,072	1,165	1,390	1,593	1,721	1,910
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.962	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281	$2.128
Accumulation Unit Value at end of period	$9.680	$7.962	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281
Number of Accumulation Units outstanding at end of period (in thousands)	1,932	2,168	2,515	2,927	3,258	3,601	4,094	4,885	5,770	7,059
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.731	$5.853	$6.098	$5.058	$5.599	$5.016	$3.993	$2.666	$2.242	$2.094
Accumulation Unit Value at end of period	$9.384	$7.731	$5.853	$6.098	$5.058	$5.599	$5.016	$3.993	$2.666	$2.242
Number of Accumulation Units outstanding at end of period (in thousands)	116	127	149	193	219	244	253	322	356	412
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.946	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339	$2.754
Accumulation Unit Value at end of period	$4.694	$3.946	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339
Number of Accumulation Units outstanding at end of period (in thousands)	16,918	19,195	21,719	24,376	26,999	30,796	34,979	40,589	48,599	58,160
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.825	$3.068	$3.830	$3.101	$3.105	$3.091	$3.261	$2.721	$2.295	$2.706
Accumulation Unit Value at end of period	$4.544	$3.825	$3.068	$3.830	$3.101	$3.105	$3.091	$3.261	$2.721	$2.295
Number of Accumulation Units outstanding at end of period (in thousands)	250	349	485	655	787	890	881	935	1,095	1,225
Hartford MidCap HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.485	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260	$4.685
Accumulation Unit Value at end of period	$15.425	$12.485	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260
Number of Accumulation Units outstanding at end of period (in thousands)	11,819	10,443	11,926	13,482	15,367	17,471	19,917	23,242	27,663	32,992
APP IX-13

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.103	$9.238	$10.122	$8.247	$7.468	$7.455	$6.788	$4.923	$4.180	$4.603
Accumulation Unit Value at end of period	$14.932	$12.103	$9.238	$10.122	$8.247	$7.468	$7.455	$6.788	$4.923	$4.180
Number of Accumulation Units outstanding at end of period (in thousands)	372	393	441	513	568	642	743	897	1,033	1,246
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.046	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544	$1.541
Accumulation Unit Value at end of period	$5.322	$4.046	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544
Number of Accumulation Units outstanding at end of period (in thousands)	3,622	4,105	4,473	4,970	5,372	5,986	7,144	8,976	9,211	11,762
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.940	$2.942	$3.379	$2.853	$2.575	$2.626	$2.516	$1.761	$1.521	$1.521
Accumulation Unit Value at end of period	$5.175	$3.940	$2.942	$3.379	$2.853	$2.575	$2.626	$2.516	$1.761	$1.521
Number of Accumulation Units outstanding at end of period (in thousands)	83	108	141	178	202	233	289	352	438	434
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$6.393	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545	$2.667
Accumulation Unit Value at end of period	$9.818	$6.393	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545
Number of Accumulation Units outstanding at end of period (in thousands)	7,643	8,337	9,467	10,920	11,757	13,459	15,124	17,509	21,338	25,306
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$6.198	$4.588	$4.858	$3.899	$3.874	$4.281	$4.054	$2.848	$2.497	$2.621
Accumulation Unit Value at end of period	$9.504	$6.198	$4.588	$4.858	$3.899	$3.874	$4.281	$4.054	$2.848	$2.497
Number of Accumulation Units outstanding at end of period (in thousands)	235	281	321	366	392	460	503	578	723	818
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.152	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117	$6.263
Accumulation Unit Value at end of period	$17.878	$16.152	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	17,752	19,857	22,513	25,686	28,999	32,555	36,776	43,503	51,448	60,616
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.659	$12.101	$12.290	$10.399	$9.818	$9.690	$8.829	$6.770	$6.002	$6.154
Accumulation Unit Value at end of period	$17.306	$15.659	$12.101	$12.290	$10.399	$9.818	$9.690	$8.829	$6.770	$6.002
Number of Accumulation Units outstanding at end of period (in thousands)	377	426	486	559	612	708	798	931	1,025	1,231
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.757	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904	$3.695
Accumulation Unit Value at end of period	$5.122	$4.757	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904
Number of Accumulation Units outstanding at end of period (in thousands)	22,926	20,786	22,712	24,847	27,078	30,761	35,536	41,394	52,669	60,468
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.612	$4.227	$4.321	$4.167	$4.044	$4.125	$3.951	$4.062	$3.831	$3.631
Accumulation Unit Value at end of period	$4.958	$4.612	$4.227	$4.321	$4.167	$4.044	$4.125	$3.951	$4.062	$3.831
Number of Accumulation Units outstanding at end of period (in thousands)	601	463	546	827	918	1,011	1,176	1,334	1,779	1,988
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.941	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010	$2.035
Accumulation Unit Value at end of period	$1.945	$1.941	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010
Number of Accumulation Units outstanding at end of period (in thousands)	25,995	11,677	13,112	14,560	16,471	18,714	21,823	30,278	37,059	47,022
APP IX-14

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.882	$1.856	$1.853	$1.860	$1.869	$1.893	$1.917	$1.944	$1.972	$2.000
Accumulation Unit Value at end of period	$1.882	$1.882	$1.856	$1.853	$1.860	$1.869	$1.893	$1.917	$1.944	$1.972
Number of Accumulation Units outstanding at end of period (in thousands)	1,610	1,294	1,384	1,487	1,581	1,621	1,689	1,727	1,185	1,434
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.597	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$9.985	$—	$—
Accumulation Unit Value at end of period	$9.505	$9.597	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,103	2,445	1,800	1,535	2,309	1,205	1,019	701	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.502	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$9.983	$—	$—
Accumulation Unit Value at end of period	$9.398	$9.502	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	132	28	29	34	17	20	—	—	—
APP IX-15

Appendix X — Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

Applicable To The Following Product

• Director 5

Occasionally, funds may be liquidated or merged into other funds due to actions taken by its fund company. As a result of these actions, the funds available in particular models may be impacted. We mail notifications of any such changes around the time they occur. If you are invested in a model, it is important to regularly review the current fund allocations of your model with your Investment professional to determine whether they meet your current and ongoing needs.

As of May 2, 2016, the following models are available:

Portfolio Planner Models

Fund	Series 1142	Series 1143	Series 2102	Series 3035
Hartford Disciplined Equity HLS Fund	15%	20%	25%	29%
Hartford Dividend and Growth HLS Fund	4%	5%	6%	8%
Hartford International Opportunities HLS Fund	5%	7%	9%	11%
Hartford MidCap HLS Fund	4%	5%	7%	8%
Hartford Small Cap Growth HLS Fund	2%	3%	3%	4%
Hartford Total Return Bond HLS Fund	43%	39%	32%	27%
Hartford Ultrashort Bond HLS Fund	27%	21%	18%	13%
Total	100%	100%	100%	100%
APP X-1

The Statement of Additional Information ("SAI") contains additional information about the Contract, us and the Separate Account, including financial statements. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. The SAI is not your personal Variable Annuity Quarterly Statement.
You may obtain a copy of the SAI, free of charge, by:
1)     mailing: Talcott Resolution, P. O. Box, 14293, Lexington, KY 40512-4293
2)     calling: 1-800-862-6668
3)     emailing: asccontactus@talcottresolution.com
You may also obtain reports and other information about the Separate Account on the SEC's website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Statement of Additional Information
Talcott Resolution Life Insurance Company
Separate Account Two
The Director Series II-V

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293; call 1-800-862-6668 or email us at asccontactus@talcottresolution.com.
Date of Prospectus: May 3, 2021
Date of Statement of Additional Information: May 3, 2021

General Information
Safekeeping of Assets
We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company and the financial statements of each of the individual Sub-accounts which comprise Talcott Resolution Life Insurance Company Separate Account Two included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Services
Cognizant Worldwide Limited
Cognizant Worldwide Limited (“Cognizant”) which has its principal office at 1 Kingdom Street, Paddington Central, London, United Kingdom W2 6BD, provides business processing outsourcing services and mail room services to us in connection with our administration of our annuity products. Cognizant is not affiliated with us, the Separate Account or any of our affiliates, including the Contract's principal underwriter, Talcott Distribution Services Company, Inc. We pay Cognizant for its services on a monthly basis for the hours worked and also for per usage fees for other charges. For the past three years, the dollar amount of fees paid to Cognizant has been: 2020: $1,462,378; 2019: $1,684369 and 2018: $718,207.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Talcott Resolution Distribution Company (“TDC”). TDC serves as Principal Underwriter for the securities issued with respect to the Separate Account. TDC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. TDC is an affiliate of ours. Both TDC and Talcott Resolution are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond. The principal business address of TDC is the same as ours.
Talcott Resolution currently pays TDC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to TDC in its role as Principal Underwriter has been: 2020: $7,478,056; 2019: $6,212,494; and 2018: $7,231,318.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant
2

periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR.” Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A - B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Financial Statements
The financial Statements of the Company and the Separate Account for the year ended December 31, 2020 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life Insurance Company Separate Account Two and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life Insurance Company Separate Account Two (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

American Century VP Capital Appreciation Fund	Hartford International Opportunities HLS Fund
AB VPS International Value Portfolio	Hartford MidCap HLS Fund
Invesco V.I. Core Equity Fund	Hartford Ultrashort Bond HLS Fund
Invesco V.I. High Yield Fund	Hartford Small Company HLS Fund
Invesco V.I. Government Money Market Fund	Hartford SmallCap Growth HLS Fund
AB VPS Growth and Income Portfolio	Hartford Stock HLS Fund
AB VPS Intermediate Bond Portfolio	Rational Trend Aggregation VA Fund
American Funds Insurance Series® Growth Fund	Rational Insider Buying VA Fund
Calvert VP SRI Balanced Portfolio	BlackRock Large Cap Focus Growth V.I. Fund
Columbia Variable Portfolio - Small Company Growth Fund	Morgan Stanley VIF U.S. Real Estate Portfolio
Wells Fargo VT Omega Growth Fund	Invesco V.I. Equity and Income Fund
Fidelity® VIP Asset Manager Portfolio	Morgan Stanley VIF Discovery Portfolio
Fidelity® VIP Growth Portfolio	Columbia Variable Portfolio - Dividend Opportunity Fund
Fidelity® VIP Contrafund® Portfolio	Columbia Variable Portfolio - Income Opportunities Fund
Fidelity® VIP Overseas Portfolio	Columbia Variable Portfolio - Mid Cap Growth Fund
Fidelity® VIP Freedom 2020 Portfolio	Invesco Oppenheimer V.I. Global Fund
Fidelity® VIP Freedom 2030 Portfolio	Putnam VT Small Cap Value Fund
Fidelity® VIP Freedom 2015 Portfolio	PIMCO VIT Real Return Portfolio
Fidelity® VIP Freedom 2025 Portfolio	Pioneer Fund VCT Portfolio
Fidelity® VIP Freedom Income Portfolio	Pioneer Mid Cap Value VCT Portfolio
Fidelity® VIP FundsManager 20% Portfolio	Prudential Series Jennison 20/20 Focus Portfolio
Fidelity® VIP FundsManager 70% Portfolio	Prudential Series Jennison Portfolio
Fidelity® VIP FundsManager 85% Portfolio	Prudential Series Value Portfolio
Franklin Income VIP Fund	Prudential Series SP International Growth Portfolio
Hartford Balanced HLS Fund	Royce Capital Fund-Small-Cap Portfolio
Hartford Total Return Bond HLS Fund	Invesco V.I. Comstock Fund
Hartford Capital Appreciation HLS Fund	Invesco V.I. American Franchise Fund
Hartford Dividend and Growth HLS Fund	Wells Fargo VT Index Asset Allocation Fund
Hartford Healthcare HLS Fund	Wells Fargo VT International Equity Fund
Hartford Disciplined Equity HLS Fund	Wells Fargo VT Small Cap Growth Fund
Wells Fargo VT Opportunity Fund

We have also audited the accompanying statements of assets and liabilities of Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Overseas Core Fund, CTIVP®– Loomis Sayles Growth Fund, BlackRock S&P 500 Index V.I. Fund, and Fidelity ® VIP FundsManager 50% Portfolio, the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap Value HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Columbia Variable Portfolio - Asset Allocation Fund, and Victory Variable Insurance Diversified Stock Fund statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Columbia Variable Portfolio - Large Cap Growth Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from March 18, 2016 to December 31, 2016
Columbia Variable Portfolio - Overseas Core Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from March 18, 2016 to December 31, 2016
CTIVP®– Loomis Sayles Growth Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from March 18, 2016 to December 31, 2016
BlackRock S&P 500 Index V.I. Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the period from April 20, 2018 to December 31, 2018
Fidelity ® VIP FundsManager 50% Portfolio	December 31, 2020	Year ended December 31, 2020	Year ended December 31, 2020 and the period from September 11, 2019 to December 31, 2019	Year ended December 31, 2020 and the period from September 11, 2019 to December 31, 2019
Fidelity ® VIP FundsManager 60% Portfolio	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the day ended December 31, 2018
Hartford Global Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford Growth Opportunities HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford High Yield HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford U.S. Government Securities HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Columbia Variable Portfolio - Asset Allocation Fund	Not Applicable	Period from January 1, 2020 to April 24, 2020	Period from January 1, 2020 to April 24, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to April 24, 2020 and the four years in the period ended December 31, 2019
Victory Variable Insurance Diversified Stock Fund	Not Applicable	Period from January 1, 2020 to December 24, 2020	Period from January 1, 2020 to December 24, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to December 24, 2020 and the four years in the period ended December 31, 2019

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life Insurance Company Separate Account Two as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies; when replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
April 21, 2021

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life Insurance Company Separate Account Two since 2002.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Insurance Series® Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6,648,934
class 2	—	—	—	—	—	—	—	566,857	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	61,171	—	—	—	1,371,734	1,345,320	—	—	—
class I	3,844,146	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,632,634	1,157,351	42,228,221	—	—	—	—	—
class S2	—	—	—	—	6,833,489	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	1,100,853	—
Total investments	3,844,146	61,171	2,632,634	1,157,351	49,061,710	1,371,734	1,345,320	566,857	1,100,853	6,648,934
Due from Sponsor Company	—	—	—	—	41,581	—	—	8	—	—
Receivable for fund shares sold	—	—	179	48	—	60	389	—	—	498
Other assets	3	2	—	—	6	—	—	3	—	1
Total assets	3,844,149	61,173	2,632,813	1,157,399	49,103,297	1,371,794	1,345,709	566,868	1,100,853	6,649,433

Liabilities:
Due to Sponsor Company	4	6	179	48	—	60	389	—	22	498
Payable for fund shares purchased	—	—	—	—	41,581	—	—	8	—	—
Other liabilities	15	—	1	2	—	2	1	—	11	—
Total liabilities	19	6	180	50	41,581	62	390	8	33	498

Net assets:
For contract liabilities	$3,844,130	$61,167	$2,632,633	$1,157,349	$49,061,716	$1,371,732	$1,345,319	$566,860	$1,100,820	$6,648,935

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6,648,935
class 2	—	—	—	—	—	—	—	566,860	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	61,167	—	—	—	1,371,732	1,345,319	—	—	—
class I	3,844,130	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,632,633	1,157,349	42,228,223	—	—	—	—	—
class S2	—	—	—	—	6,833,493	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	1,100,820	—
Total contract liabilities	$3,844,130	$61,167	$2,632,633	$1,157,349	$49,061,716	$1,371,732	$1,345,319	$566,860	$1,100,820	$6,648,935

Shares:
class 1	—	—	—	—	—	—	—	—	—	221,853
class 2	—	—	—	—	—	—	—	4,757	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	4,266	—	—	—	48,250	123,765	—	—	—
class I	199,489	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	86,514	220,029	42,228,221	—	—	—	—	—
class S2	—	—	—	—	6,833,489	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	436,847	—
Total shares	199,489	4,266	86,514	220,029	49,061,710	48,250	123,765	4,757	436,847	221,853

Cost	$2,547,738	$78,406	$2,522,804	$1,373,824	$49,061,710	$1,369,767	$1,350,679	$375,203	$811,873	$3,724,829

Deferred contracts in the accumulation period:
Units owned by participants #	499,464	7,259	1,121,415	620,718	5,205,678	499,395	88,381	13,040	152,721	1,039,180
Minimum unit fair value #*	$6.869742	$8.426670	$1.936826	$1.635988	$8.568172	$2.288462	$13.265850	$43.470381	$6.734610	$4.731798
Maximum unit fair value #*	$69.667928	$8.426670	$27.342346	$1.945541	$10.254705	$2.998938	$14.789414	$43.470381	$26.104312	$66.188544
Contract liability	$3,844,127	$61,167	$2,538,001	$1,144,415	$48,916,408	$1,348,888	$1,267,895	$566,860	$1,053,131	$6,519,780

Contracts in payout (annuitization) period:
Units owned by participants #	0.43	—	41,435	6,648	15,370	7,753	5,286	—	7,081	22,390
Minimum unit fair value #*	$6.869742	$—	$2.283879	$1.945541	$9.278937	$2.946424	$14.601448	$—	$6.734610	$5.695084
Maximum unit fair value #*	$6.869742	$—	$2.283879	$1.945541	$9.577691	$2.946424	$14.789414	$—	$6.734610	$5.883402
Contract liability	$2.95	$—	$94,632.00	$12,934.00	$145,308.00	$22,844.00	$77,424.00	$—	$47,689.00	$129,155.00

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$3,726,224	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	4,630	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	980,457	9,458,854	10,336,559	887,306	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	210,953	123,866	78,665	751,797	207,157
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	3,730,854	980,457	9,458,854	10,336,559	887,306	210,953	123,866	78,665	751,797	207,157
Due from Sponsor Company	—	14	394	13	3	—	9	—	1,472	—
Receivable for fund shares sold	155	—	—	—	—	—	—	—	—	—
Other assets	2	3	—	7	—	2	3	—	—	3
Total assets	3,731,011	980,474	9,459,248	10,336,579	887,309	210,955	123,878	78,665	753,269	207,160

Liabilities:
Due to Sponsor Company	155	—	—	—	—	7	—	8	—	7
Payable for fund shares purchased	—	40	395	25	24	—	9	—	1,472	—
Other liabilities	—	7	12	4	5	—	3	2	—	1
Total liabilities	155	47	407	29	29	7	12	10	1,472	8

Net assets:
For contract liabilities	$3,730,856	$980,427	$9,458,841	$10,336,550	$887,280	$210,948	$123,866	$78,655	$751,797	$207,152

Contract Liabilities:
class 1	$3,726,225	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	4,631	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	980,427	9,458,841	10,336,550	887,280	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	210,948	123,866	78,655	751,797	207,152
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$3,730,856	$980,427	$9,458,841	$10,336,550	$887,280	$210,948	$123,866	$78,655	$751,797	$207,152

Shares:
class 1	88,132	—	—	—	—	—	—	—	—	—
class 2	115	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	57,539	91,834	214,585	33,458	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	14,139	7,404	5,603	45,045	16,337
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	88,247	57,539	91,834	214,585	33,458	14,139	7,404	5,603	45,045	16,337

Cost	$2,470,624	$876,311	$4,873,804	$5,329,298	$634,180	$179,078	$97,162	$64,338	$619,813	$180,253

Deferred contracts in the accumulation period:
Units owned by participants #	989,311	229,684	1,012,454	908,631	241,589	6,734	3,288	2,820	21,810	11,685
Minimum unit fair value #*	$2.966769	$4.052719	$8.898417	$10.756339	$3.252429	$31.327415	$37.676011	$27.888192	$34.470217	$17.727614
Maximum unit fair value #*	$63.163272	$25.225082	$54.804732	$49.941738	$24.808226	$31.327415	$37.676011	$27.888192	$34.470217	$17.727614
Contract liability	$3,699,144	$980,427	$9,455,295	$10,336,139	$887,280	$210,948	$123,866	$78,655	$751,797	$207,152

Contracts in payout (annuitization) period:
Units owned by participants #	9,176	—	399	38	—	—	—	—	—	—
Minimum unit fair value #*	$3.455805	$—	$8.898417	$10.756339	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$3.455805	$—	$8.898417	$10.756339	$—	$—	$—	$—	$—	$—
Contract liability	$31,712	$—	$3,546	$411	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 50% Portfolio	Fidelity® VIP FundsManager 60% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	661,366	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	579,002,251	216,861,010	1,081,490,691	450,745,342
class IB	—	—	—	—	—	—	55,787,016	51,890,970	103,937,703	81,682,808
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	176,335	302,786	141,820	29,375	3,802	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	176,335	302,786	141,820	29,375	3,802	661,366	634,789,267	268,751,980	1,185,428,394	532,428,150
Due from Sponsor Company	—	—	—	—	248	16	—	67,773	—	—
Receivable for fund shares sold	—	—	—	—	—	—	341,691	—	1,251,247	791,616
Other assets	1	—	—	—	1	2	24	1	—	15
Total assets	176,336	302,786	141,820	29,375	4,051	661,384	635,130,982	268,819,754	1,186,679,641	533,219,781

Liabilities:
Due to Sponsor Company	6	—	—	3	—	—	341,695	—	1,251,256	791,626
Payable for fund shares purchased	—	—	—	—	255	16	—	67,791	—	—
Other liabilities	—	—	2	5	—	—	43	10	143	8
Total liabilities	6	—	2	8	255	16	341,738	67,801	1,251,399	791,634

Net assets:
For contract liabilities	$176,330	$302,786	$141,818	$29,367	$3,796	$661,368	$634,789,244	$268,751,953	$1,185,428,242	$532,428,147

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	661,368	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	579,002,229	216,860,989	1,081,490,535	450,745,337
class IB	—	—	—	—	—	—	55,787,015	51,890,964	103,937,707	81,682,810
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	176,330	302,786	141,818	29,367	3,796	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$176,330	$302,786	$141,818	$29,367	$3,796	$661,368	$634,789,244	$268,751,953	$1,185,428,242	$532,428,147

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	43,974	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	18,346,080	18,101,921	20,858,065	20,312,994
class IB	—	—	—	—	—	—	1,735,210	4,356,924	2,044,006	3,706,117
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	14,868	22,412	12,539	2,124	276	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	14,868	22,412	12,539	2,124	276	43,974	20,081,290	22,458,845	22,902,071	24,019,111

Cost	$172,507	$287,164	$121,215	$25,358	$3,512	$673,165	$424,977,877	$252,082,410	$933,329,994	$474,091,608

Deferred contracts in the accumulation period:
Units owned by participants #	10,795.00	11,943	4,840	905	98	35,015	89,085,823	73,643,292	71,828,406	80,433,650
Minimum unit fair value #*	$16.334467	$25.352072	$29.299418	$32.455662	$38.650275	$18.887870	$1.900657	$1.603856	$3.263347	$2.836167
Maximum unit fair value #*	$16.334467	$25.352072	$29.299418	$32.455662	$38.650275	$18.887870	$27.973584	$25.126375	$89.088282	$43.369391
Contract liability	$176,330	$302,786	$141,818	$29,367	$3,796	$661,368	$611,223,613	$262,649,549	$1,159,904,806	$520,108,523

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	—	2,676,241	1,739,094	1,147,099	1,674,945
Minimum unit fair value #*	$—	$—	$—	$—	$—	$—	$2.219833	$2.114755	$3.799314	$3.911433
Maximum unit fair value #*	$—	$—	$—	$—	$—	$—	$17.994961	$11.206064	$65.203922	$10.958380
Contract liability	$—	$—	$—	$—	$—	$—	$23,565,631	$6,102,404	$25,523,436	$12,319,624

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund
	Sub-Account	Sub-Account (3)(4)	Sub-Account	Sub-Account (5)(6)	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	32,228,873	273,916,839	128,475,194	228,717,791	92,850,544	95,836,113	49,846,857	438,445,344	—	—
class IB	3,875,629	60,397,179	21,614,283	19,393,297	18,271,086	13,801,164	12,631,998	30,838,673	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	3,002,871	2,472,894
Total investments	36,104,502	334,314,018	150,089,477	248,111,088	111,121,630	109,637,277	62,478,855	469,284,017	3,002,871	2,472,894
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	528,963	1,767,816	63,754	562,859	11,159	49,518	37,301	273,420	126	120
Other assets	—	—	6	—	58,266	—	7	3	—	2
Total assets	36,633,465	336,081,834	150,153,237	248,673,947	111,191,055	109,686,795	62,516,163	469,557,440	3,002,997	2,473,016

Liabilities:
Due to Sponsor Company	528,963	1,767,816	63,786	562,859	11,183	49,518	37,301	273,450	126	120
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	24	17	7	58,263	1	—	558	—	—
Total liabilities	528,965	1,767,840	63,803	562,866	69,446	49,519	37,301	274,008	126	120

Net assets:
For contract liabilities	$36,104,500	$334,313,994	$150,089,434	$248,111,081	$111,121,609	$109,637,276	$62,478,862	$469,283,432	$3,002,871	$2,472,896

Contract Liabilities:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	32,228,871	273,916,818	128,475,150	228,717,786	92,850,522	95,836,117	49,846,863	438,444,756	—	—
class IB	3,875,629	60,397,176	21,614,284	19,393,295	18,271,087	13,801,159	12,631,999	30,838,676	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	3,002,871	2,472,896
Total contract liabilities	$36,104,500	$334,313,994	$150,089,434	$248,111,081	$111,121,609	$109,637,276	$62,478,862	$469,283,432	$3,002,871	$2,472,896

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	1,349,617	15,742,347	6,561,553	5,265,142	9,202,235	3,492,570	1,306,602	4,590,089	—	—
class IB	176,406	3,525,813	1,088,332	464,399	1,810,811	569,590	346,272	322,986	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	266,685	196,730
Total shares	1,526,023	19,268,160	7,649,885	5,729,541	11,013,046	4,062,160	1,652,874	4,913,075	266,685	196,730

Cost	$29,833,011	$291,616,301	$96,832,231	$169,966,235	$111,060,585	$74,117,193	$41,959,606	$224,004,187	$3,131,576	$2,963,442

Deferred contracts in the accumulation period:
Units owned by participants #	3,788,097	72,734,716	42,500,770	18,271,120	74,421,577	13,654,612	11,048,672	45,274,092	1,288,282	789,526
Minimum unit fair value #*	$7.519374	$2.648862	$1.596759	$4.810782	$0.503805	$2.911316	$4.208421	$2.092512	$1.874660	$2.733970
Maximum unit fair value #*	$55.420206	$45.767925	$29.519429	$52.694286	$12.177688	$53.449690	$56.368793	$62.874998	$20.182839	$34.432635
Contract liability	$35,687,581	$328,665,871	$146,769,484	$243,262,039	$108,505,730	$108,429,913	$61,531,581	$454,860,858	$2,859,871	$2,377,196

Contracts in payout (annuitization) period:
Units owned by participants #	42,896	1,359,681	861,031	338,609	1,522,965	131,753	183,150	1,002,343	65,942	29,600
Minimum unit fair value #*	$8.909622	$3.111708	$1.828440	$5.651544	$0.557571	$3.334189	$4.915686	$2.396369	$2.095324	$3.119750
Maximum unit fair value #*	$9.896548	$11.209423	$5.067043	$15.424884	$3.339529	$9.818280	$5.422229	$55.878726	$2.216150	$3.251108
Contract liability	$416,919	$5,648,123	$3,319,950	$4,849,042	$2,615,879	$1,207,363	$947,281	$14,422,574	$143,000	$95,700

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Discovery Portfolio	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco Oppenheimer V.I. Global Fund	Putnam VT Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$5,476,795	$3,323,023	$5,911,714	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	163,477,648	86,143	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	139,603
class II	—	—	—	—	—	—	—	—	—	—
class III	9,341,467	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	191,705	170,158	1,702,309	—	—	—	536,410	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	172,819,115	86,143	191,705	170,158	1,702,309	5,476,795	3,323,023	5,911,714	536,410	139,603
Due from Sponsor Company	—	—	—	—	8,274	—	—	—	3	—
Receivable for fund shares sold	58,728	5	—	—	—	420	209	6,456	—	—
Other assets	2	—	5	—	2	2	1	3	3	—
Total assets	172,877,845	86,148	191,710	170,158	1,710,585	5,477,217	3,323,233	5,918,173	536,416	139,603

Liabilities:
Due to Sponsor Company	58,728	5	6	6	—	420	209	6,456	—	—
Payable for fund shares purchased	—	—	—	—	8,274	—	—	—	3	—
Other liabilities	14	—	—	5	—	—	—	—	—	—
Total liabilities	58,742	5	6	11	8,274	420	209	6,456	3	—

Net assets:
For contract liabilities	$172,819,103	$86,143	$191,704	$170,147	$1,702,311	$5,476,797	$3,323,024	$5,911,717	$536,413	$139,603

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$5,476,797	$3,323,024	$5,911,717	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	163,477,637	86,143	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	139,603
class II	—	—	—	—	—	—	—	—	—	—
class III	9,341,466	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	191,704	170,147	1,702,311	—	—	—	536,413	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$172,819,103	$86,143	$191,704	$170,147	$1,702,311	$5,476,797	$3,323,024	$5,911,717	$536,413	$139,603

Shares:
class 1	—	—	—	—	—	182,987	431,002	131,488	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	5,992,583	3,992	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	13,946
class II	—	—	—	—	—	—	—	—	—	—
class III	346,108	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	11,257	9,549	59,940	—	—	—	10,444	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	6,338,691	3,992	11,257	9,549	59,940	182,987	431,002	131,488	10,444	13,946

Cost	$147,278,193	$79,168	$227,982	$155,741	$1,106,283	$3,051,723	$3,626,705	$2,251,799	$407,132	$164,687

Deferred contracts in the accumulation period:
Units owned by participants #	12,379,228	19,908	13,010	7,598	23,013	303,622	245,609	215,141	19,718	8,146
Minimum unit fair value #*	$13.093892	$4.077333	$14.735181	$22.393466	$73.972240	$16.334249	$12.364228	$25.042747	$27.204456	$17.137155
Maximum unit fair value #*	$14.492048	$4.332432	$14.735181	$22.393466	$73.972240	$18.432083	$13.521422	$27.600635	$27.204456	$17.137155
Contract liability	$167,917,421	$86,143	$191,704	$170,147	$1,702,311	$5,408,547	$3,234,182	$5,758,598	$536,413	$139,603

Contracts in payout (annuitization) period:
Units owned by participants #	359,075	—	—	—	—	3,730	6,609	5,593	—	—
Minimum unit fair value #*	$13.422109	$—	$—	$—	$—	$18.166771	$13.364565	$27.280416	$—	$—
Maximum unit fair value #*	$14.055599	$—	$—	$—	$—	$18.432083	$13.521422	$27.600635	$—	$—
Contract liability	$4,901,682	$—	$—	$—	$—	$68,250	$88,842	$153,119	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio	Prudential Series SP International Growth Portfolio	Royce Capital Fund–Small-Cap Portfolio	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	519,618	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	9,802,709	163,576	153,824	1,356,001	236,877	72,070	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	142,697	—	—
class S1	—	—	—	—	—	—	—	—	—	1,705,307
class S2	—	—	—	—	—	—	—	—	95,137	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	519,618	9,802,709	163,576	153,824	1,356,001	236,877	72,070	142,697	95,137	1,705,307
Due from Sponsor Company	—	—	11	—	—	—	—	17	—	—
Receivable for fund shares sold	—	1,095	—	6	53	12	3	—	—	75
Other assets	—	—	1	—	—	—	—	2	—	—
Total assets	519,618	9,803,804	163,588	153,830	1,356,054	236,889	72,073	142,716	95,137	1,705,382

Liabilities:
Due to Sponsor Company	—	1,095	—	6	53	12	3	—	10	75
Payable for fund shares purchased	—	—	17	—	—	—	—	17	—	—
Other liabilities	14	4	2	2	1	1	1	—	4	1
Total liabilities	14	1,099	19	8	54	13	4	17	14	76

Net assets:
For contract liabilities	$519,604	$9,802,705	$163,569	$153,822	$1,356,000	$236,876	$72,069	$142,699	$95,123	$1,705,306

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	519,604	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	9,802,705	163,569	153,822	1,356,000	236,876	72,069	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	142,699	—	—
class S1	—	—	—	—	—	—	—	—	—	1,705,306
class S2	—	—	—	—	—	—	—	—	95,123	—
class SRV	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$519,604	$9,802,705	$163,569	$153,822	$1,356,000	$236,876	$72,069	$142,699	$95,123	$1,705,306

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	37,329	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	577,649	9,221	3,261	11,184	6,515	6,134	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	19,257	—	—
class S1	—	—	—	—	—	—	—	—	—	19,139
class S2	—	—	—	—	—	—	—	—	5,920
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	37,329	577,649	9,221	3,261	11,184	6,515	6,134	19,257	5,920	19,139

Cost	$485,942	$9,931,353	$180,136	$45,926	$300,285	$136,550	$30,503	$173,405	$99,787	$1,078,796

Deferred contracts in the accumulation period:
Units owned by participants #	32,060	3,150,746	8,619	34,455	416,889	53,836	35,360	8,229	4,498	50,236
Minimum unit fair value #*	$16.207616	$2.747471	$18.978198	$3.950572	$3.052840	$2.160768	$1.930563	$17.339904	$21.150145	$31.620519
Maximum unit fair value #*	$16.207616	$3.249455	$18.978198	$4.318004	$4.316872	$27.167299	$2.068105	$17.339904	$21.150145	$34.846806
Contract liability	$519,604	$9,702,428	$163,569	$138,801	$1,356,000	$236,876	$72,069	$142,699	$95,123	$1,698,832

Contracts in payout (annuitization) period:
Units owned by participants #	—	32,093	—	3,620	—	—	—	—	—	186
Minimum unit fair value #*	$—	$3.104027	$—	$4.149409	$—	$—	$—	$—	$—	$34.846806
Maximum unit fair value #*	$—	$3.200258	$—	$4.149409	$—	$—	$—	$—	$—	$34.846806
Contract liability	$—	$100,277	$—	$15,021	$—	$—	$—	$—	$—	$6,474

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2020

	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$2,630,317	$2,421,329	$2,592,864	$26,594,097	$—	$11,679,893
class 2	21,203	—	4,202	—	—	5,058,944	—
class ADM	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—
Total investments	21,203	2,630,317	2,425,531	2,592,864	26,594,097	5,058,944	11,679,893
Due from Sponsor Company	—	—	—	—	—	—	—
Receivable for fund shares sold	1	108	99	521	3,696	274	721
Other assets	—	—	—	1	2	3	3
Total assets	21,204	2,630,425	2,425,630	2,593,386	26,597,795	5,059,221	11,680,617

Liabilities:
Due to Sponsor Company	1	108	99	521	3,696	274	721
Payable for fund shares purchased	—	—	—	—	—	—	—
Other liabilities	—	4	—	—	—	—	—
Total liabilities	1	112	99	521	3,696	274	721

Net assets:
For contract liabilities	$21,203	$2,630,313	$2,425,531	$2,592,865	$26,594,099	$5,058,947	$11,679,896

Contract Liabilities:
class 1	$—	$2,630,313	$2,421,328	$2,592,865	$26,594,099	$—	$11,679,896
class 2	21,203	—	4,203	—	—	5,058,947	—
class ADM	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—
Total contract liabilities	$21,203	$2,630,313	$2,425,531	$2,592,865	$26,594,099	$5,058,947	$11,679,896

Shares:
class 1	—	1,421,793	157,742	87,953	902,106	—	235,767
class 2	969	—	285	—	—	359,045	—
class ADM	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—
Total shares	969	1,421,793	158,027	87,953	902,106	359,045	235,767

Cost	$14,409	$4,173,560	$1,498,154	$2,009,989	$11,540,408	$4,584,265	$5,089,166

Deferred contracts in the accumulation period:
Units owned by participants #	7,616	1,456,574	54,125	83,463	1,159,165	375,585	497,295
Minimum unit fair value #*	$2.784114	$1.179501	$5.661245	$27.506512	$21.425127	$12.735735	$21.592082
Maximum unit fair value #*	$2.784114	$16.280526	$46.619653	$31.202215	$22.744106	$13.519989	$22.921194
Contract liability	$21,203	$2,599,414	$2,403,161	$2,536,417	$26,210,480	$4,995,351	$11,312,504

Contracts in payout (annuitization) period:
Units owned by participants #	—	13,395	490	1,826	16,895	4,721	16,060
Minimum unit fair value #*	$—	$2.224220	$45.181108	$30.482257	$22.581649	$13.423390	$22.757494
Maximum unit fair value #*	$—	$2.338598	$46.135200	$31.202215	$22.744106	$13.519989	$22.921194
Contract liability	$—	$30,899	$22,370	$56,448	$383,619	$63,596	$367,392

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(7) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(8) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2020

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Insurance Series® Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$1,390	$34,187	$63,574	$110,179	$17,255	$42,078	$1,215	$15,581	$—

Expenses:
Administrative charges	—	—	—	(635)	—	—	—	—	—	—
Mortality and expense risk charges	(37,453)	(1,221)	(33,862)	(15,765)	(663,322)	(20,651)	(18,219)	(4,827)	(11,966)	(77,782)
Total expenses	(37,453)	(1,221)	(33,862)	(16,400)	(663,322)	(20,651)	(18,219)	(4,827)	(11,966)	(77,782)
Net investment income (loss)	(37,453)	169	325	47,174	(553,143)	(3,396)	23,859	(3,612)	3,615	(77,782)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	90,922	(31,797)	18,044	(110,868)	—	3,778	(7,404)	15,075	17,705	170,425
Net realized gain distributions	342,685	—	589,741	—	—	70,642	—	8,511	32,152	85,984
Change in unrealized appreciation (depreciation) during the period	754,926	23,088	(314,868)	4,487	—	(65,678)	37,739	155,121	81,143	2,422,917
Net gain (loss) on investments	1,188,533	(8,709)	292,917	(106,381)	—	8,742	30,335	178,707	131,000	2,679,326
Net increase (decrease) in net assets resulting from operations	$1,151,080	$(8,540)	$293,242	$(59,207)	$(553,143)	$5,346	$54,194	$175,095	$134,615	$2,601,544

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$13,536	$5,759	$23,592	$3,578	$2,015	$1,090	$756	$6,635	$2,100

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(45,809)	(10,622)	(94,236)	(115,252)	(10,034)	(4,140)	(1,363)	(986)	(7,246)	(1,933)
Total expenses	(45,809)	(10,622)	(94,236)	(115,252)	(10,034)	(4,140)	(1,363)	(986)	(7,246)	(1,933)
Net investment income (loss)	(45,809)	2,914	(88,477)	(91,660)	(6,456)	(2,125)	(273)	(230)	(611)	167

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	97,108	1,954	503,585	655,481	34,698	21,789	952	11,153	2,070	180
Net realized gain distributions	229,458	12,033	734,195	50,083	3,811	24,450	5,138	3,490	24,271	710
Change in unrealized appreciation (depreciation) during the period	789,163	101,598	1,758,363	1,841,585	80,646	(20,294)	11,094	(4,840)	60,572	25,864
Net gain (loss) on investments	1,115,729	115,585	2,996,143	2,547,149	119,155	25,945	17,184	9,803	86,913	26,754
Net increase (decrease) in net assets resulting from operations	$1,069,920	$118,499	$2,907,666	$2,455,489	$112,699	$23,820	$16,911	$9,573	$86,302	$26,921

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 50% Portfolio	Fidelity® VIP FundsManager 60% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account (17)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)

Investment income:
Dividends	$1,384	$2,341	$1,165	$206	$15	$41,626	$9,858,177	$8,344,853	$9,691,166	$9,078,568

Expenses:
Administrative charges	—	—	—	—	—	—	(6,940)	(9,198)	(17,082)	(13,313)
Mortality and expense risk charges	(1,512)	(1,575)	(1,570)	(323)	(22)	(8,883)	(8,034,861)	(3,427,209)	(13,873,056)	(6,544,295)
Total expenses	(1,512)	(1,575)	(1,570)	(323)	(22)	(8,883)	(8,041,801)	(3,436,407)	(13,890,138)	(6,557,608)
Net investment income (loss)	(128)	766	(405)	(117)	(7)	32,743	1,816,376	4,908,446	(4,198,972)	2,520,960

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,723	(11)	63	838	(1)	(13,312)	25,107,582	1,540,423	15,345,251	1,497,480
Net realized gain distributions	339	2,948	3,047	621	49	590	31,460,250	506,606	78,481,616	22,817,201
Change in unrealized appreciation (depreciation) during the period	3,829	11,414	14,157	2,437	336	(36,701)	(1,080,640)	9,366,924	110,652,725	3,469,294
Net gain (loss) on investments	8,891	14,351	17,267	3,896	384	(49,423)	55,487,192	11,413,953	204,479,592	27,783,975
Net increase (decrease) in net assets resulting from operations	$8,763	$15,117	$16,862	$3,779	$377	$(16,680)	$57,303,568	$16,322,399	$200,280,620	$30,304,935

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account (3)	Sub-Account (4)(5)	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account (9)(10)	Sub-Account (11)	Sub-Account (12)

Investment income:
Dividends	$159,286	$450,112	$924,582	$—	$3,596,796	$2,427,330	$—	$98,182	$362,471	$1,085,320

Expenses:
Administrative charges	—	—	—	—	—	(3,614)	—	—	—	(1,504)
Mortality and expense risk charges	(477,798)	(833,685)	(2,145,911)	(1,425,243)	(463,774)	(1,823,738)	(179,649)	(2,039,294)	(671,212)	(884,040)
Total expenses	(477,798)	(833,685)	(2,145,911)	(1,425,243)	(463,774)	(1,827,352)	(179,649)	(2,039,294)	(671,212)	(885,544)
Net investment income (loss)	(318,512)	(383,573)	(1,221,329)	(1,425,243)	3,133,022	599,978	(179,649)	(1,941,112)	(308,741)	199,776

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	804,407	(461,434)	2,134,654	(15,808,708)	(6,445,589)	5,024,359	(4,102,740)	6,849,401	(20,874,121)	142,712
Net realized gain distributions	6,073,139	31,411,697	5,605,527	62,415,338	—	—	5,314,831	13,788,086	5,340,508	—
Change in unrealized appreciation (depreciation) during the period	27,546	(17,748,321)	35,471,436	(1,565,479)	3,059,633	17,847,236	9,321	29,601,904	1,023,659	(625,759)
Net gain (loss) on investments	6,905,092	13,201,942	43,211,617	45,041,151	(3,385,956)	22,871,595	1,221,412	50,239,391	(14,509,954)	(483,047)
Net increase (decrease) in net assets resulting from operations	$6,586,580	$12,818,369	$41,990,288	$43,615,908	$(252,934)	$23,471,573	$1,041,763	$48,298,279	$(14,818,695)	$(283,271)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)	Sub-Account (14)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$7,091,570	$2,179,169	$892,784	$18,601	$—	$2,722,293	$—	$4,693

Expenses:
Administrative charges	(1,496)	—	(4,060)	—	—	—	—	—	—	—
Mortality and expense risk charges	(1,084,875)	(785,629)	(5,578,839)	(712,479)	(572,499)	(45,127)	(35,799)	(1,960,099)	(296)	(2,351)
Total expenses	(1,086,371)	(785,629)	(5,582,899)	(712,479)	(572,499)	(45,127)	(35,799)	(1,960,099)	(296)	(2,351)
Net investment income (loss)	(1,086,371)	(785,629)	1,508,671	1,466,690	320,285	(26,526)	(35,799)	762,194	(296)	2,342

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,892,448	1,522,498	29,729,396	(466,203)	(7,695,325)	(61,451)	(94,535)	1,403,078	211	(4,111)
Net realized gain distributions	11,626,214	1,866,926	29,298,238	—	7,764,491	—	170,962	10,038,355	3,969	5,234
Change in unrealized appreciation (depreciation) during the period	25,536,906	12,298,924	(16,735,903)	1,917,818	(8,374,852)	53,151	235,616	12,589,922	6,688	(49,289)
Net gain (loss) on investments	39,055,568	15,688,348	42,291,731	1,451,615	(8,305,686)	(8,300)	312,043	24,031,355	10,868	(48,166)
Net increase (decrease) in net assets resulting from operations	$37,969,197	$14,902,719	$43,800,402	$2,918,305	$(7,985,401)	$(34,826)	$276,244	$24,793,549	$10,572	$(45,824)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Discovery Portfolio	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco Oppenheimer V.I. Global Fund	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio
	Sub-Account	Sub-Account	Sub-Account (15)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$3,341	$—	$45,701	$—	$156,230	$—	$1,846	$1,005	$6,607	$42,017

Expenses:
Administrative charges	—	—	—	—	(785)	(1,368)	—	—	—	—
Mortality and expense risk charges	(1,964)	(11,273)	(7,642)	(81,764)	(51,393)	(85,223)	(6,179)	(1,374)	(5,799)	(128,374)
Total expenses	(1,964)	(11,273)	(7,642)	(81,764)	(52,178)	(86,591)	(6,179)	(1,374)	(5,799)	(128,374)
Net investment income (loss)	1,377	(11,273)	38,059	(81,764)	104,052	(86,591)	(4,333)	(369)	808	(86,357)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	284	127,426	(558,035)	297,466	(139,047)	548,069	26,460	(17,888)	3,191	(208,700)
Net realized gain distributions	6,907	99,272	467,899	—	—	—	15,304	—	—	713,671
Change in unrealized appreciation (depreciation) during the period	3,161	583,312	(69,373)	(279,019)	96,721	1,127,223	80,487	20,970	41,657	1,364,343
Net gain (loss) on investments	10,352	810,010	(159,509)	18,447	(42,326)	1,675,292	122,251	3,082	44,848	1,869,314
Net increase (decrease) in net assets resulting from operations	$11,729	$798,737	$(121,450)	$(63,317)	$61,726	$1,588,701	$117,918	$2,713	$45,656	$1,782,957

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Pioneer Mid Cap Value VCT Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio	Prudential Series SP International Growth Portfolio	Royce Capital Fund–Small-Cap Portfolio	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,617	$—	$—	$—	$—	$1,271	$2,976	$1,810	$867	$158

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(1,962)	(2,053)	(14,765)	(4,076)	(889)	(1,769)	(4,708)	(1,071)	(19,624)	(365)
Total expenses	(1,962)	(2,053)	(14,765)	(4,076)	(889)	(1,769)	(4,708)	(1,071)	(19,624)	(365)
Net investment income (loss)	(345)	(2,053)	(14,765)	(4,076)	(889)	(498)	(1,732)	739	(18,757)	(207)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(7,845)	1,934	15,137	4,241	424	(29,209)	63,368	(7,007)	81,440	106
Net realized gain distributions	5,501	—	—	—	—	2,313	21,225	2,250	90,469	1,524
Change in unrealized appreciation (depreciation) during the period	7	34,087	458,257	1,311	16,923	7,196	(37,853)	(5,146)	296,969	1,245
Net gain (loss) on investments	(2,337)	36,021	473,394	5,552	17,347	(19,700)	46,740	(9,903)	468,878	2,875
Net increase (decrease) in net assets resulting from operations	$(2,682)	$33,968	$458,629	$1,476	$16,458	$(20,198)	$45,008	$(9,164)	$450,121	$2,668

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2020

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$80,996	$—	$15,538	$—	$61,360	$—

Expenses:
Administrative charges	—	—	—	—	—	—
Mortality and expense risk charges	(38,892)	(26,867)	(31,666)	(323,100)	(66,106)	(153,782)
Total expenses	(38,892)	(26,867)	(31,666)	(323,100)	(66,106)	(153,782)
Net investment income (loss)	42,104	(26,867)	(16,128)	(323,100)	(4,746)	(153,782)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(637,297)	74,829	25,791	1,641,274	(44,629)	922,421
Net realized gain distributions	—	101,283	168,539	—	51,493	—
Change in unrealized appreciation (depreciation) during the period	670,579	711,801	243,897	5,564,926	338,614	2,169,709
Net gain (loss) on investments	33,282	887,913	438,227	7,206,200	345,478	3,092,130
Net increase (decrease) in net assets resulting from operations	$75,386	$861,046	$422,099	$6,883,100	$340,732	$2,938,348

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(6) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(8) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(9) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(12) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(13) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(15) Liquidated as of April 24, 2020.
(16) Liquidated as of December 24, 2020.
(17) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Insurance Series® Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(37,453)	$169	$325	$47,174	$(553,143)	$(3,396)	$23,859	$(3,612)	$3,615	$(77,782)
Net realized gain (loss) on security transactions	90,922	(31,797)	18,044	(110,868)	—	3,778	(7,404)	15,075	17,705	170,425
Net realized gain distributions	342,685	—	589,741	—	—	70,642	—	8,511	32,152	85,984
Change in unrealized appreciation (depreciation) during the period	754,926	23,088	(314,868)	4,487	—	(65,678)	37,739	155,121	81,143	2,422,917
Net increase (decrease) in net assets resulting from operations	1,151,080	(8,540)	293,242	(59,207)	(553,143)	5,346	54,194	175,095	134,615	2,601,544

Unit transactions:
Purchases	34,176	—	3,720	—	138,751	32,754	70,746	2,794	3,001	1,204
Net transfers	(192,224)	(34,687)	44,887	110,444	25,255,384	(26,055)	15,412	71,519	8,420	(486,602)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(266,602)	(31,577)	(281,457)	(21,781)	(9,931,350)	(138,133)	(107,758)	(4,488)	(25,351)	(224,891)
Other transactions	21	2	(46)	47	57	(3)	7	3	4	206
Death benefits	—	—	(60,699)	(14,960)	(1,477,307)	(8,845)	(11,667)	—	—	(18,989)
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	(1,512)	—	(24,621)	(18,317)	17,669	(4,710)	(22,697)	—	(9,288)	(21,589)
Net increase (decrease) in net assets resulting from unit transactions	(426,141)	(66,262)	(318,216)	55,433	14,003,204	(144,992)	(55,957)	69,828	(23,214)	(750,661)
Net increase (decrease) in net assets	724,939	(74,802)	(24,974)	(3,774)	13,450,061	(139,646)	(1,763)	244,923	111,401	1,850,883

Net assets:
Beginning of period	3,119,191	135,969	2,657,607	1,161,123	35,611,655	1,511,378	1,347,082	321,937	989,419	4,798,052
End of period	$3,844,130	$61,167	$2,632,633	$1,157,349	$49,061,716	$1,371,732	$1,345,319	$566,860	$1,100,820	$6,648,935

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(45,809)	$2,914	$(88,477)	$(91,660)	$(6,456)	$(2,125)	$(273)	$(230)	$(611)	$167
Net realized gain (loss) on security transactions	97,108	1,954	503,585	655,481	34,698	21,789	952	11,153	2,070	180
Net realized gain distributions	229,458	12,033	734,195	50,083	3,811	24,450	5,138	3,490	24,271	710
Change in unrealized appreciation (depreciation) during the period	789,163	101,598	1,758,363	1,841,585	80,646	(20,294)	11,094	(4,840)	60,572	25,864
Net increase (decrease) in net assets resulting from operations	1,069,920	118,499	2,907,666	2,455,489	112,699	23,820	16,911	9,573	86,302	26,921

Unit transactions:
Purchases	—	4,866	70,756	80,507	15,520	—	1,836	—	41,217	—
Net transfers	151,102	(23,000)	45,457	(342,619)	(90,543)	(5,811)	(230)	—	98,018	166,886
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(214,848)	(116,165)	(803,756)	(1,180,721)	(60,721)	(356,370)	(66)	(76,141)	(7,052)	(32)
Other transactions	(19)	(7)	1	177	24	(145)	—	(1)	7	—
Death benefits	(13,306)	—	—	—	—	—	—	—	—	—
Net loan activity	—	—	(14)	(14)	—	—	—	—	—	—
Net annuity transactions	25,050	—	(988)	(78)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(52,021)	(134,306)	(688,544)	(1,442,748)	(135,720)	(362,326)	1,540	(76,142)	132,190	166,854
Net increase (decrease) in net assets	1,017,899	(15,807)	2,219,122	1,012,741	(23,021)	(338,506)	18,451	(66,569)	218,492	193,775

Net assets:
Beginning of period	2,712,957	996,234	7,239,719	9,323,809	910,301	549,454	105,415	145,224	533,305	13,377
End of period	$3,730,856	$980,427	$9,458,841	$10,336,550	$887,280	$210,948	$123,866	$78,655	$751,797	$207,152

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 50% Portfolio	Fidelity® VIP FundsManager 60% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account (17)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)

Operations:
Net investment income (loss)	$(128)	$766	$(405)	$(117)	$(7)	$32,743	$1,816,376	$4,908,446	$(4,198,972)	$2,520,960
Net realized gain (loss) on security transactions	4,723	(11)	63	838	(1)	(13,312)	25,107,582	1,540,423	15,345,251	1,497,480
Net realized gain distributions	339	2,948	3,047	621	49	590	31,460,250	506,606	78,481,616	22,817,201
Change in unrealized appreciation (depreciation) during the period	3,829	11,414	14,157	2,437	336	(36,701)	(1,080,640)	9,366,924	110,652,725	3,469,294
Net increase (decrease) in net assets resulting from operations	8,763	15,117	16,862	3,779	377	(16,680)	57,303,568	16,322,399	200,280,620	30,304,935

Unit transactions:
Purchases	—	—	—	—	1,965	793	3,668,478	1,100,770	5,024,632	1,854,604
Net transfers	167,566	175,566	—	—	—	290	(3,675,859)	10,374,102	(22,160,790)	(11,640,277)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	40,849,162	—	52,531,020
Surrenders for benefit payments and fees	—	(15,018)	(23)	(24,629)	(4)	(154,634)	(46,439,800)	(18,334,293)	(79,909,235)	(36,451,500)
Other transactions	—	—	—	(2)	—	(9)	73,268	15,557	39,050	8,351
Death benefits	—	—	—	—	—	—	(21,599,306)	(6,641,177)	(22,728,096)	(11,792,704)
Net loan activity	—	—	—	—	—	—	(1)	(15)	(5)	(5)
Net annuity transactions	—	—	—	—	—	—	(3,470,149)	(302,613)	(693,188)	(483,449)
Net increase (decrease) in net assets resulting from unit transactions	167,566	160,548	(23)	(24,631)	1,961	(153,560)	(71,443,369)	27,061,493	(120,427,632)	(5,973,960)
Net increase (decrease) in net assets	176,329	175,665	16,839	(20,852)	2,338	(170,240)	(14,139,801)	43,383,892	79,852,988	24,330,975

Net assets:
Beginning of period	1	127,121	124,979	50,219	1,458	831,608	648,929,045	225,368,061	1,105,575,254	508,097,172
End of period	$176,330	$302,786	$141,818	$29,367	$3,796	$661,368	$634,789,244	$268,751,953	$1,185,428,242	$532,428,147

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account (3)	Sub-Account (4)(5)	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account (9)(10)	Sub-Account (11)	Sub-Account (12)

Operations:
Net investment income (loss)	$(318,512)	$(383,573)	$(1,221,329)	$(1,425,243)	$3,133,022	$599,978	$(179,649)	$(1,941,112)	$(308,741)	$199,776
Net realized gain (loss) on security transactions	804,407	(461,434)	2,134,654	(15,808,708)	(6,445,589)	5,024,359	(4,102,740)	6,849,401	(20,874,121)	142,712
Net realized gain distributions	6,073,139	31,411,697	5,605,527	62,415,338	—	—	5,314,831	13,788,086	5,340,508	—
Change in unrealized appreciation (depreciation) during the period	27,546	(17,748,321)	35,471,436	(1,565,479)	3,059,633	17,847,236	9,321	29,601,904	1,023,659	(625,759)
Net increase (decrease) in net assets resulting from operations	6,586,580	12,818,369	41,990,288	43,615,908	(252,934)	23,471,573	1,041,763	48,298,279	(14,818,695)	(283,271)

Unit transactions:
Purchases	191,461	314,711	432,321	364,336	112,541	832,899	22,403	1,031,128	105,318	367,766
Net transfers	(586,356)	(1,416,519)	(13,788,984)	1,808,065	(432,385)	(3,797,475)	(748,615)	(8,963,721)	(1,133,743)	5,660,785
Net interfund transfers due to corporate actions	—	(85,155,226)	241,365,204	(156,209,978)	(40,849,162)	—	(18,455,655)	76,689,593	(58,233,938)	67,761,002
Surrenders for benefit payments and fees	(2,936,510)	(5,277,980)	(12,516,577)	(7,104,859)	(2,647,960)	(10,097,446)	(1,096,098)	(11,445,836)	(3,319,074)	(8,218,058)
Other transactions	(223)	606	529	(2,726)	595	4,088	4	(971)	2,308	59,289
Death benefits	(733,363)	(1,478,440)	(3,304,093)	(2,986,598)	(832,179)	(3,214,186)	(217,393)	(3,748,170)	(1,121,453)	(2,575,870)
Net loan activity	—	—	—	—	—	(12)	—	—	—	—
Net annuity transactions	20,139	(1,202,061)	3,587,287	(2,698,706)	(711,046)	(178,702)	(78,834)	145,987	(989,670)	1,197,494
Net increase (decrease) in net assets resulting from unit transactions	(4,044,852)	(94,214,909)	215,775,687	(166,830,466)	(45,359,596)	(16,450,834)	(20,574,188)	53,708,010	(64,690,252)	64,252,408
Net increase (decrease) in net assets	2,541,728	(81,396,540)	257,765,975	(123,214,558)	(45,612,530)	7,020,739	(19,532,425)	102,006,289	(79,508,947)	63,969,137

Net assets:
Beginning of period	33,562,772	81,396,540	76,548,019	123,214,558	45,612,530	143,068,695	19,532,425	146,104,792	79,508,947	47,152,472
End of period	$36,104,500	$—	$334,313,994	$—	$—	$150,089,434	$—	$248,111,081	$—	$111,121,609

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)	Sub-Account (14)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,086,371)	$(785,629)	$1,508,671	$1,466,690	$320,285	$(26,526)	$(35,799)	$762,194	$(296)	$2,342
Net realized gain (loss) on security transactions	1,892,448	1,522,498	29,729,396	(466,203)	(7,695,325)	(61,451)	(94,535)	1,403,078	211	(4,111)
Net realized gain distributions	11,626,214	1,866,926	29,298,238	—	7,764,491	—	170,962	10,038,355	3,969	5,234
Change in unrealized appreciation (depreciation) during the period	25,536,906	12,298,924	(16,735,903)	1,917,818	(8,374,852)	53,151	235,616	12,589,922	6,688	(49,289)
Net increase (decrease) in net assets resulting from operations	37,969,197	14,902,719	43,800,402	2,918,305	(7,985,401)	(34,826)	276,244	24,793,549	10,572	(45,824)

Unit transactions:
Purchases	558,498	157,125	2,526,171	175,865	189,412	2,350	2,840	1,208,663	—	2,260
Net transfers	(565,525)	(3,045,419)	(6,396,345)	8,269,978	363,920	101,677	(22,123)	2,932,560	74,044	(1,166)
Net interfund transfers due to corporate actions	—	—	—	(67,761,002)	(52,531,020)	—	—	—	—	—
Surrenders for benefit payments and fees	(6,060,629)	(3,907,242)	(31,225,400)	(3,929,222)	(3,262,113)	(383,228)	(120,345)	(11,256,554)	(2)	(12,977)
Other transactions	1,115	(94)	67,748	(57,165)	1,399	3	4	51,371	—	1
Death benefits	(1,138,634)	(1,151,130)	(12,100,830)	(1,370,653)	(705,992)	(59,084)	(56,737)	(3,065,113)	—	—
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	(118,632)	165,880	(2,214,930)	(1,406,274)	(1,529,553)	(21,498)	(13,240)	(344,509)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(7,323,807)	(7,780,880)	(49,343,586)	(66,078,473)	(57,473,947)	(359,780)	(209,601)	(10,473,582)	74,042	(11,882)
Net increase (decrease) in net assets	30,645,390	7,121,839	(5,543,184)	(63,160,168)	(65,459,348)	(394,606)	66,643	14,319,967	84,614	(57,706)

Net assets:
Beginning of period	78,991,886	55,357,023	474,826,616	63,160,168	65,459,348	3,397,477	2,406,253	158,499,136	1,529	249,410
End of period	$109,637,276	$62,478,862	$469,283,432	$—	$—	$3,002,871	$2,472,896	$172,819,103	$86,143	$191,704

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Discovery Portfolio	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco Oppenheimer V.I. Global Fund	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio
	Sub-Account	Sub-Account	Sub-Account (15)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,377	$(11,273)	$38,059	$(81,764)	$104,052	$(86,591)	$(4,333)	$(369)	$808	$(86,357)
Net realized gain (loss) on security transactions	284	127,426	(558,035)	297,466	(139,047)	548,069	26,460	(17,888)	3,191	(208,700)
Net realized gain distributions	6,907	99,272	467,899	—	—	—	15,304	—	—	713,671
Change in unrealized appreciation (depreciation) during the period	3,161	583,312	(69,373)	(279,019)	96,721	1,127,223	80,487	20,970	41,657	1,364,343
Net increase (decrease) in net assets resulting from operations	11,729	798,737	(121,450)	(63,317)	61,726	1,588,701	117,918	2,713	45,656	1,782,957

Unit transactions:
Purchases	—	2,978	1,584	12,209	5,267	7,914	6,128	672	5,962	16,499
Net transfers	—	356,365	(1,514,410)	(32,023)	126,512	(813,145)	(74,302)	3,372	95,500	28,853
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(22,831)	(17,540)	(19,105)	(353,120)	(258,332)	(424,124)	(87,457)	(3,605)	(59,401)	(436,834)
Other transactions	10	—	(137)	61	(18)	204	—	3	20	(25)
Death benefits	—	—	(35,428)	(26,139)	(21,068)	(44,308)	—	—	—	(162,875)
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	—	(19,704)	(10,696)	(51,051)	(24,443)	—	—	—	(5,944)
Net increase (decrease) in net assets resulting from unit transactions	(22,821)	341,803	(1,587,200)	(409,708)	(198,690)	(1,297,902)	(155,631)	442	42,081	(560,326)
Net increase (decrease) in net assets	(11,092)	1,140,540	(1,708,650)	(473,025)	(136,964)	290,799	(37,713)	3,155	87,737	1,222,631

Net assets:
Beginning of period	181,239	561,771	1,708,650	5,949,822	3,459,988	5,620,918	574,126	136,448	431,867	8,580,074
End of period	$170,147	$1,702,311	$—	$5,476,797	$3,323,024	$5,911,717	$536,413	$139,603	$519,604	$9,802,705

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Pioneer Mid Cap Value VCT Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio	Prudential Series SP International Growth Portfolio	Royce Capital Fund–Small-Cap Portfolio	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(345)	$(2,053)	$(14,765)	$(4,076)	$(889)	$(498)	$(1,732)	$739	$(18,757)	$(207)
Net realized gain (loss) on security transactions	(7,845)	1,934	15,137	4,241	424	(29,209)	63,368	(7,007)	81,440	106
Net realized gain distributions	5,501	—	—	—	—	2,313	21,225	2,250	90,469	1,524
Change in unrealized appreciation (depreciation) during the period	7	34,087	458,257	1,311	16,923	7,196	(37,853)	(5,146)	296,969	1,245
Net increase (decrease) in net assets resulting from operations	(2,682)	33,968	458,629	1,476	16,458	(20,198)	45,008	(9,164)	450,121	2,668

Unit transactions:
Purchases	1,134	—	—	—	—	520	218,505	203	—	—
Net transfers	(13,254)	—	48,017	—	—	(51,871)	(407,588)	—	(272,838)	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(12,031)	(13)	(3,859)	(9,858)	(5)	(13,471)	(34,574)	(12,095)	(28,945)	(1)
Other transactions	—	(3)	—	(1)	—	1	3	(3)	(12)	—
Death benefits	—	3,826	(2,349)	(1,179)	—	—	(232,490)	—	(74,673)	—
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	(2,257)	—	—	—	—	—	—	(2,061)	—
Net increase (decrease) in net assets resulting from unit transactions	(24,151)	1,553	41,809	(11,038)	(5)	(64,821)	(456,144)	(11,895)	(378,529)	(1)
Net increase (decrease) in net assets	(26,833)	35,521	500,438	(9,562)	16,453	(85,019)	(411,136)	(21,059)	71,592	2,667

Net assets:
Beginning of period	190,402	118,301	855,562	246,438	55,616	227,718	411,136	116,182	1,633,714	18,536
End of period	$163,569	$153,822	$1,356,000	$236,876	$72,069	$142,699	$—	$95,123	$1,705,306	$21,203

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$42,104	$(26,867)	$(16,128)	$(323,100)	$(4,746)	$(153,782)
Net realized gain (loss) on security transactions	(637,297)	74,829	25,791	1,641,274	(44,629)	922,421
Net realized gain distributions	—	101,283	168,539	—	51,493	—
Change in unrealized appreciation (depreciation) during the period	670,579	711,801	243,897	5,564,926	338,614	2,169,709
Net increase (decrease) in net assets resulting from operations	75,386	861,046	422,099	6,883,100	340,732	2,938,348

Unit transactions:
Purchases	—	—	55	3,852	1,695	25,702
Net transfers	(541,463)	171,625	(44,961)	(444,926)	296,589	(317,631)
Net interfund transfers due to corporate actions	—	—	—	—	—	—
Surrenders for benefit payments and fees	(132,912)	(240,388)	(81,691)	(1,715,003)	(361,600)	(937,699)
Other transactions	(10)	392	2	499	174	(185)
Death benefits	(1,609)	(18,909)	(15,822)	(180,142)	(25,700)	(197,299)
Net loan activity	—	—	—	—	—	—
Net annuity transactions	(6,926)	6,144	(13,083)	(148,948)	(26,814)	(85,145)
Net increase (decrease) in net assets resulting from unit transactions	(682,920)	(81,136)	(155,500)	(2,484,668)	(115,656)	(1,512,257)
Net increase (decrease) in net assets	(607,534)	779,910	266,599	4,398,432	225,076	1,426,091

Net assets:
Beginning of period	3,237,847	1,645,621	2,326,266	22,195,667	4,833,871	10,253,805
End of period	$2,630,313	$2,425,531	$2,592,865	$26,594,099	$5,058,947	$11,679,896

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(6) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(8) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(9) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(12) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(13) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(15) Liquidated as of April 24, 2020.
(16) Liquidated as of December 24, 2020.
(17) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(39,452)	$(630)	$(9,791)	$48,487	$167,728	$(6,254)	$17,300	$(2,346)	$3,264	$(67,787)
Net realized gain (loss) on security transactions	107,588	(5,583)	40,356	(17,327)	—	22,085	(10,525)	21,148	25,748	43,429
Net realized gain distributions	570,785	—	286,755	—	—	172,403	—	45,150	34,731	884,936
Change in unrealized appreciation (depreciation) during the period	304,803	25,033	272,095	110,763	—	69,921	80,329	46,249	134,371	419,772
Net increase (decrease) in net assets resulting from operations	943,724	18,820	589,415	141,923	167,728	258,155	87,104	110,201	198,114	1,280,350

Unit transactions:
Purchases	32,106	11	3,760	40	69,461	28,325	45	1,704	2,801	1,212
Net transfers	(99,820)	(6,227)	2,224	(299,050)	21,286,427	367,891	(16,649)	(13,706)	(1,839)	496,836
Surrenders for benefit payments and fees	(572,792)	(5,998)	(154,481)	(37,824)	(15,075,947)	(132,921)	(112,090)	(205,424)	(86,137)	(343,721)
Other transactions	(115)	—	1	26	474	(1)	—	3	(10)	(32)
Death benefits	—	—	(60,728)	(5,022)	(1,181,996)	(6,003)	(946)	—	—	(50,213)
Net annuity transactions	(1,030)	—	24,828	(8,284)	56,734	(5,599)	(23,077)	—	(9,131)	26,612
Net increase (decrease) in net assets resulting from unit transactions	(641,651)	(12,214)	(184,396)	(350,114)	5,155,153	251,692	(152,717)	(217,423)	(94,316)	130,694
Net increase (decrease) in net assets	302,073	6,606	405,019	(208,191)	5,322,881	509,847	(65,613)	(107,222)	103,798	1,411,044

Net assets:
Beginning of period	2,817,118	129,363	2,252,588	1,369,314	30,288,774	1,001,531	1,412,695	429,159	885,621	3,387,008
End of period	$3,119,191	$135,969	$2,657,607	$1,161,123	$35,611,655	$1,511,378	$1,347,082	$321,937	$989,419	$4,798,052

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP ContrafundSM Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(40,174)	$5,719	$(67,337)	$(70,023)	$4,556	$2,458	$528	$771	$2,409	$81
Net realized gain (loss) on security transactions	112,028	(3,725)	547,224	575,208	29,572	5,818	4,079	1,398	8,351	10
Net realized gain distributions	316,717	40,413	458,566	1,064,808	32,870	31,013	4,232	10,966	15,092	270
Change in unrealized appreciation (depreciation) during the period	392,493	107,989	1,064,862	822,978	139,208	55,234	15,092	8,605	68,797	884
Net increase (decrease) in net assets resulting from operations	781,064	150,396	2,003,315	2,392,971	206,206	94,523	23,931	21,740	94,649	1,245

Unit transactions:
Purchases	—	4,222	73,977	80,626	14,854	35	2,800	16	36,841	—
Net transfers	(162,572)	—	(278,931)	(289,203)	(42,811)	(46,919)	(11,505)	(20,270)	(16,629)	—
Surrenders for benefit payments and fees	(310,765)	(71,865)	(1,041,765)	(1,343,988)	(95,257)	(61,977)	(17,697)	(3)	(69,150)	(19)
Other transactions	1	(9)	(28)	(11)	(2)	—	(1)	—	—	(1)
Death benefits	(29,868)	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	—	(774)	(65)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(503,204)	(67,652)	(1,247,521)	(1,552,641)	(123,216)	(108,861)	(26,403)	(20,257)	(48,938)	(20)
Net increase (decrease) in net assets	277,860	82,744	755,794	840,330	82,990	(14,338)	(2,472)	1,483	45,711	1,225

Net assets:
Beginning of period	2,435,097	913,490	6,483,925	8,483,479	827,311	563,792	107,887	143,741	487,594	12,152
End of period	$2,712,957	$996,234	$7,239,719	$9,323,809	$910,301	$549,454	$105,415	$145,224	$533,305	$13,377

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 50% Portfolio	Fidelity® VIP FundsManager 60% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account(1)	Sub-Account(1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(71)	$1,132	$594	$(13)	$(2)	$31,744	$3,148,365	$5,518,780	$(2,159,879)	$1,898,060
Net realized gain (loss) on security transactions	372	7	4	(16)	(3)	1,469	32,038,892	291,587	19,249,982	8,012,377
Net realized gain distributions	400	31	3,574	5,710	170	12,632	53,289,216	—	117,366,593	57,511,185
Change in unrealized appreciation (depreciation) during the period	8	4,208	6,448	3,017	94	62,764	33,278,537	13,891,007	139,487,069	48,364,584
Net increase (decrease) in net assets resulting from operations	709	5,378	10,620	8,698	259	108,609	121,755,010	19,701,374	273,943,765	115,786,206

Unit transactions:
Purchases	—	—	—	124	250	867	2,795,398	1,208,742	2,529,561	1,510,564
Net transfers	—	121,743	97,742	—	—	45,643	791,195	6,110,526	(24,976,840)	(6,501,596)
Surrenders for benefit payments and fees	(10,644)	—	(22)	(7)	(3)	(91,848)	(60,710,780)	(24,177,053)	(100,607,080)	(50,593,107)
Other transactions	—	—	(1)	(1)	(1)	—	39,599	31,990	20,315	25,437
Death benefits	—	—	—	—	—	—	(20,836,290)	(6,474,013)	(21,949,449)	(12,405,472)
Net annuity transactions	—	—	—	—	—	—	(4,633,986)	(867,461)	(3,695,629)	(1,508,282)
Net increase (decrease) in net assets resulting from unit transactions	(10,644)	121,743	97,719	116	246	(45,338)	(82,554,864)	(24,167,269)	(148,679,122)	(69,472,456)
Net increase (decrease) in net assets	(9,935)	127,121	108,339	8,814	505	63,271	39,200,146	(4,465,895)	125,264,643	46,313,750

Net assets:
Beginning of period	9,936	—	16,640	41,405	953	768,337	609,728,899	229,833,956	980,310,611	461,783,422
End of period	$1	$127,121	$124,979	$50,219	$1,458	$831,608	$648,929,045	$225,368,061	$1,105,575,254	$508,097,172

The accompanying notes are an integral part of these financial statements.

(1) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(444,216)	$(895,811)	$(498,088)	$(1,900,030)	$2,105,471	$557,436	$(174,534)	$(1,590,709)	$(408,592)	$198,426
Net realized gain (loss) on security transactions	738,954	3,431,603	907,516	2,164,996	(703,724)	4,839,223	(42,757)	8,035,872	(498,681)	208,135
Net realized gain distributions	4,183,120	10,773,505	8,204,616	24,862,577	—	5,283,914	3,026,879	21,104,612	9,507,403	—
Change in unrealized appreciation (depreciation) during the period	4,184,358	7,503,892	11,378,733	5,421,357	4,312,710	19,883,547	2,450,407	10,665,233	10,862,430	272,869
Net increase (decrease) in net assets resulting from operations	8,662,216	20,813,189	19,992,777	30,548,900	5,714,457	30,564,120	5,259,995	38,215,008	19,462,560	679,430

Unit transactions:
Purchases	47,377	334,024	253,775	726,815	185,095	541,469	38,053	980,446	162,896	222,861
Net transfers	(412,775)	(1,748,835)	(1,160,258)	(2,194,738)	460,481	(1,692,147)	2,267,950	(4,660,102)	(2,126,548)	1,318,247
Surrenders for benefit payments and fees	(3,151,427)	(7,538,993)	(7,168,223)	(13,928,808)	(4,735,816)	(13,458,315)	(1,999,945)	(11,965,826)	(7,208,730)	(6,448,689)
Other transactions	279	(102)	281	1,704	27	2,108	780	(1,449)	3,893	6,389
Death benefits	(676,622)	(1,829,921)	(1,511,422)	(2,396,394)	(1,139,703)	(2,666,390)	(170,070)	(3,691,906)	(1,341,825)	(1,011,048)
Net annuity transactions	(126,910)	(182,831)	(190,500)	(376,325)	(354)	(564,529)	(22,432)	(422,049)	(274,435)	(117,113)
Net increase (decrease) in net assets resulting from unit transactions	(4,320,078)	(10,966,658)	(9,776,347)	(18,167,746)	(5,230,270)	(17,837,804)	114,336	(19,760,886)	(10,784,749)	(6,029,353)
Net increase (decrease) in net assets	4,342,138	9,846,531	10,216,430	12,381,154	484,187	12,726,316	5,374,331	18,454,122	8,677,811	(5,349,923)

Net assets:
Beginning of period	29,220,634	71,550,009	66,331,589	110,833,404	45,128,343	130,342,379	14,158,094	127,650,670	70,831,136	52,502,395
End of period	$33,562,772	$81,396,540	$76,548,019	$123,214,558	$45,612,530	$143,068,695	$19,532,425	$146,104,792	$79,508,947	$47,152,472

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,044,662)	$(825,858)	$1,387,366	$663,167	$267,088	$42,439	$(39,925)	$1,242,159	$(342)	$852
Net realized gain (loss) on security transactions	2,182,023	1,928,920	40,409,829	(548,318)	1,543,643	(22,752)	(91,510)	1,003,575	3,385	1,691
Net realized gain distributions	14,023,190	9,103,587	38,432,471	—	6,366,046	—	482,788	8,462,501	151	9,200
Change in unrealized appreciation (depreciation) during the period	7,114,610	4,861,739	37,232,521	2,226,247	6,407,203	183,709	141,161	27,849,048	4,596	25,396
Net increase (decrease) in net assets resulting from operations	22,275,161	15,068,388	117,462,187	2,341,096	14,583,980	203,396	492,514	38,557,283	7,790	37,139

Unit transactions:
Purchases	148,715	158,225	1,463,962	473,016	194,310	7,199	2,056	712,552	—	3,446
Net transfers	(888,836)	(50,084)	(6,868,655)	2,814,878	(1,001,279)	32,531	(58,502)	230,615	(53)	394
Surrenders for benefit payments and fees	(7,263,575)	(4,951,570)	(45,760,287)	(6,800,520)	(7,244,480)	(475,873)	(385,921)	(13,343,961)	(1,249)	(9,736)
Other transactions	2,792	43	81,974	1,033	4,168	(4)	(7)	9,822	—	(2)
Death benefits	(1,460,598)	(901,845)	(9,545,834)	(2,509,548)	(1,239,820)	(57,819)	(14,191)	(2,756,434)	(32,841)	—
Net annuity transactions	(153,711)	(80,011)	(2,469,179)	(206,730)	54,422	85,490	56,520	(1,076,283)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(9,615,213)	(5,825,242)	(63,098,019)	(6,227,871)	(9,232,679)	(408,476)	(400,045)	(16,223,689)	(34,143)	(5,898)
Net increase (decrease) in net assets	12,659,948	9,243,146	54,364,168	(3,886,775)	5,351,301	(205,080)	92,469	22,333,594	(26,353)	31,241

Net assets:
Beginning of period	66,331,938	46,113,877	420,462,448	67,046,943	60,108,047	3,602,557	2,313,784	136,165,542	27,882	218,169
End of period	$78,991,886	$55,357,023	$474,826,616	$63,160,168	$65,459,348	$3,397,477	$2,406,253	$158,499,136	$1,529	$249,410

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Discovery Portfolio	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco Oppenheimer V.I. Global Fund	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,778	$(8,696)	$11,116	$(97,999)	$120,352	$(87,646)	$(3,524)	$(842)	$1,681	$(64,808)
Net realized gain (loss) on security transactions	2,722	6,811	6,080	342,194	(105,801)	515,282	12,185	(24,147)	(3,409)	(409,761)
Net realized gain distributions	12,493	118,274	83,585	—	—	—	81,204	13,610	—	1,277,245
Change in unrealized appreciation (depreciation) during the period	14,735	61,374	208,338	944,457	461,742	982,449	61,561	43,506	30,620	1,317,531
Net increase (decrease) in net assets resulting from operations	31,728	177,763	309,119	1,188,652	476,293	1,410,085	151,426	32,127	28,892	2,120,207

Unit transactions:
Purchases	9	1,878	4,802	5,651	11,106	16,911	4,701	752	5,556	10,049
Net transfers	(17,801)	26,794	(34,218)	(239,061)	23	308,761	(55,501)	(27,232)	44,877	(85,110)
Surrenders for benefit payments and fees	(32,860)	(172,380)	(216,725)	(474,843)	(363,301)	(469,698)	(90,116)	(27,228)	(62,043)	(752,276)
Other transactions	(1)	1	22	—	1	(25)	7	—	37	(2)
Death benefits	—	—	(43,061)	(122,858)	(135,076)	(152,929)	—	—	—	(496,438)
Net annuity transactions	—	—	(10,574)	(7,185)	36,085	27,432	—	—	—	(20,481)
Net increase (decrease) in net assets resulting from unit transactions	(50,653)	(143,707)	(299,754)	(838,296)	(451,162)	(269,548)	(140,909)	(53,708)	(11,573)	(1,344,258)
Net increase (decrease) in net assets	(18,925)	34,056	9,365	350,356	25,131	1,140,537	10,517	(21,581)	17,319	775,949

Net assets:
Beginning of period	200,164	527,715	1,699,285	5,599,466	3,434,857	4,480,381	563,609	158,029	414,548	7,804,125
End of period	$181,239	$561,771	$1,708,650	$5,949,822	$3,459,988	$5,620,918	$574,126	$136,448	$431,867	$8,580,074

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Pioneer Mid Cap Value VCT Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio	Prudential Series SP International Growth Portfolio	Royce Capital Fund–Small-Cap Portfolio	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(350)	$(1,756)	$(11,057)	$(4,453)	$(855)	$(1,321)	$(2,746)	$506	$(14,136)	$(140)
Net realized gain (loss) on security transactions	(904)	5,267	8,811	5,630	1,036	(3,949)	508	486	54,024	95
Net realized gain distributions	11,234	—	—	—	—	26,758	22,839	15,414	133,953	1,096
Change in unrealized appreciation (depreciation) during the period	30,565	22,155	204,312	46,728	13,917	15,308	66,594	9,913	126,939	1,763
Net increase (decrease) in net assets resulting from operations	40,545	25,666	202,066	47,905	14,098	36,796	87,195	26,319	300,780	2,814

Unit transactions:
Purchases	1,101	—	—	—	—	661	3	190	50	—
Net transfers	998	(8,791)	6,978	(5,134)	(1,982)	(5,268)	594	(6,846)	577,917	—
Surrenders for benefit payments and fees	(5,578)	(13)	(2,256)	(9,411)	(5,370)	(24,443)	(3,238)	(29,791)	(113,426)	—
Other transactions	(1)	(1)	1	4	—	(1)	(1)	—	(2)	—
Death benefits	—	—	—	—	—	—	(463)	—	1,106	—
Net annuity transactions	—	(1,968)	—	—	—	—	—	—	(2,155)	—
Net increase (decrease) in net assets resulting from unit transactions	(3,480)	(10,773)	4,723	(14,541)	(7,352)	(29,051)	(3,105)	(36,447)	463,490	—
Net increase (decrease) in net assets	37,065	14,893	206,789	33,364	6,746	7,745	84,090	(10,128)	764,270	2,814

Net assets:
Beginning of period	153,337	103,408	648,773	213,074	48,870	219,973	327,046	126,310	869,444	15,722
End of period	$190,402	$118,301	$855,562	$246,438	$55,616	$227,718	$411,136	$116,182	$1,633,714	$18,536

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$85,795	$(27,580)	$(20,389)	$(291,411)	$10,511	$(151,373)
Net realized gain (loss) on security transactions	(298,509)	155,590	76,067	1,019,176	60,818	887,539
Net realized gain distributions	1,329,336	290,906	246,696	—	662,627	—
Change in unrealized appreciation (depreciation) during the period	(690,185)	6,441	294,646	5,347,178	265,555	1,974,689
Net increase (decrease) in net assets resulting from operations	426,437	425,357	597,020	6,074,943	999,511	2,710,855

Unit transactions:
Purchases	—	34,894	22,582	19,722	1,684	260
Net transfers	(40,816)	(345,513)	(42,227)	(491,721)	68,171	(535,633)
Surrenders for benefit payments and fees	(284,119)	(236,217)	(212,338)	(1,832,085)	(410,944)	(1,249,925)
Other transactions	(10)	7	(1)	—	1	66
Death benefits	(76,238)	(232,781)	(214,307)	(257,047)	(74,969)	(466,793)
Net annuity transactions	(8,853)	(1,898)	(13,245)	(90,787)	19,990	(42,541)
Net increase (decrease) in net assets resulting from unit transactions	(410,036)	(781,508)	(459,536)	(2,651,918)	(396,067)	(2,294,566)
Net increase (decrease) in net assets	16,401	(356,151)	137,484	3,423,025	603,444	416,289

Net assets:
Beginning of period	3,221,446	2,001,772	2,188,782	18,772,642	4,230,427	9,837,516
End of period	$3,237,847	$1,645,621	$2,326,266	$22,195,667	$4,833,871	$10,253,805

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Notes to Financial Statements
December 31, 2020

1. Organization:

Separate Account Two (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.
The Account is comprised of the following Sub-Accounts:

American Century VP Capital Appreciation Fund, AB VPS International Value Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. High Yield Fund, Invesco V.I. Government Money Market Fund, AB VPS Growth and Income Portfolio, AB VPS Intermediate Bond Portfolio, American Funds Insurance Series® Growth Fund, Calvert VP SRI Balanced Portfolio, Columbia Variable Portfolio - Small Company Growth Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Asset Manager Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Overseas Portfolio, Fidelity® VIP Freedom 2020 Portfolio, Fidelity® VIP Freedom 2030 Portfolio, Fidelity® VIP Freedom 2015 Portfolio, Fidelity® VIP Freedom 2025 Portfolio, Fidelity® VIP Freedom Income Portfolio, Fidelity® VIP FundsManager 20% Portfolio, Fidelity® VIP FundsManager 50% Portfolio, Fidelity® VIP FundsManager 60% Portfolio++, Fidelity® VIP FundsManager 70% Portfolio++, Fidelity® VIP FundsManager 85% Portfolio, Franklin Income VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund (Merged assets from Hartford High Yield HLS Fund), Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund (Merged assets from Hartford Value HLS Fund), Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford Disciplined Equity HLS Fund (Merged assets from Hartford Growth Opportunities HLS Fund) (Merged assets from Hartford Global Growth HLS Fund), Hartford Growth Opportunities HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford High Yield HLS Fund (Merged into Hartford Total Return Bond HLS Fund), Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford MidCap HLS Fund (Merged assets from Hartford MidCap Value HLS Fund) (Merged assets from Hartford MidCap Growth HLS Fund), Hartford MidCap Value HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford Ultrashort Bond HLS Fund (Merged assets from Hartford U.S. Government Securities HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund (Merged into Hartford Ultrashort Bond HLS Fund), Hartford Value HLS Fund (Merged into Hartford Dividend and Growth HLS Fund), Rational Trend Aggregation VA Fund, Rational Insider Buying VA Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, Morgan Stanley VIF U.S. Real Estate Portfolio, Invesco V.I. Equity and Income Fund, Morgan Stanley VIF Discovery Portfolio, Columbia Variable Portfolio - Asset Allocation Fund*, Columbia Variable Portfolio - Dividend Opportunity Fund, Columbia Variable Portfolio - Income Opportunities Fund, Columbia Variable Portfolio - Mid Cap Growth Fund, Invesco Oppenheimer V.I. Global Fund, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Prudential Series Jennison 20/20 Focus Portfolio, Prudential Series Jennison Portfolio, Prudential Series Value Portfolio, Prudential Series SP International Growth Portfolio, Royce Capital Fund–Small-Cap Portfolio, Victory Variable Insurance Diversified Stock Fund*, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Opportunity Fund, Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Overseas Core Fund, CTIVP® - Loomis Sayles Growth Fund.

* During 2020, this Sub-Account was liquidated.

++ See Note 8 for additional information related to this Sub-Account.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2020 and 2019.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.

h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. In addition, an annual contract fee up to a maximum of $100 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV 70 Death Benefit Charge maximum of 0.20%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Capital Appreciation Fund	$443,399	$564,310
AB VPS International Value Portfolio	$1,391	$67,484
Invesco V.I. Core Equity Fund	$686,958	$415,108
Invesco V.I. High Yield Fund	$807,035	$704,428
Invesco V.I. Government Money Market Fund	$43,340,848	$29,890,772
AB VPS Growth and Income Portfolio	$235,553	$313,300
AB VPS Intermediate Bond Portfolio	$293,307	$325,405
American Funds Insurance Series® Growth Fund	$144,216	$69,489
Calvert VP SRI Balanced Portfolio	$89,345	$76,778
Columbia Variable Portfolio - Small Company Growth Fund	$1,037,520	$1,779,981
Wells Fargo VT Omega Growth Fund	$707,426	$575,798
Fidelity® VIP Asset Manager Portfolio	$34,508	$153,858
Fidelity® VIP Growth Portfolio	$1,279,948	$1,322,774
Fidelity® VIP Contrafund® Portfolio	$288,173	$1,772,498
Fidelity® VIP Overseas Portfolio	$35,942	$174,302
Fidelity® VIP Freedom 2020 Portfolio	$26,465	$366,460
Fidelity® VIP Freedom 2030 Portfolio	$11,612	$5,211
Fidelity® VIP Freedom 2015 Portfolio	$4,246	$77,125
Fidelity® VIP Freedom 2025 Portfolio	$173,499	$17,649
Fidelity® VIP Freedom Income Portfolio	$169,697	$1,967
Fidelity® VIP FundsManager 20% Portfolio	$344,854	$177,079
Fidelity® VIP FundsManager 50% Portfolio	$180,854	$16,597
Fidelity® VIP FundsManager 60% Portfolio ++	$4,211	$1,596
Fidelity® VIP FundsManager 70% Portfolio ++	$827	$24,951
Fidelity® VIP FundsManager 85% Portfolio	$2,029	$22
Franklin Income VIP Fund	$42,533	$162,759
Hartford Balanced HLS Fund	$46,510,733	$84,677,429
Hartford Total Return Bond HLS Fund+	$71,103,135	$38,626,585
Hartford Capital Appreciation HLS Fund	$93,665,250	$139,810,083
Hartford Dividend and Growth HLS Fund+	$90,519,377	$71,155,184
Hartford Healthcare HLS Fund	$6,557,145	$4,847,370
Hartford Global Growth HLS Fund+	$35,967,475	$99,154,263
Hartford Disciplined Equity HLS Fund+	$253,277,453	$33,117,554
Hartford Growth Opportunities HLS Fund+	$71,220,992	$177,061,370
Hartford High Yield HLS Fund+	$5,404,089	$47,630,669
Hartford International Opportunities HLS Fund	$7,736,056	$23,586,904
Hartford MidCap Growth HLS Fund+	$7,881,015	$23,320,020
Hartford MidCap HLS Fund+	$91,261,161	$25,706,167
Hartford MidCap Value HLS Fund+	$7,516,570	$67,175,054
Hartford Ultrashort Bond HLS Fund+	$81,906,541	$17,454,341
Hartford Small Company HLS Fund	$17,575,891	$14,359,856
Hartford SmallCap Growth HLS Fund	$5,897,689	$12,597,270
Hartford Stock HLS Fund	$40,528,282	$59,064,412
Hartford U.S. Government Securities HLS Fund+	$16,455,100	$81,066,889
Hartford Value HLS Fund+	$9,965,938	$59,355,108
Rational Trend Aggregation VA Fund	$155,788	$542,096
Rational Insider Buying VA Fund	$219,720	$294,161
BlackRock S&P 500 Index V.I. Fund	$22,174,619	$21,847,646
BlackRock Large Cap Focus Growth V.I. Fund	$78,469	$754
Morgan Stanley VIF U.S. Real Estate Portfolio	$12,499	$16,808
Invesco V.I. Equity and Income Fund	$10,247	$24,783
Morgan Stanley VIF Discovery Portfolio	$1,087,919	$658,117
Columbia Variable Portfolio - Asset Allocation Fund+	$1,382,875	$2,464,118
Columbia Variable Portfolio - Dividend Opportunity Fund	$270,190	$761,662
Columbia Variable Portfolio - Income Opportunities Fund	$991,647	$1,086,285
Columbia Variable Portfolio - Mid Cap Growth Fund	$217,827	$1,602,321
Invesco Oppenheimer V.I. Global Fund	$56,434	$201,094
Putnam VT Small Cap Value Fund	$14,425	$14,357
PIMCO VIT Real Return Portfolio	$107,046	$64,154
Pioneer Fund VCT Portfolio	$1,265,765	$1,198,775
Pioneer Mid Cap Value VCT Portfolio	$8,927	$27,923
Prudential Series Jennison 20/20 Focus Portfolio	$3,829	$4,329
Prudential Series Jennison Portfolio	$47,999	$20,955
Prudential Series Value Portfolio	$1	$15,114
Prudential Series SP International Growth Portfolio	$—	$895
Royce Capital Fund–Small-Cap Portfolio	$16,879	$79,892
Victory Variable Insurance Diversified Stock Fund+	$26,670	$463,319
Invesco V.I. Comstock Fund	$4,246	$13,143
Invesco V.I. American Franchise Fund	$876,343	$1,183,159
Wells Fargo VT Index Asset Allocation Fund	$1,682	$364
Wells Fargo VT International Equity Fund	$202,733	$843,550
Wells Fargo VT Small Cap Growth Fund	$470,428	$477,149
Wells Fargo VT Opportunity Fund	$272,438	$275,528
Columbia Variable Portfolio - Large Cap Growth Fund	$2,259,489	$5,067,259
Columbia Variable Portfolio - Overseas Core Fund	$920,512	$989,425
CTIVP® - Loomis Sayles Growth Fund	$1,933,285	$3,599,323

+ See Note 1 for additional information related to this Sub-Account.

++ See Note 8 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:
The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Capital Appreciation Fund	16,514	87,853	(71,339)
AB VPS International Value Portfolio	—	9,028	(9,028)
Invesco V.I. Core Equity Fund	36,489	193,429	(156,940)
Invesco V.I. High Yield Fund	90,946	97,818	(6,872)
Invesco V.I. Government Money Market Fund	4,621,885	3,142,497	1,479,388
AB VPS Growth and Income Portfolio	56,849	121,275	(64,426)
AB VPS Intermediate Bond Portfolio	12,774	17,217	(4,443)
American Funds Insurance Series® Growth Fund	3,748	1,831	1,917
Calvert VP SRI Balanced Portfolio	5,828	9,795	(3,967)
Columbia Variable Portfolio - Small Company Growth Fund	38,936	259,888	(220,952)
Wells Fargo VT Omega Growth Fund	180,939	202,054	(21,115)
Fidelity® VIP Asset Manager Portfolio	996	32,935	(31,939)
Fidelity® VIP Growth Portfolio	81,465	168,841	(87,376)
Fidelity® VIP Contrafund® Portfolio	17,282	156,431	(139,149)
Fidelity® VIP Overseas Portfolio	6,942	47,790	(40,848)
Fidelity® VIP Freedom 2020 Portfolio	—	13,137	(13,137)
Fidelity® VIP Freedom 2030 Portfolio	175	110	65
Fidelity® VIP Freedom 2015 Portfolio	—	3,020	(3,020)
Fidelity® VIP Freedom 2025 Portfolio	4,497	362	4,135
Fidelity® VIP Freedom Income Portfolio	10,865	2	10,863
Fidelity® VIP FundsManager 20% Portfolio	21,590	10,795	10,795
Fidelity® VIP FundsManager 50% Portfolio	6,983	680	6,303
Fidelity® VIP FundsManager 60% Portfolio ++	—	1	(1)
Fidelity® VIP FundsManager 70% Portfolio ++	—	867	(867)
Fidelity® VIP FundsManager 85% Portfolio	54	—	54
Franklin Income VIP Fund	62	8,830	(8,768)
Hartford Balanced HLS Fund	2,381,311	13,489,559	(11,108,248)
Hartford Total Return Bond HLS Fund+	18,164,174	10,772,546	7,391,628
Hartford Capital Appreciation HLS Fund	1,266,246	11,004,134	(9,737,888)
Hartford Dividend and Growth HLS Fund+	11,635,880	11,951,683	(315,803)
Hartford Healthcare HLS Fund	52,800	546,471	(493,671)
Hartford Global Growth HLS Fund+	1,120,683	20,990,383	(19,869,700)
Hartford Disciplined Equity HLS Fund+	61,945,597	7,772,243	54,173,354
Hartford Growth Opportunities HLS Fund+	1,467,883	25,042,135	(23,574,252)
Hartford High Yield HLS Fund+	716,316	16,710,537	(15,994,221)
Hartford International Opportunities HLS Fund	2,387,807	8,089,591	(5,701,784)
Hartford MidCap Growth HLS Fund+	105,453	905,347	(799,894)
Hartford MidCap HLS Fund+	8,620,683	2,247,237	6,373,446
Hartford MidCap Value HLS Fund+	698,682	22,191,706	(21,493,024)
Hartford Ultrashort Bond HLS Fund+	56,161,564	10,924,584	45,236,980
Hartford Small Company HLS Fund	1,152,218	2,526,029	(1,373,811)
Hartford SmallCap Growth HLS Fund	1,012,188	2,801,552	(1,789,364)
Hartford Stock HLS Fund	1,437,113	6,636,543	(5,199,430)
Hartford U.S. Government Securities HLS Fund+	11,314,454	61,621,755	(50,307,301)
Hartford Value HLS Fund+	559,351	23,895,431	(23,336,080)
Rational Trend Aggregation VA Fund	66,332	237,246	(170,914)
Rational Insider Buying VA Fund	21,400	99,378	(77,978)
BlackRock S&P 500 Index V.I. Fund	951,041	1,845,148	(894,107)
BlackRock Large Cap Focus Growth V.I. Fund	19,492	116	19,376
Morgan Stanley VIF U.S. Real Estate Portfolio	209	1,056	(847)
Invesco V.I. Equity and Income Fund	—	1,166	(1,166)
Morgan Stanley VIF Discovery Portfolio	18,702	14,593	4,109
Columbia Variable Portfolio - Asset Allocation Fund+	44,326	820,904	(776,578)
Columbia Variable Portfolio - Dividend Opportunity Fund	17,792	42,485	(24,693)
Columbia Variable Portfolio - Income Opportunities Fund	69,333	91,159	(21,826)
Columbia Variable Portfolio - Mid Cap Growth Fund	11,417	72,106	(60,689)
Invesco Oppenheimer V.I. Global Fund	1,811	8,632	(6,821)
Putnam VT Small Cap Value Fund	1,354	1,383	(29)
PIMCO VIT Real Return Portfolio	6,373	3,713	2,660
Pioneer Fund VCT Portfolio	197,551	426,839	(229,288)
Pioneer Mid Cap Value VCT Portfolio	136	1,610	(1,474)
Prudential Series Jennison 20/20 Focus Portfolio	1,149	633	516
Prudential Series Jennison Portfolio	16,669	2,467	14,202
Prudential Series Value Portfolio	—	1,669	(1,669)
Prudential Series SP International Growth Portfolio	—	2	(2)
Royce Capital Fund–Small-Cap Portfolio	1,171	4,984	(3,813)
Victory Variable Insurance Diversified Stock Fund+	116	18,447	(18,331)
Invesco V.I. Comstock Fund	12	880	(868)
Invesco V.I. American Franchise Fund	29,081	47,231	(18,150)
Wells Fargo VT Index Asset Allocation Fund	—	—	—
Wells Fargo VT International Equity Fund	108,626	456,010	(347,384)
Wells Fargo VT Small Cap Growth Fund	11,575	14,550	(2,975)
Wells Fargo VT Opportunity Fund	3,423	9,686	(6,263)
Columbia Variable Portfolio - Large Cap Growth Fund	141,536	269,940	(128,404)
Columbia Variable Portfolio - Overseas Core Fund	74,637	82,524	(7,887)
CTIVP® - Loomis Sayles Growth Fund	122,188	195,271	(73,083)
+ See Note 1 for additional information related to this Sub-Account.

++ See Note 8 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Capital Appreciation Fund	40,029	162,659	(122,630)
AB VPS International Value Portfolio	1	1,587	(1,586)
Invesco V.I. Core Equity Fund	43,686	147,828	(104,142)
Invesco V.I. High Yield Fund	29,164	70,194	(41,030)
Invesco V.I. Government Money Market Fund	3,397,546	2,860,976	536,570
AB VPS Growth and Income Portfolio	228,811	103,606	125,205
AB VPS Intermediate Bond Portfolio	1,092	12,554	(11,462)
American Funds Growth Fund	1,307	9,334	(8,027)
Calvert VP SRI Balanced Portfolio	4,235	21,123	(16,888)
Columbia Variable Portfolio - Small Company Growth Fund	81,642	221,075	(139,433)
Wells Fargo VT Omega Growth Fund	31,783	257,380	(225,597)
Fidelity® VIP Asset Manager Portfolio	701	21,081	(20,380)
Fidelity® VIP Growth Portfolio	57,130	277,203	(220,073)
Fidelity® VIP ContrafundSM Portfolio	10,027	215,318	(205,291)
Fidelity® VIP Overseas Portfolio	13,485	61,015	(47,530)
Fidelity® VIP Freedom 2020 Portfolio	2	4,270	(4,268)
Fidelity® VIP Freedom 2030 Portfolio	93	913	(820)
Fidelity® VIP Freedom 2015 Portfolio	1	896	(895)
Fidelity® VIP Freedom 2025 Portfolio	1,226	2,943	(1,717)
Fidelity® VIP Freedom Income Portfolio	—	1	(1)
Fidelity® VIP FundsManager 20% Portfolio	—	706	(706)
Fidelity® VIP FundsManager 50% Portfolio	5,640	—	5,640
Fidelity® VIP FundsManager 60% Portfolio++	4,077	1	4,076
Fidelity® VIP FundsManager 70% Portfolio++	5	—	5
Fidelity® VIP FundsManager 85% Portfolio	9	—	9
Franklin Income VIP Fund	2,652	5,234	(2,582)
Hartford Balanced HLS Fund	2,515,061	16,822,415	(14,307,354)
Hartford Total Return Bond HLS Fund	4,789,098	12,672,414	(7,883,316)
Hartford Capital Appreciation HLS Fund	1,926,478	14,595,458	(12,668,980)
Hartford Dividend and Growth HLS Fund	1,638,715	13,888,636	(12,249,921)
Hartford Healthcare HLS Fund	54,880	704,079	(649,199)
Hartford Global Growth HLS Fund	701,287	3,577,694	(2,876,407)
Hartford Disciplined Equity HLS Fund	801,464	3,698,724	(2,897,260)
Hartford Growth Opportunities HLS Fund	1,352,337	5,196,258	(3,843,921)
Hartford High Yield HLS Fund	882,849	2,967,275	(2,084,426)
Hartford International Opportunities HLS Fund	1,812,240	8,405,634	(6,593,394)
Hartford MidCap Growth HLS Fund	203,559	210,811	(7,252)
Hartford MidCap HLS Fund	49,756	1,831,296	(1,781,540)
Hartford MidCap Value HLS Fund	523,567	3,792,717	(3,269,150)
Hartford Ultrashort Bond HLS Fund	5,342,852	9,200,801	(3,857,949)
Hartford Small Company HLS Fund	726,516	3,078,355	(2,351,839)
Hartford SmallCap Growth HLS Fund	1,122,965	2,555,364	(1,432,399)
Hartford Stock HLS Fund	908,187	8,538,524	(7,630,337)
Hartford U.S. Government Securities HLS Fund	5,738,023	10,720,927	(4,982,904)
Hartford Value HLS Fund	904,022	4,549,329	(3,645,307)
Rational Trend Aggregation VA Fund	92,955	264,424	(171,469)
Rational Insider Buying VA Fund	38,206	192,246	(154,040)
BlackRock S&P 500 Index V.I. Fund	405,259	1,949,750	(1,544,491)
BlackRock Large Cap Focus Growth V.I. Fund	—	11,303	(11,303)
Morgan Stanley VIF U.S. Real Estate Portfolio	1,127	1,476	(349)
Invesco V.I. Equity and Income Fund	55	2,763	(2,708)
Morgan Stanley VIF Discovery Portfolio	11,668	17,310	(5,642)
Columbia Variable Portfolio - Asset Allocation Fund	35,039	182,455	(147,416)
Columbia Variable Portfolio - Dividend Opportunity Fund	29,637	80,423	(50,786)
Columbia Variable Portfolio - Income Opportunities Fund	16,546	54,301	(37,755)
Columbia Variable Portfolio - Mid Cap Growth Fund	76,697	91,903	(15,206)
Invesco Oppenheimer V.I. Global Fund	681	7,965	(7,284)
Putnam VT Small Cap Value Fund	523	3,965	(3,442)
PIMCO VIT Real Return Portfolio	3,521	4,345	(824)
Pioneer Fund VCT Portfolio	120,228	708,107	(587,879)
Pioneer Mid Cap Value VCT Portfolio	141	330	(189)
Prudential Series Jennison 20/20 Focus Portfolio	6	3,794	(3,788)
Prudential Series Jennison Portfolio	3,036	1,010	2,026
Prudential Series Value Portfolio	—	3,095	(3,095)
Prudential Series SP International Growth Portfolio	—	5,292	(5,292)
Royce Capital Fund–Small-Cap Portfolio	367	1,957	(1,590)
Victory Variable Insurance Diversified Stock Fund	32	187	(155)
Invesco V.I. Comstock Fund	67	1,899	(1,832)
Invesco V.I. American Franchise Fund	27,814	7,115	20,699
Wells Fargo VT Index Asset Allocation Fund	—	—	—
Wells Fargo VT International Equity Fund	120,901	414,984	(294,083)
Wells Fargo VT Small Cap Growth Fund	1,533	30,198	(28,665)
Wells Fargo VT Opportunity Fund	2,601	22,847	(20,246)
Columbia Variable Portfolio - Large Cap Growth Fund	23,434	198,858	(175,424)
Columbia Variable Portfolio - Overseas Core Fund	86,542	117,158	(30,616)
CTIVP® - Loomis Sayles Growth Fund	13,685	158,788	(145,103)

++ See Note 8 for additional information related to this Sub-Account.

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Capital Appreciation Fund
2020	499,464	$7.084488	to	$7.777304	$3,844,130	0.70%	to	1.25%	—%	to	—%	40.69%	to	41.46%
2019	570,803	$5.035628	to	$5.497771	$3,119,191	0.70%	to	1.25%	—%	to	—%	33.88%	to	34.62%
2018	693,433	$3.761281	to	$4.083955	$2,817,118	0.70%	to	1.25%	—%	to	—%	(6.38)%	to	(5.86)%
2017	955,802	$4.017656	to	$4.338242	$4,022,778	0.70%	to	1.25%	—%	to	—%	20.28%	to	20.94%
2016	1,132,926	$3.340164	to	$3.586976	$3,914,041	0.70%	to	1.25%	—%	to	—%	1.95%	to	2.51%
AB VPS International Value Portfolio
2020	7,259	$8.426670	to	$8.426670	$61,167	1.25%	to	1.25%	1.43%	to	1.43%	0.94%	to	0.94%
2019	16,287	$8.348089	to	$8.348089	$135,969	1.25%	to	1.25%	0.78%	to	0.78%	15.34%	to	15.34%
2018	17,873	$7.237883	to	$7.237883	$129,363	1.25%	to	1.25%	1.08%	to	1.08%	(23.94)%	to	(23.94)%
2017	21,768	$9.516017	to	$9.516017	$207,146	1.25%	to	1.25%	1.88%	to	1.88%	23.55%	to	23.55%
2016	26,017	$7.702450	to	$7.702450	$200,394	1.25%	to	1.25%	1.11%	to	1.11%	(2.03)%	to	(2.03)%
Invesco V.I. Core Equity Fund
2020	1,162,850	$2.283879	to	$27.342346	$2,632,633	1.25%	to	2.20%	1.38%	to	1.40%	11.37%	to	12.44%
2019	1,319,790	$2.031248	to	$24.550001	$2,657,607	1.25%	to	2.20%	0.95%	to	0.97%	26.16%	to	27.36%
2018	1,423,932	$1.594833	to	$19.166872	$2,252,588	1.25%	to	2.35%	—%	to	0.88%	(11.50)%	to	(10.52)%
2017	1,599,408	$1.782358	to	$21.954860	$2,826,682	1.25%	to	2.20%	1.02%	to	1.05%	10.71%	to	11.77%
2016	1,849,234	$1.594678	to	$19.591200	$2,893,347	1.25%	to	2.35%	—%	to	0.74%	7.70%	to	8.89%
Invesco V.I. High Yield Fund
2020	627,366	$1.945541	to	$23.097104	$1,157,349	1.25%	to	2.35%	—%	to	6.00%	0.92%	to	2.04%
2019	634,238	$1.906735	to	$22.886653	$1,161,123	1.25%	to	2.35%	—%	to	5.80%	10.87%	to	12.10%
2018	675,268	$1.700933	to	$20.642136	$1,369,314	1.25%	to	2.35%	4.95%	to	5.21%	(5.60)%	to	(4.55)%
2017	782,798	$1.782068	to	$21.866063	$1,352,594	1.25%	to	2.35%	3.85%	to	4.14%	3.83%	to	4.98%
2016	893,095	$1.697545	to	$21.059270	$1,514,861	1.25%	to	2.35%	—%	to	4.04%	8.63%	to	9.83%
Invesco V.I. Government Money Market Fund
2020	5,221,048	$8.568172	to	$10.254705	$49,061,716	0.25%	to	2.50%	0.22%	to	0.31%	(2.26)%	to	0.04%
2019	3,741,660	$8.766410	to	$10.250184	$35,611,655	0.25%	to	2.50%	1.74%	to	1.87%	(0.87)%	to	1.64%
2018	3,205,090	$8.818306	to	$10.084508	$30,288,774	0.25%	to	2.55%	0.28%	to	1.52%	(1.25)%	to	1.30%
2017	2,813,912	$8.930295	to	$9.955433	$26,593,378	0.25%	to	2.55%	0.26%	to	0.55%	(2.21)%	to	0.31%
2016	3,862,949	$9.148616	to	$9.924459	$36,795,241	0.25%	to	2.50%	0.03%	to	0.10%	(2.44)%	to	(0.15)%
AB VPS Growth and Income Portfolio
2020	507,148	$2.438366	to	$2.998938	$1,371,732	1.15%	to	2.20%	1.33%	to	1.36%	0.24%	to	1.30%
2019	571,574	$2.432447	to	$2.960406	$1,511,378	1.15%	to	2.20%	0.99%	to	1.03%	20.92%	to	22.20%
2018	446,369	$2.011549	to	$2.422606	$1,001,531	1.15%	to	2.20%	0.20%	to	0.75%	(7.89)%	to	(6.92)%
2017	576,601	$2.183950	to	$2.602746	$1,403,962	1.15%	to	2.20%	1.18%	to	1.26%	16.02%	to	17.24%
2016	662,341	$1.882432	to	$2.219994	$1,384,246	1.15%	to	2.20%	0.79%	to	0.83%	8.65%	to	9.80%
AB VPS Intermediate Bond Portfolio
2020	93,667	$13.265850	to	$14.789414	$1,345,319	1.15%	to	2.00%	3.17%	to	3.21%	3.55%	to	4.44%
2019	98,110	$12.810738	to	$14.161197	$1,347,082	1.15%	to	2.00%	2.67%	to	2.71%	5.86%	to	6.76%
2018	109,572	$12.101972	to	$13.264496	$1,412,695	1.15%	to	2.00%	0.96%	to	0.98%	(2.97)%	to	(2.14)%
2017	138,227	$12.472814	to	$13.555245	$1,828,597	1.15%	to	2.00%	2.50%	to	2.70%	1.23%	to	2.09%
2016	128,343	$12.321264	to	$13.277229	$1,669,405	1.15%	to	2.00%	2.84%	to	2.84%	2.29%	to	3.16%
American Funds Insurance Series® Growth Fund
2020	13,040	$43.470381	to	$43.470381	$566,860	1.25%	to	1.25%	0.31%	to	0.31%	50.19%	to	50.19%
2019	11,123	$28.943038	to	$28.943038	$321,937	1.25%	to	1.25%	0.71%	to	0.71%	29.15%	to	29.15%
2018	19,150	$22.410517	to	$22.410517	$429,159	1.25%	to	1.25%	0.42%	to	0.42%	(1.49)%	to	(1.49)%
2017	19,004	$22.750247	to	$22.750247	$432,339	1.25%	to	1.25%	0.53%	to	0.53%	26.70%	to	26.70%
2016	19,489	$17.955576	to	$17.955576	$349,939	1.25%	to	1.25%	0.82%	to	0.82%	8.13%	to	8.13%
Calvert VP SRI Balanced Portfolio
2020	159,802	$6.734610	to	$26.104312	$1,100,820	0.50%	to	1.25%	—%	to	1.54%	13.83%	to	291.91%
2019	163,769	$5.916500	to	$6.660830	$989,419	0.70%	to	1.25%	1.43%	to	1.57%	22.86%	to	23.54%
2018	180,657	$4.815665	to	$5.391761	$885,621	0.70%	to	1.25%	1.78%	to	1.80%	(3.88)%	to	(3.35)%
2017	198,133	$5.010281	to	$5.578711	$1,008,336	0.70%	to	1.25%	1.97%	to	2.17%	10.61%	to	11.22%
2016	231,306	$4.529642	to	$5.015968	$1,062,747	0.70%	to	1.25%	1.46%	to	1.85%	6.52%	to	7.10%
Columbia Variable Portfolio - Small Company Growth Fund
2020	1,061,570	$5.883402	to	$63.830696	$6,648,935	1.25%	to	2.50%	—%	to	—%	66.91%	to	69.00%
2019	1,282,522	$3.481257	to	$38.243556	$4,798,052	1.25%	to	2.50%	—%	to	—%	37.23%	to	38.95%
2018	1,421,955	$2.505370	to	$27.868464	$3,387,008	1.25%	to	2.50%	—%	to	—%	(4.18)%	to	(2.97)%
2017	1,621,055	$2.582119	to	$29.083634	$4,265,410	1.25%	to	2.50%	—%	to	—%	26.06%	to	27.64%
2016	1,849,805	$2.022910	to	$23.071280	$3,561,326	1.25%	to	2.50%	—%	to	—%	9.96%	to	11.34%
Wells Fargo VT Omega Growth Fund
2020	998,487	$4.675376	to	$62.028484	$3,730,856	1.15%	to	2.50%	—%	to	—%	39.87%	to	41.77%
2019	1,019,602	$3.297851	to	$44.346970	$2,712,957	1.15%	to	2.50%	—%	to	—%	34.01%	to	35.83%
2018	1,245,199	$2.428003	to	$33.093002	$2,435,097	1.15%	to	2.50%	—%	to	—%	(1.96)%	to	(0.63)%
2017	1,295,229	$2.443408	to	$33.755753	$2,579,579	1.15%	to	2.50%	0.24%	to	0.24%	31.62%	to	33.41%
2016	1,273,004	$1.831504	to	$25.645779	$1,935,793	1.15%	to	2.50%	—%	to	—%	(1.72)%	to	(0.39)%
Fidelity® VIP Asset Manager Portfolio
2020	229,684	$4.052719	to	$4.587746	$980,427	0.70%	to	1.25%	1.41%	to	1.45%	13.44%	to	14.07%
2019	261,623	$3.572443	to	$4.021894	$996,234	0.70%	to	1.25%	1.78%	to	1.82%	16.78%	to	17.42%
2018	282,003	$3.059106	to	$3.425102	$913,490	0.70%	to	1.25%	1.50%	to	1.67%	(6.53)%	to	(6.01)%
2017	320,149	$3.272910	to	$3.644266	$1,078,920	0.70%	to	1.25%	1.85%	to	1.86%	12.69%	to	13.31%
2016	377,102	$2.904323	to	$3.216171	$1,120,298	0.70%	to	1.25%	1.43%	to	1.47%	1.79%	to	2.35%
Fidelity® VIP Growth Portfolio
2020	1,012,853	$8.898417	to	$10.072010	$9,458,841	0.70%	to	1.25%	0.07%	to	0.08%	42.11%	to	42.89%
2019	1,100,229	$6.261781	to	$7.048797	$7,239,719	0.70%	to	1.25%	0.26%	to	0.26%	32.65%	to	33.38%
2018	1,320,302	$4.720681	to	$5.284877	$6,483,925	0.70%	to	1.25%	0.24%	to	0.25%	(1.42)%	to	(0.87)%
2017	1,403,758	$4.788462	to	$5.331182	$6,910,723	0.70%	to	1.25%	0.22%	to	0.23%	33.46%	to	34.19%
2016	1,551,054	$3.587916	to	$3.972745	$5,696,475	0.70%	to	1.25%	0.02%	to	0.03%	(0.45)%	to	0.10%
Fidelity® VIP Contrafund® Portfolio
2020	908,669	$10.756339	to	$12.175354	$10,336,550	0.70%	to	1.25%	0.24%	to	0.25%	28.95%	to	29.66%
2019	1,047,818	$8.341777	to	$9.390500	$9,323,809	0.70%	to	1.25%	0.46%	to	0.47%	29.94%	to	30.66%
2018	1,253,109	$6.419516	to	$7.186941	$8,483,479	0.70%	to	1.25%	0.67%	to	0.71%	(7.55)%	to	(7.03)%
2017	1,424,533	$6.943468	to	$7.730628	$10,370,279	0.70%	to	1.25%	1.00%	to	1.05%	20.37%	to	21.03%
2016	1,583,137	$5.768599	to	$6.387460	$9,546,016	0.70%	to	1.25%	0.75%	to	0.86%	6.67%	to	7.25%
Fidelity® VIP Overseas Portfolio
2020	241,589	$3.252429	to	$3.682058	$887,280	0.70%	to	1.25%	0.43%	to	0.44%	14.18%	to	14.81%
2019	282,437	$2.848563	to	$3.207144	$910,301	0.70%	to	1.25%	1.67%	to	1.74%	26.18%	to	26.87%
2018	329,967	$2.257556	to	$2.527805	$827,311	0.70%	to	1.25%	1.53%	to	1.55%	(15.87)%	to	(15.41)%
2017	388,530	$2.683490	to	$2.988143	$1,127,151	0.70%	to	1.25%	1.44%	to	2.19%	28.67%	to	29.38%
2016	475,972	$2.085535	to	$2.309605	$1,052,524	0.70%	to	1.25%	1.09%	to	1.48%	(6.24)%	to	(5.72)%
Fidelity® VIP Freedom 2020 Portfolio
2020	6,734	$31.327415	to	$31.327415	$210,948	1.25%	to	1.25%	0.61%	to	0.61%	13.30%	to	13.30%
2019	19,871	$27.650888	to	$27.650888	$549,454	1.25%	to	1.25%	1.69%	to	1.69%	18.39%	to	18.39%
2018	24,139	$23.355805	to	$23.355805	$563,792	1.25%	to	1.25%	1.20%	to	1.20%	(7.25)%	to	(7.25)%
2017	25,005	$25.181767	to	$25.181767	$629,682	1.25%	to	1.25%	1.55%	to	1.55%	14.82%	to	14.82%
2016	19,427	$21.931464	to	$21.931464	$426,072	1.25%	to	1.25%	1.13%	to	1.13%	4.49%	to	4.49%
Fidelity® VIP Freedom 2030 Portfolio
2020	3,288	$37.676011	to	$37.676011	$123,866	1.25%	to	1.25%	1.00%	to	1.00%	15.19%	to	15.19%
2019	3,223	$32.706439	to	$32.706439	$105,415	1.25%	to	1.25%	1.69%	to	1.69%	22.57%	to	22.57%
2018	4,043	$26.683779	to	$26.683779	$107,887	1.25%	to	1.25%	1.15%	to	1.15%	(9.20)%	to	(9.20)%
2017	3,960	$29.388426	to	$29.388426	$116,382	1.25%	to	1.25%	1.04%	to	1.04%	19.20%	to	19.20%
2016	4,832	$24.654938	to	$24.654938	$119,131	1.25%	to	1.25%	1.32%	to	1.32%	5.06%	to	5.06%
Fidelity® VIP Freedom 2015 Portfolio
2020	2,820	$27.888192	to	$27.888192	$78,655	1.25%	to	1.25%	0.96%	to	0.96%	12.15%	to	12.15%
2019	5,840	$24.865841	to	$24.865841	$145,224	1.25%	to	1.25%	1.80%	to	1.80%	16.51%	to	16.51%
2018	6,735	$21.342607	to	$21.342607	$143,741	1.25%	to	1.25%	1.39%	to	1.39%	(6.46)%	to	(6.46)%
2017	6,747	$22.817730	to	$22.817730	$153,942	1.25%	to	1.25%	0.98%	to	0.98%	13.38%	to	13.38%
2016	9,635	$20.125426	to	$20.125426	$193,913	1.25%	to	1.25%	0.71%	to	0.71%	4.27%	to	4.27%
Fidelity® VIP Freedom 2025 Portfolio
2020	21,810	$34.470217	to	$34.470217	$751,797	1.25%	to	1.25%	1.14%	to	1.14%	14.24%	to	14.24%
2019	17,675	$30.173393	to	$30.173393	$533,305	1.25%	to	1.25%	1.70%	to	1.70%	20.00%	to	20.00%
2018	19,392	$25.143777	to	$25.143777	$487,594	1.25%	to	1.25%	1.40%	to	1.40%	(7.94)%	to	(7.94)%
2017	16,154	$27.312614	to	$27.312614	$441,213	1.25%	to	1.25%	1.03%	to	1.03%	16.11%	to	16.11%
2016	29,384	$23.522789	to	$23.522789	$691,196	1.25%	to	1.25%	1.33%	to	1.33%	4.67%	to	4.67%
Fidelity® VIP Freedom Income Portfolio
2020	11,685	$17.727614	to	$17.727614	$207,152	1.25%	to	1.25%	1.35%	to	1.35%	8.92%	to	8.92%
2019	822	$16.276430	to	$16.276430	$13,377	1.25%	to	1.25%	1.88%	to	1.88%	10.25%	to	10.25%
2018	823	$14.763506	to	$14.763506	$12,152	1.25%	to	1.25%	1.50%	to	1.50%	(3.49)%	to	(3.49)%
2017	824	$15.298165	to	$15.298165	$12,610	1.25%	to	1.25%	1.33%	to	1.33%	7.02%	to	7.02%
2016	825	$14.295238	to	$14.295238	$11,801	1.25%	to	1.25%	1.27%	to	1.27%	2.88%	to	2.88%
Fidelity® VIP FundsManager 20% Portfolio
2020	10,795	$16.334467	to	$16.334467	$176,330	1.25%	to	1.25%	1.06%	to	1.06%	6.73%	to	6.73%
2019	0.07	$15.305098	to	$15.305098	$1	1.25%	to	1.25%	0.15%	to	0.15%	8.79%	to	8.79%
2018	706	$14.068378	to	$14.068378	$9,936	1.25%	to	1.25%	1.69%	to	1.69%	(3.05)%	to	(3.05)%
2017	707	$14.511105	to	$14.511105	$10,254	1.25%	to	1.25%	1.16%	to	1.16%	5.86%	to	5.86%
2016	707	$13.707900	to	$13.707900	$9,691	1.25%	to	1.25%	1.18%	to	1.18%	1.39%	to	1.39%
Fidelity® VIP FundsManager 50% Portfolio
2020	11,943	$25.352072	to	$25.352072	$302,786	1.25%	to	1.25%	1.86%	to	1.86%	12.47%	to	12.47%
2019♦	5,640	$22.540507	to	$22.540507	$127,121	1.25%	to	1.25%	1.30%	to	1.30%	4.42	to	4.42
Fidelity® VIP FundsManager 60% Portfolio ++
2020	4,840	$29.299418	to	$29.299418	$141,818	1.25%	to	1.25%	0.93%	to	0.93%	13.49%	to	13.49%
2019	4,841	$25.816127	to	$25.816127	$124,979	1.25%	to	1.25%	2.21%	to	2.21%	18.76%	to	18.76%
2018♦	765	$21.738706	to	$21.738706	$16,640	1.25%	to	1.25%	—%	to	—%	(7.68)	to	(7.68)
Fidelity® VIP FundsManager 70% Portfolio ++
2020	905	$32.455662	to	$32.455662	$29,367	1.25%	to	1.25%	0.80%	to	0.80%	14.50%	to	14.50%
2019	1,772	$28.345062	to	$28.345062	$50,219	1.25%	to	1.25%	1.22%	to	1.22%	20.97%	to	20.97%
2018	1,767	$23.431129	to	$23.431129	$41,405	1.25%	to	1.25%	1.07%	to	1.07%	(8.83)%	to	(8.83)%
2017	998	$25.700214	to	$25.700214	$25,647	1.25%	to	1.25%	0.79%	to	0.79%	17.46%	to	17.46%
2016	999	$21.879400	to	$21.879400	$21,851	1.25%	to	1.25%	0.95%	to	0.95%	3.56%	to	3.56%
Fidelity® VIP FundsManager 85% Portfolio
2020	98	$38.650275	to	$38.650275	$3,796	1.25%	to	1.25%	0.83%	to	0.83%	15.81%	to	15.81%
2019	44	$33.373050	to	$33.373050	$1,458	1.25%	to	1.25%	1.11%	to	1.11%	24.57%	to	24.57%
2018	35	$26.790199	to	$26.790199	$953	1.25%	to	1.25%	0.33%	to	0.33%	(10.22)%	to	(10.22)%
2017	27	$29.839753	to	$29.839753	$804	1.25%	to	1.25%	0.02%	to	0.02%	21.38%	to	21.38%
2016	1,349	$24.584420	to	$24.584420	$33,153	1.25%	to	1.25%	0.83%	to	0.83%	4.17%	to	4.17%
Franklin Income VIP Fund
2020	35,015	$18.887870	to	$18.887870	$661,368	1.25%	to	1.25%	5.87%	to	5.87%	(0.56)%	to	(0.56)%
2019	43,783	$18.993690	to	$18.993690	$831,608	1.25%	to	1.25%	5.20%	to	5.20%	14.62%	to	14.62%
2018	46,365	$16.571425	to	$16.571425	$768,337	1.25%	to	1.25%	4.89%	to	4.89%	(5.50)%	to	(5.50)%
2017	54,801	$17.535779	to	$17.535779	$960,986	1.25%	to	1.25%	4.14%	to	4.14%	8.31%	to	8.31%
2016	58,083	$16.189694	to	$16.189694	$940,341	1.25%	to	1.25%	4.76%	to	4.76%	12.61%	to	12.61%
Hartford Balanced HLS Fund
2020	91,762,064	$24.782960	to	$26.976803	$634,789,244	0.15%	to	2.55%	1.65%	to	1.77%	8.81%	to	11.45%
2019	102,870,312	$22.237105	to	$24.793523	$648,929,045	0.15%	to	2.55%	1.82%	to	1.90%	19.71%	to	22.61%
2018	117,177,666	$18.136027	to	$20.712015	$609,728,899	0.15%	to	2.55%	1.93%	to	1.96%	(7.63)%	to	(5.38)%
2017	134,161,559	$19.167935	to	$22.422340	$746,161,815	0.15%	to	2.55%	2.39%	to	2.50%	12.68%	to	15.42%
2016	152,573,794	$16.607428	to	$19.898825	$744,204,599	0.15%	to	2.55%	2.77%	to	2.87%	3.37%	to	5.88%
Hartford Total Return Bond HLS Fund+
2020	75,382,386	$13.838237	to	$14.228234	$268,751,953	0.15%	to	2.55%	3.14%	to	3.83%	5.97%	to	8.86%
2019	67,990,758	$12.711543	to	$13.426648	$225,368,061	0.15%	to	2.55%	3.68%	to	3.93%	7.54%	to	10.49%
2018	75,874,074	$11.505200	to	$12.485139	$229,833,956	0.15%	to	2.55%	3.89%	to	4.02%	(3.41)%	to	(0.96)%
2017	85,228,338	$11.616320	to	$12.925446	$261,713,697	0.15%	to	2.55%	2.68%	to	2.98%	2.16%	to	5.00%
2016	94,174,073	$11.063055	to	$12.651988	$277,832,323	0.15%	to	2.55%	2.28%	to	2.60%	1.59%	to	4.34%
Hartford Capital Appreciation HLS Fund
2020	72,975,505	$39.578343	to	$89.088282	$1,185,428,242	0.15%	to	2.55%	0.95%	to	0.99%	18.85%	to	21.73%
2019	82,713,393	$33.302162	to	$73.183856	$1,105,575,254	0.15%	to	2.55%	1.14%	to	1.14%	27.98%	to	31.08%
2018	95,382,373	$26.022134	to	$55.829786	$980,310,611	0.15%	to	2.55%	0.87%	to	0.92%	(9.30)%	to	(7.10)%
2017	109,317,148	$28.690568	to	$60.094450	$1,223,732,857	0.15%	to	2.55%	1.08%	to	1.17%	19.07%	to	21.96%
2016	125,591,540	$24.096494	to	$49.275632	$1,148,366,207	0.15%	to	2.55%	1.10%	to	1.17%	2.86%	to	5.36%
Hartford Dividend and Growth HLS Fund+
2020	82,108,595	$13.398675	to	$32.505565	$532,428,147	0.25%	to	2.55%	2.30%	to	3.35%	5.06%	to	7.50%
2019	82,424,398	$12.463895	to	$30.941438	$508,097,172	0.25%	to	2.55%	1.82%	to	1.87%	25.37%	to	28.28%
2018	94,674,319	$9.715930	to	$24.680655	$461,783,422	0.25%	to	2.55%	1.88%	to	1.93%	(7.70)%	to	(5.56)%
2017	109,117,961	$10.287479	to	$26.740946	$571,631,483	0.25%	to	2.55%	1.59%	to	1.68%	15.38%	to	18.06%
2016	125,443,126	$8.713644	to	$23.176621	$561,230,896	0.25%	to	2.55%	2.07%	to	2.18%	11.99%	to	14.60%
Hartford Healthcare HLS Fund
2020	3,830,993	$11.901594	to	$53.123447	$36,104,500	0.25%	to	2.55%	0.30%	to	0.51%	19.70%	to	22.79%
2019	4,324,664	$9.692509	to	$44.382154	$33,562,772	0.25%	to	2.55%	—%	to	—%	30.32%	to	33.62%
2018	4,973,863	$7.254001	to	$34.057047	$29,220,634	0.25%	to	2.55%	—%	to	0.10%	(5.41)%	to	(2.91)%
2017	5,832,156	$7.471546	to	$36.003580	$35,719,892	0.25%	to	2.55%	—%	to	—%	18.89%	to	21.96%
2016	6,631,660	$6.126384	to	$30.282716	$33,720,189	0.25%	to	2.55%	3.32%	to	3.55%	(10.94)%	to	(8.62)%
Hartford Global Growth HLS Fund+
2020	—	$7.586547	to	$43.467700	$—	0.25%	to	2.55%	0.22%	to	0.68%	25.64%	to	28.57%
2019	19,869,700	$5.900829	to	$34.598298	$81,396,540	0.25%	to	2.55%	0.12%	to	0.25%	28.96%	to	32.28%
2018	22,746,107	$4.460742	to	$26.829065	$71,550,009	0.25%	to	2.55%	—%	to	0.51%	(6.49)%	to	(4.05)%
2017	26,087,915	$4.648825	to	$28.690482	$86,590,710	0.25%	to	2.55%	0.08%	to	0.41%	29.04%	to	32.39%
2016	28,796,664	$3.511345	to	$22.234462	$71,696,622	0.25%	to	2.55%	0.40%	to	0.68%	(0.85)%	to	1.70%
Hartford Disciplined Equity HLS Fund+
2020	74,094,397	$5.862820	to	$42.830212	$334,313,994	0.25%	to	2.55%	0.57%	to	0.64%	14.82%	to	17.75%
2019	19,921,043	$4.979188	to	$37.303401	$76,548,019	0.25%	to	2.55%	0.61%	to	0.93%	30.39%	to	33.79%
2018	22,818,303	$3.721739	to	$29.337062	$66,331,589	0.25%	to	2.55%	—%	to	0.76%	(4.46)%	to	(2.24)%
2017	26,972,486	$3.806918	to	$30.707106	$80,839,876	0.25%	to	2.55%	0.67%	to	0.90%	18.85%	to	21.61%
2016	30,909,174	$3.130383	to	$25.418843	$76,530,870	0.25%	to	2.50%	0.63%	to	0.92%	2.89%	to	5.50%
Hartford Growth Opportunities HLS Fund+
2020	—	$8.990986	to	$59.331208	$—	0.25%	to	2.55%	—%	to	—%	47.31%	to	50.77%
2019	23,574,252	$5.963500	to	$40.276744	$123,214,558	0.25%	to	2.55%	—%	to	—%	27.07%	to	30.36%
2018	27,418,173	$4.574698	to	$31.696681	$110,833,404	0.25%	to	2.55%	—%	to	—%	(2.23)%	to	0.28%
2017	30,296,727	$4.562078	to	$32.420532	$123,052,033	0.25%	to	2.55%	—%	to	—%	26.87%	to	30.12%
2016	33,692,672	$3.506008	to	$25.555087	$105,755,024	0.25%	to	2.55%	0.15%	to	0.43%	(3.27)%	to	(0.74)%
Hartford High Yield HLS Fund+
2020	—	$3.502686	to	$22.730577	$—	0.25%	to	2.55%	9.22%	to	9.44%	(0.15)%	to	2.11%
2019	15,994,221	$3.430366	to	$22.763982	$45,612,530	0.25%	to	2.55%	5.75%	to	6.12%	11.84%	to	14.77%
2018	18,078,647	$2.988844	to	$20.353980	$45,128,343	0.25%	to	2.55%	5.59%	to	5.76%	(6.08)%	to	(3.69)%
2017	21,076,593	$3.103222	to	$21.672735	$55,759,858	0.25%	to	2.55%	5.89%	to	6.07%	4.61%	to	7.34%
2016	24,291,673	$2.891120	to	$20.717970	$60,059,014	0.25%	to	2.55%	6.01%	to	6.24%	11.12%	to	13.97%
Hartford International Opportunities HLS Fund
2020	43,361,801	$6.566190	to	$22.543185	$150,089,434	0.15%	to	2.55%	1.65%	to	1.96%	17.06%	to	20.27%
2019	49,063,585	$5.459618	to	$19.257297	$143,068,695	0.15%	to	2.55%	1.56%	to	1.89%	22.97%	to	26.24%
2018	55,656,979	$4.324910	to	$15.660371	$130,342,379	0.15%	to	2.55%	1.85%	to	1.93%	(21.00)%	to	(18.87)%
2017	62,007,964	$5.330675	to	$19.823880	$182,178,104	0.15%	to	2.55%	1.12%	to	1.43%	21.85%	to	25.06%
2016	70,102,308	$4.262334	to	$16.269214	$164,962,981	0.15%	to	2.55%	1.32%	to	1.67%	(1.60)%	to	1.11%
Hartford MidCap Growth HLS Fund+
2020	—	$32.560555	to	$45.830185	$—	0.80%	to	2.55%	—%	to	—%	22.79%	to	25.07%
2019	799,894	$26.033207	to	$37.323308	$19,532,425	0.80%	to	2.55%	0.27%	to	0.51%	36.05%	to	38.67%
2018	807,146	$18.773114	to	$27.433891	$14,158,094	0.80%	to	2.55%	0.42%	to	0.69%	(12.51)%	to	(10.77)%
2017	960,644	$21.038858	to	$31.357925	$19,012,730	0.80%	to	2.55%	0.63%	to	0.87%	11.07%	to	13.51%
2016	1,223,462	$18.534168	to	$28.231984	$21,793,212	0.80%	to	2.55%	1.07%	to	1.44%	13.41%	to	15.56%
Hartford MidCap HLS Fund+
2020	18,609,729	$11.931942	to	$19.495311	$248,111,081	0.25%	to	2.55%	0.05%	to	0.11%	19.32%	to	24.79%
2019	12,236,283	$7.537461	to	$15.622200	$146,104,792	0.25%	to	2.35%	0.11%	to	0.18%	29.78%	to	32.53%
2018	14,017,823	$5.807886	to	$11.787372	$127,650,670	0.25%	to	2.35%	0.03%	to	0.03%	(9.60)%	to	(7.68)%
2017	15,773,251	$12.767368	to	$32.600284	$157,473,472	0.25%	to	2.35%	—%	to	—%	21.28%	to	24.16%
2016	17,909,853	$10.283273	to	$26.879188	$145,530,711	0.25%	to	2.35%	0.03%	to	0.19%	9.10%	to	11.70%
Hartford MidCap Value HLS Fund+
2020	—	$4.422196	to	$32.891700	$—	0.25%	to	2.55%	0.65%	to	0.68%	(6.78)%	to	(4.84)%
2019	21,493,024	$4.647222	to	$35.285831	$79,508,947	0.25%	to	2.55%	0.98%	to	0.99%	27.90%	to	30.87%
2018	24,762,174	$3.550901	to	$27.588682	$70,831,136	0.25%	to	2.55%	0.51%	to	0.94%	(16.72)%	to	(14.78)%
2017	28,103,417	$4.166958	to	$33.129172	$95,489,502	0.25%	to	2.55%	0.55%	to	0.58%	10.61%	to	13.18%
2016	31,874,837	$3.681587	to	$29.950878	$97,448,120	0.25%	to	2.55%	0.52%	to	0.54%	9.98%	to	12.54%
Hartford Ultrashort Bond HLS Fund+
2020	75,944,542	$4.275973	to	$7.963025	$111,121,609	0.15%	to	2.55%	1.86%	to	2.39%	(1.12)%	to	1.29%
2019	30,707,562	$4.221706	to	$8.052882	$47,152,472	0.15%	to	2.55%	1.89%	to	1.90%	0.22%	to	2.66%
2018	34,565,511	$4.112345	to	$8.034853	$52,502,395	0.15%	to	2.55%	1.12%	to	1.15%	(0.99)%	to	1.41%
2017	37,028,386	$4.055110	to	$8.115316	$56,349,684	0.15%	to	2.55%	0.80%	to	0.80%	(1.53)%	to	0.86%
2016	42,071,071	$4.020501	to	$8.241362	$63,819,139	0.15%	to	2.55%	0.46%	to	0.48%	(1.58)%	to	0.82%
Hartford Small Company HLS Fund
2020	13,786,365	$12.530186	to	$50.019901	$109,637,276	0.25%	to	2.55%	—%	to	—%	51.13%	to	55.13%
2019	15,160,176	$8.077288	to	$33.096769	$78,991,886	0.25%	to	2.55%	—%	to	—%	33.33%	to	36.66%
2018	17,512,015	$5.910708	to	$24.822863	$66,331,938	0.25%	to	2.55%	—%	to	—%	(6.92)%	to	(4.47)%
2017	19,879,820	$6.187348	to	$26.667265	$80,801,951	0.25%	to	2.55%	—%	to	—%	22.88%	to	26.05%
2016	21,614,520	$4.908794	to	$21.702692	$70,139,613	0.25%	to	2.55%	—%	to	—%	(0.76)%	to	1.79%
Hartford SmallCap Growth HLS Fund
2020	11,231,822	$6.414153	to	$55.021654	$62,478,862	0.25%	to	2.55%	—%	to	—%	29.55%	to	32.86%
2019	13,021,186	$4.827611	to	$42.470714	$55,357,023	0.25%	to	2.55%	—%	to	—%	32.04%	to	35.48%
2018	14,453,585	$3.563459	to	$32.165805	$46,113,877	0.25%	to	2.55%	—%	to	—%	(14.11)%	to	(11.92)%
2017	15,940,723	$4.045682	to	$37.451152	$58,774,068	0.25%	to	2.55%	—%	to	0.04%	16.74%	to	19.77%
2016	18,091,491	$3.377755	to	$32.080435	$56,062,539	0.25%	to	2.55%	—%	to	0.14%	9.25%	to	12.09%
Hartford Stock HLS Fund
2020	46,276,435	$38.789748	to	$56.762117	$469,283,432	0.15%	to	2.55%	1.40%	to	1.68%	8.98%	to	11.91%
2019	51,475,865	$35.594539	to	$50.721581	$474,826,616	0.15%	to	2.55%	1.37%	to	1.67%	27.59%	to	31.02%
2018	59,106,202	$27.896597	to	$38.711729	$420,462,448	0.15%	to	2.55%	1.55%	to	1.61%	(2.89)%	to	(0.29)%
2017	67,174,411	$28.727103	to	$38.825688	$484,470,924	0.15%	to	2.55%	1.53%	to	1.83%	16.53%	to	19.67%
2016	77,461,027	$24.651370	to	$32.444608	$464,902,377	0.15%	to	2.55%	1.56%	to	1.86%	4.44%	to	7.25%
Hartford U.S. Government Securities HLS Fund+
2020	—	$9.932423	to	$10.490410	$—	0.15%	to	2.55%	2.94%	to	3.42%	(17.98)%	to	3.13%
2019	50,307,301	$9.631225	to	$12.789632	$63,160,168	0.15%	to	2.55%	2.19%	to	2.58%	2.29%	to	5.06%
2018	55,290,205	$9.415887	to	$12.173802	$67,046,943	0.15%	to	2.55%	2.35%	to	2.43%	(1.98)%	to	0.70%
2017	62,581,720	$9.606574	to	$12.089697	$76,408,253	0.15%	to	2.55%	1.87%	to	2.19%	(1.43)%	to	1.17%
2016	71,043,759	$9.746053	to	$11.950244	$86,871,234	0.15%	to	2.55%	1.63%	to	1.97%	(1.28)%	to	1.39%
Hartford Value HLS Fund+
2020	—	$3.421800	to	$25.991776	$—	0.25%	to	2.55%	1.77%	to	1.79%	(4.81)%	to	(2.82)%
2019	23,336,080	$3.521270	to	$27.304817	$65,459,348	0.25%	to	2.55%	1.91%	to	2.05%	24.50%	to	27.39%
2018	26,981,387	$2.764125	to	$21.932294	$60,108,047	0.25%	to	2.55%	1.47%	to	1.63%	(12.44)%	to	(10.41)%
2017	30,582,041	$3.085140	to	$25.049487	$76,909,236	0.25%	to	2.55%	1.20%	to	1.81%	12.53%	to	15.15%
2016	34,776,588	$2.679183	to	$22.259303	$76,956,772	0.25%	to	2.55%	1.78%	to	1.83%	10.83%	to	13.41%
Rational Trend Aggregation VA Fund
2020	1,354,224	$2.216150	to	$20.182839	$3,002,871	1.15%	to	2.35%	0.62%	to	0.67%	(1.15)%	to	0.04%
2019	1,525,138	$2.215239	to	$20.418144	$3,397,477	1.15%	to	2.35%	2.86%	to	2.86%	4.81%	to	6.07%
2018	1,696,607	$2.088469	to	$19.481915	$3,602,557	1.15%	to	2.35%	3.85%	to	4.38%	(6.79)%	to	(5.66)%
2017	2,256,324	$2.213800	to	$20.900389	$5,047,410	1.15%	to	2.35%	2.46%	to	3.21%	(3.87)%	to	(2.71)%
2016	2,556,962	$2.275568	to	$21.655144	$5,966,859	1.15%	to	2.40%	—%	to	4.55%	4.43%	to	5.75%
Rational Insider Buying VA Fund
2020	819,126	$3.251108	to	$34.432635	$2,472,896	1.15%	to	2.35%	—%	to	—%	11.49%	to	12.83%
2019	897,104	$2.881379	to	$30.885195	$2,406,253	1.15%	to	2.35%	—%	to	—%	21.13%	to	22.59%
2018	1,051,144	$2.350497	to	$25.498589	$2,313,784	1.15%	to	2.35%	0.69%	to	0.80%	(9.34)%	to	(8.24)%
2017	1,227,446	$2.561631	to	$28.124745	$2,948,261	1.15%	to	2.35%	0.56%	to	0.56%	14.79%	to	16.18%
2016	1,445,909	$2.204971	to	$24.402082	$3,004,228	1.15%	to	2.40%	—%	to	0.62%	8.37%	to	9.73%
BlackRock S&P 500 Index V.I. Fund
2020	12,738,303	$13.349933	to	$14.492048	$172,819,103	0.15%	to	2.55%	1.60%	to	1.81%	14.96%	to	20.40%
2019	13,632,410	$11.613078	to	$11.801894	$158,499,136	0.25%	to	2.55%	1.76%	to	2.19%	27.67%	to	31.02%
2018♦	15,176,901	$9.008034	to	$9.279576	$136,165,542	0.25%	to	2.55%	—%	to	1.04%	(9.92)%	to	—%
BlackRock Large Cap Focus Growth V.I. Fund
2020	19,908	$4.077333	to	$4.332432	$86,143	1.25%	to	2.00%	—%	to	—%	40.90%	to	41.96%
2019	532	$2.872208	to	$3.074858	$1,529	1.25%	to	2.00%	—%	to	—%	30.07%	to	31.05%
2018	11,835	$2.191656	to	$2.363946	$27,882	1.25%	to	2.00%	—%	to	—%	0.97%	to	1.73%
2017	14,805	$2.154317	to	$2.341175	$34,003	1.25%	to	2.00%	0.04%	to	0.04%	26.99%	to	27.95%
2016	3,626	$1.683737	to	$1.897462	$6,105	1.25%	to	1.80%	—%	to	0.70%	5.96%	to	6.54%
Morgan Stanley VIF U.S. Real Estate Portfolio
2020	13,010	$14.735181	to	$14.735181	$191,704	1.25%	to	1.25%	2.50%	to	2.50%	(18.13)%	to	(18.13)%
2019	13,857	$17.998228	to	$17.998228	$249,410	1.25%	to	1.25%	1.59%	to	1.59%	17.20%	to	17.20%
2018	14,206	$15.356713	to	$15.356713	$218,169	1.25%	to	1.25%	2.32%	to	2.32%	(9.12)%	to	(9.12)%
2017	17,056	$16.897622	to	$16.897622	$288,201	1.25%	to	1.25%	1.37%	to	1.37%	1.59%	to	1.59%
2016	26,079	$16.632382	to	$16.632382	$433,755	1.25%	to	1.25%	0.91%	to	0.91%	5.23%	to	5.23%
Invesco V.I. Equity and Income Fund
2020	7,598	$22.393466	to	$22.393466	$170,147	1.25%	to	1.25%	2.13%	to	2.13%	8.29%	to	8.29%
2019	8,764	$20.679532	to	$20.679532	$181,239	1.25%	to	1.25%	2.25%	to	2.25%	18.52%	to	18.52%
2018	11,472	$17.448335	to	$17.448335	$200,164	1.25%	to	1.25%	1.88%	to	1.88%	(10.86)%	to	(10.86)%
2017	17,078	$19.573108	to	$19.573108	$334,276	1.25%	to	1.25%	1.46%	to	1.46%	9.41%	to	9.41%
2016	15,775	$17.890107	to	$17.890107	$282,212	1.25%	to	1.25%	1.64%	to	1.64%	13.41%	to	13.41%
Morgan Stanley VIF Discovery Portfolio
2020	23,013	$73.972240	to	$73.972240	$1,702,311	1.25%	to	1.25%	—%	to	—%	148.92%	to	148.92%
2019	18,904	$29.717305	to	$29.717305	$561,771	1.25%	to	1.25%	—%	to	—%	38.23%	to	38.23%
2018	24,546	$21.498861	to	$21.498861	$527,715	1.25%	to	1.25%	—%	to	—%	9.15%	to	9.15%
2017	16,736	$19.697356	to	$19.697356	$329,650	1.25%	to	1.25%	—%	to	—%	36.88%	to	36.88%
2016	13,104	$14.390065	to	$14.390065	$188,564	1.25%	to	1.25%	—%	to	—%	(9.97)%	to	(9.97)%
Columbia Variable Portfolio - Asset Allocation Fund+
2020	—	$2.110244	to	$21.585154	$—	1.25%	to	2.35%	1.78%	to	2.43%	(7.21)%	to	(6.84)%
2019	776,578	$1.922019	to	$2.265269	$1,708,650	1.25%	to	2.15%	1.99%	to	2.01%	18.56%	to	19.63%
2018	923,994	$1.621140	to	$1.893553	$1,699,285	1.25%	to	2.15%	0.24%	to	1.44%	(6.56)%	to	(5.71)%
2017	984,216	$1.734874	to	$2.008246	$1,925,748	1.25%	to	2.15%	1.59%	to	3.57%	13.16%	to	14.19%
2016	1,242,410	$1.758765	to	$18.667141	$2,135,137	1.25%	to	2.35%	—%	to	2.24%	2.91%	to	4.05%
Columbia Variable Portfolio - Dividend Opportunity Fund
2020	307,352	$16.334249	to	$18.432083	$5,476,797	1.25%	to	2.50%	—%	to	—%	(1.35)%	to	(0.11)%
2019	332,045	$16.557396	to	$18.451853	$5,949,822	1.25%	to	2.50%	—%	to	—%	21.01%	to	22.53%
2018	382,831	$13.682920	to	$15.059304	$5,599,466	1.25%	to	2.50%	—%	to	—%	(8.06)%	to	(6.90)%
2017	400,884	$14.882354	to	$16.175860	$6,341,274	1.25%	to	2.50%	—%	to	—%	11.55%	to	12.96%
2016	521,624	$13.340948	to	$14.320460	$7,298,653	1.25%	to	2.50%	—%	to	—%	10.86%	to	12.26%
Columbia Variable Portfolio - Income Opportunities Fund
2020	252,218	$12.364228	to	$13.521422	$3,323,024	1.25%	to	2.40%	4.77%	to	4.98%	3.39%	to	4.58%
2019	274,044	$11.959297	to	$12.929064	$3,459,988	1.25%	to	2.40%	5.03%	to	5.11%	13.71%	to	15.02%
2018	311,799	$10.517652	to	$11.240573	$3,434,857	1.25%	to	2.40%	4.99%	to	5.04%	(6.04)%	to	(4.95)%
2017	355,518	$11.193373	to	$11.825949	$4,134,722	1.25%	to	2.40%	6.18%	to	6.18%	4.03%	to	5.23%
2016	384,474	$10.759574	to	$11.237681	$4,263,388	1.25%	to	2.40%	10.92%	to	10.93%	8.30%	to	9.55%
Columbia Variable Portfolio - Mid Cap Growth Fund
2020	220,734	$25.042747	to	$27.600635	$5,911,717	1.25%	to	2.50%	—%	to	—%	32.08%	to	33.74%
2019	281,423	$18.960232	to	$20.637430	$5,620,918	1.25%	to	2.50%	—%	to	—%	31.84%	to	33.50%
2018	296,629	$14.380972	to	$15.458695	$4,480,381	1.25%	to	2.50%	—%	to	—%	(7.12)%	to	(5.95)%
2017	352,255	$15.483776	to	$16.437225	$5,669,034	1.25%	to	2.50%	—%	to	—%	19.95%	to	21.46%
2016	381,134	$12.908423	to	$13.533186	$5,077,505	1.25%	to	2.50%	—%	to	—%	(0.23)%	to	1.02%
Invesco Oppenheimer V.I. Global Fund
2020	19,718	$27.204456	to	$27.204456	$536,413	1.25%	to	1.25%	0.37%	to	0.37%	25.76%	to	25.76%
2019	26,539	$21.632816	to	$21.632816	$574,126	1.25%	to	1.25%	0.63%	to	0.63%	29.82%	to	29.82%
2018	33,823	$16.663543	to	$16.663543	$563,609	1.25%	to	1.25%	0.77%	to	0.77%	(14.48)%	to	(14.48)%
2017	34,543	$19.483909	to	$19.483909	$673,027	1.25%	to	1.25%	0.68%	to	0.68%	34.63%	to	34.63%
2016	38,060	$14.472034	to	$14.472034	$550,805	1.25%	to	1.25%	0.75%	to	0.75%	(1.39)%	to	(1.39)%
Putnam VT Small Cap Value Fund
2020	8,146	$17.137155	to	$17.137155	$139,603	1.25%	to	1.25%	0.91%	to	0.91%	2.67%	to	2.67%
2019	8,175	$16.691256	to	$16.691256	$136,448	1.25%	to	1.25%	0.63%	to	0.63%	22.70%	to	22.70%
2018	11,617	$13.603576	to	$13.603576	$158,029	1.25%	to	1.25%	0.45%	to	0.45%	(20.93)%	to	(20.93)%
2017	16,443	$17.204057	to	$17.204057	$282,889	1.25%	to	1.25%	0.72%	to	0.72%	6.54%	to	6.54%
2016	12,784	$16.148696	to	$16.148696	$206,439	1.25%	to	1.25%	1.40%	to	1.40%	25.91%	to	25.91%
PIMCO VIT Real Return Portfolio
2020	32,060	$16.207616	to	$16.207616	$519,604	1.25%	to	1.25%	1.42%	to	1.42%	10.33%	to	10.33%
2019	29,400	$14.690072	to	$14.690072	$431,867	1.25%	to	1.25%	1.64%	to	1.64%	7.10%	to	7.10%
2018	30,224	$13.716400	to	$13.716400	$414,548	1.25%	to	1.25%	2.50%	to	2.50%	(3.43)%	to	(3.43)%
2017	38,027	$14.202958	to	$14.202958	$540,082	1.25%	to	1.25%	2.37%	to	2.37%	2.37%	to	2.37%
2016	40,526	$13.873671	to	$13.873671	$562,223	1.25%	to	1.25%	2.10%	to	2.10%	3.90%	to	3.90%
Pioneer Fund VCT Portfolio
2020	3,182,839	$2.747471	to	$3.249455	$9,802,705	1.15%	to	2.25%	0.50%	to	0.50%	21.20%	to	22.54%
2019	3,412,127	$2.266865	to	$2.651725	$8,580,074	1.15%	to	2.25%	0.70%	to	0.75%	28.12%	to	29.53%
2018	4,000,006	$1.769384	to	$2.047160	$7,804,125	1.15%	to	2.25%	0.79%	to	0.79%	(3.93)%	to	(2.86)%
2017	4,615,552	$1.830428	to	$2.107482	$9,306,504	1.15%	to	2.30%	0.22%	to	0.95%	18.60%	to	19.97%
2016	5,198,298	$1.543383	to	$1.756682	$8,767,790	1.15%	to	2.30%	0.97%	to	1.05%	7.12%	to	8.36%
Pioneer Mid Cap Value VCT Portfolio
2020	8,619	$18.978198	to	$18.978198	$163,569	1.25%	to	1.25%	1.03%	to	1.03%	0.61%	to	0.61%
2019	10,093	$18.863926	to	$18.863926	$190,402	1.25%	to	1.25%	1.05%	to	1.05%	26.49%	to	26.49%
2018	10,282	$14.912987	to	$14.912987	$153,337	1.25%	to	1.25%	0.45%	to	0.45%	(20.50)%	to	(20.50)%
2017	11,160	$18.758748	to	$18.758748	$209,353	1.25%	to	1.25%	0.71%	to	0.71%	11.47%	to	11.47%
2016	9,821	$16.828482	to	$16.828482	$165,275	1.25%	to	1.25%	0.48%	to	0.48%	14.79%	to	14.79%
Prudential Series Jennison 20/20 Focus Portfolio
2020	38,075	$3.950572	to	$4.318004	$153,822	1.25%	to	1.80%	—%	to	—%	28.09%	to	28.79%
2019	37,559	$3.084293	to	$3.352679	$118,301	1.25%	to	1.80%	—%	to	—%	26.11%	to	26.81%
2018	41,347	$2.445694	to	$2.643934	$103,408	1.25%	to	1.80%	—%	to	—%	(7.41)%	to	(6.90)%
2017	44,253	$2.641306	to	$2.839734	$119,003	1.25%	to	1.80%	—%	to	—%	27.43%	to	28.13%
2016	45,377	$2.072717	to	$2.216224	$95,559	1.25%	to	1.80%	—%	to	—%	(0.58)%	to	(0.03)%
Prudential Series Jennison Portfolio
2020	416,889	$3.276225	to	$4.190467	$1,356,000	1.25%	to	1.80%	—%	to	—%	52.80%	to	53.64%
2019	402,687	$2.132436	to	$2.742528	$855,562	1.25%	to	1.80%	—%	to	—%	30.46%	to	31.17%
2018	400,661	$1.625650	to	$2.102260	$648,773	1.25%	to	1.80%	—%	to	—%	(2.94)%	to	(2.41)%
2017	438,802	$1.665744	to	$2.166002	$730,606	1.25%	to	1.80%	—%	to	—%	33.70%	to	34.44%
2016	478,893	$1.239017	to	$1.619988	$594,573	1.25%	to	1.80%	—%	to	—%	(3.05)%	to	(2.52)%
Prudential Series Value Portfolio
2020	53,836	$2.407523	to	$27.167299	$236,876	1.25%	to	2.20%	—%	to	—%	0.90%	to	1.87%
2019	55,505	$2.363377	to	$26.923665	$246,438	1.25%	to	2.20%	—%	to	—%	22.85%	to	24.02%
2018	58,600	$1.905625	to	$21.915836	$213,074	1.25%	to	2.20%	—%	to	—%	(12.19)%	to	(11.35)%
2017	81,666	$2.149589	to	$24.957674	$299,489	1.25%	to	2.20%	—%	to	—%	13.97%	to	15.06%
2016	154,524	$1.868257	to	$21.898093	$401,746	1.25%	to	2.20%	—%	to	—%	8.54%	to	9.58%
Prudential Series SP International Growth Portfolio
2020	35,360	$1.930563	to	$2.068105	$72,069	1.45%	to	1.80%	—%	to	—%	29.23%	to	29.69%
2019	35,362	$1.458932	to	$1.594698	$55,616	1.45%	to	1.95%	—%	to	—%	29.36%	to	30.01%
2018	40,654	$1.127791	to	$1.226608	$48,870	1.45%	to	1.95%	—%	to	—%	(14.88)%	to	(14.45)%
2017	40,832	$1.324971	to	$1.433874	$57,430	1.45%	to	1.95%	—%	to	—%	32.81%	to	33.47%
2016	41,011	$0.997680	to	$1.074306	$43,257	1.45%	to	1.95%	—%	to	—%	(6.01)%	to	(5.54)%
Royce Capital Fund–Small-Cap Portfolio
2020	8,229	$17.339904	to	$17.339904	$142,699	1.25%	to	1.25%	0.90%	to	0.90%	(8.31)%	to	(8.31)%
2019	12,042	$18.910480	to	$18.910480	$227,718	1.25%	to	1.25%	0.66%	to	0.66%	17.19%	to	17.19%
2018	13,632	$16.136275	to	$16.136275	$219,973	1.25%	to	1.25%	0.65%	to	0.65%	(9.49)%	to	(9.49)%
2017	22,341	$17.827451	to	$17.827451	$398,280	1.25%	to	1.25%	0.86%	to	0.86%	4.07%	to	4.07%
2016	27,582	$17.130030	to	$17.130030	$472,481	1.25%	to	1.25%	1.60%	to	1.60%	19.46%	to	19.46%
Victory Variable Insurance Diversified Stock Fund+
2020	—	$23.384444	to	$25.774221	$—	1.25%	to	1.75%	0.82%	to	0.83%	12.26%	to	12.83%
2019	18,331	$20.829725	to	$22.844242	$411,136	1.25%	to	1.75%	0.53%	to	0.55%	26.16%	to	26.79%
2018	18,486	$16.510472	to	$18.017058	$327,046	1.25%	to	1.75%	0.41%	to	0.43%	(14.81)%	to	(14.38)%
2017	18,936	$19.380135	to	$21.043001	$390,759	1.25%	to	1.75%	0.68%	to	0.69%	24.26%	to	24.89%
2016	19,515	$15.596010	to	$16.849822	$321,976	1.25%	to	1.75%	0.99%	to	1.00%	2.09%	to	2.60%
Invesco V.I. Comstock Fund
2020	4,498	$21.150145	to	$21.150145	$95,123	1.25%	to	1.25%	2.12%	to	2.12%	(2.32)%	to	(2.32)%
2019	5,366	$21.651881	to	$21.651881	$116,182	1.25%	to	1.25%	1.67%	to	1.67%	23.39%	to	23.39%
2018	7,198	$17.547707	to	$17.547707	$126,310	1.25%	to	1.25%	1.42%	to	1.42%	(13.46)%	to	(13.46)%
2017	8,877	$20.277416	to	$20.277416	$180,002	1.25%	to	1.25%	1.89%	to	1.89%	16.12%	to	16.12%
2016	10,415	$17.462616	to	$17.462616	$181,871	1.25%	to	1.25%	1.39%	to	1.39%	15.54%	to	15.54%
Invesco V.I. American Franchise Fund
2020	50,422	$31.620519	to	$34.846806	$1,705,306	1.25%	to	2.35%	0.02%	to	0.08%	39.05%	to	40.59%
2019	68,572	$22.740487	to	$24.786764	$1,633,714	1.25%	to	2.35%	—%	to	—%	33.58%	to	35.06%
2018	47,873	$17.023404	to	$18.352525	$869,444	1.25%	to	2.35%	—%	to	—%	(5.86)%	to	(4.82)%
2017	50,640	$18.083761	to	$19.282239	$967,728	1.25%	to	2.35%	0.08%	to	0.08%	24.39%	to	25.76%
2016	57,622	$14.538366	to	$15.332492	$877,298	1.25%	to	2.35%	—%	to	—%	(0.11)%	to	1.00%
Wells Fargo VT Index Asset Allocation Fund
2020	7,616	$2.784114	to	$2.784114	$21,203	1.90%	to	1.90%	0.82%	to	0.82%	14.40%	to	14.40%
2019	7,616	$2.433765	to	$2.433765	$18,536	1.90%	to	1.90%	1.10%	to	1.10%	17.90%	to	17.90%
2018	7,616	$2.064334	to	$2.064334	$15,722	1.90%	to	1.90%	0.98%	to	0.98%	(4.73)%	to	(4.73)%
2017	7,616	$2.166862	to	$2.166862	$16,502	1.90%	to	1.90%	0.75%	to	0.75%	10.14%	to	10.14%
2016	7,616	$1.967436	to	$1.967436	$14,984	1.90%	to	1.90%	0.89%	to	0.89%	5.64%	to	5.64%
Wells Fargo VT International Equity Fund
2020	1,469,969	$2.338598	to	$16.280526	$2,630,313	1.15%	to	2.45%	3.03%	to	3.08%	2.35%	to	3.69%
2019	1,817,353	$2.255411	to	$15.906813	$3,237,847	1.15%	to	2.45%	4.08%	to	4.08%	12.71%	to	14.18%
2018	2,111,436	$1.975277	to	$14.113165	$3,221,446	1.15%	to	2.45%	12.17%	to	12.39%	(18.87)%	to	(17.81)%
2017	2,419,576	$2.403293	to	$17.396198	$4,495,564	1.15%	to	2.45%	3.00%	to	3.55%	21.84%	to	23.43%
2016	2,859,520	$1.947089	to	$14.278233	$4,274,082	1.15%	to	2.45%	3.26%	to	3.48%	0.75%	to	2.07%
Wells Fargo VT Small Cap Growth Fund
2020	54,615	$40.486664	to	$46.619653	$2,425,531	1.15%	to	2.50%	—%	to	—%	54.20%	to	56.29%
2019	57,590	$26.256695	to	$29.829102	$1,645,621	1.15%	to	2.50%	—%	to	—%	22.22%	to	23.88%
2018	86,255	$21.482856	to	$24.078926	$2,001,772	1.15%	to	2.50%	—%	to	—%	(1.03)%	to	0.31%
2017	87,713	$21.706710	to	$24.003438	$2,040,029	1.15%	to	2.50%	—%	to	—%	23.03%	to	24.70%
2016	117,041	$17.643851	to	$19.249420	$2,200,084	1.15%	to	2.50%	—%	to	—%	5.43%	to	6.87%
Wells Fargo VT Opportunity Fund
2020	85,289	$27.506512	to	$31.202215	$2,592,865	1.15%	to	2.50%	0.64%	to	0.67%	18.33%	to	19.94%
2019	91,552	$23.245449	to	$26.015277	$2,326,266	1.15%	to	2.50%	0.49%	to	0.55%	28.56%	to	30.30%
2018	111,798	$18.081357	to	$19.964925	$2,188,782	1.15%	to	2.50%	0.44%	to	0.44%	(9.23)%	to	(7.99)%
2017	123,070	$19.919349	to	$21.699269	$2,625,386	1.15%	to	2.50%	0.92%	to	1.01%	17.75%	to	19.34%
2016	162,640	$16.917220	to	$18.181991	$2,920,438	1.15%	to	2.50%	2.22%	to	2.32%	9.74%	to	11.23%
Columbia Variable Portfolio - Large Cap Growth Fund
2020	1,176,060	$21.425127	to	$22.744106	$26,594,099	1.25%	to	2.50%	—%	to	—%	31.41%	to	33.06%
2019	1,304,464	$16.304011	to	$17.092841	$22,195,667	1.25%	to	2.50%	—%	to	—%	32.55%	to	34.21%
2018	1,479,888	$12.300289	to	$12.735436	$18,772,642	1.25%	to	2.50%	—%	to	—%	(6.31)%	to	(5.13)%
2017	1,651,942	$13.128873	to	$13.424362	$22,120,050	1.25%	to	2.50%	—%	to	—%	24.97%	to	26.54%
2016♦	1,819,402	$10.505251	to	$10.608394	$19,281,130	1.25%	to	2.50%	—%	to	—%	5.05%	to	6.08%
Columbia Variable Portfolio - Overseas Core Fund
2020	380,306	$12.735735	to	$13.519989	$5,058,947	1.25%	to	2.50%	1.44%	to	1.44%	6.14%	to	7.47%
2019	388,193	$11.999023	to	$12.579731	$4,833,871	1.25%	to	2.50%	1.73%	to	1.81%	22.06%	to	23.60%
2018	418,809	$9.830300	to	$10.178184	$4,230,427	1.25%	to	2.50%	2.54%	to	2.55%	(18.87)%	to	(17.85)%
2017	484,718	$12.116359	to	$12.389197	$5,972,311	1.25%	to	2.50%	1.86%	to	1.87%	24.04%	to	25.60%
2016♦	526,103	$9.767869	to	$9.863879	$5,178,019	1.25%	to	2.50%	1.09%	to	1.10%	(2.32)%	to	(1.36)%
CTIVP® - Loomis Sayles Growth Fund
2020	513,355	$21.592082	to	$22.921194	$11,679,896	1.25%	to	2.50%	—%	to	—%	28.68%	to	30.29%
2019	586,438	$16.780315	to	$17.592062	$10,253,805	1.25%	to	2.50%	—%	to	—%	28.51%	to	30.12%
2018	731,541	$13.058037	to	$13.519881	$9,837,516	1.25%	to	2.50%	—%	to	—%	(4.81)%	to	(3.61)%
2017	862,628	$13.717542	to	$14.026232	$12,060,121	1.25%	to	2.50%	—%	to	—%	29.75%	to	31.38%
2016♦	984,696	$10.572329	to	$10.676129	$10,499,958	1.25%	to	2.50%	—%	to	—%	5.72%	to	6.76%
*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

++ See Note 8 for additional information related to this Sub-Account.

7. Subsequent Events:

On January 18, 2021 the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 21, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

8. Restatement of Fidelity® VIP FundsManager 70% Portfolio and Fidelity® VIP FundsManager 60% Portfolio for the period ended December 31, 2019:

Based on accounting review and validation procedures in connection with the financial reporting process and subsequent to reporting the December 31, 2019 financial statements, the Sponsor Company identified that the results of the Fidelity® VIP FundsManager 70% Portfolio and Fidelity® VIP FundsManager 60% Portfolio were inadvertently mislabeled. The 2019 results of the Fidelity® VIP FundsManager 70% Portfolio and Fidelity® VIP FundsManager 60% Portfolio have been updated to reflect the activity in this Account.

Talcott Resolution Life Insurance Company and Subsidiaries
Audited Financial Statements
As of December 31, 2020 and December 31, 2019 (Successor Company)
For the years ended December 31, 2020 and 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Description	Page
Report of Independent Registered Public Accounting Firm	F-3
Consolidated Statements of Operations — For the Years Ended December 31, 2020 and 2019 (Successor Company), For the Period of June 1, 2018 to December 31, 2018 (Successor Company) and For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
F-6
Consolidated Statements of Comprehensive Income (Loss) — For the Years Ended December 31, 2020 and 2019 (Successor Company), For the Period of June 1, 2018 to December 31, 2018 (Successor Company) and For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)	F-7
Consolidated Balance Sheets — As of December 31, 2020 and 2019 (Successor Company)	F-8
Consolidated Statements of Changes in Stockholder's Equity — For the Years Ended December 31, 2020 and 2019 (Successor Company), For the Period of June 1, 2018 to December 31, 2018 (Successor Company) and For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)	F-9
Consolidated Statements of Cash Flows — For the Years Ended December 31, 2020 and 2019 (Successor Company), For the Period of June 1, 2018 to December 31, 2018 (Successor Company) and For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)	F-10
Notes to Consolidated Financial Statements	F-11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Talcott Resolution Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Talcott Resolution Life Insurance Company and subsidiaries (the "Company") as of December 31, 2020 and 2019, the related consolidated statements of operations, comprehensive income (loss), changes in stockholder's equity, and cash flows, for the years ended December 31, 2020 and December 31, 2019 and the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years ended December 31, 2020 and December 31, 2019 and the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), in conformity with accounting principles generally accepted in the United States of America.
Emphasis of Matters
As discussed in Note 1 to the financial statements, the Company's direct parent, Talcott Resolution Life, Inc., was acquired by Hopmeadow Holdings, LP on May 31, 2018. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification Topic 805, Business Combinations.
As discussed in Note 15 to the financial statements, on January 18, 2021, the Company's indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street. The merger is subject to regulatory approvals and other customary closing conditions. If consummated, the merger would result in a change of ownership and control of the Company and its life and annuity operating subsidiaries.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Critical Audit Matters
The critical audit matters communicated below are matters arising from the current-period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Future Policy Benefits, Embedded Derivatives and Amortization of Value of Business Acquired— Refer to Notes 1, 2, 4, 6 and 7 to the Consolidated Financial Statements
Critical Audit Matter Description
The Company’s products include universal life-type annuity contracts with guarantees that result in death and other insurance benefit liabilities to the Company. These liabilities are reported as a component of Reserves for Future Policy Benefits.
Certain annuity contracts offered riders with guaranteed minimum withdrawal benefits, the non-life contingent portion of which are accounted for as embedded derivatives and are reported as a component of Other Policyholder Funds and Benefits Payable.
Value of business acquired (VOBA) is an intangible asset, and represents an estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts. VOBA is amortized over the estimated gross profits of those acquired contracts.
The valuation of the reserves for such future policy benefits, valuation of embedded derivatives included within other policyholder funds, and the amortization of VOBA are measured based on actuarial methodologies and underlying economic and future policyholder behavior assumptions. Significant judgment is involved in the selection of the assumptions used to determine the valuation of the reserves for such future policy benefits, in the methods and assumptions used in the valuation of embedded derivatives, and the estimated gross profits used in the valuation of the amortization of VOBA. The principal assumptions include mortality, lapse, withdrawal, persistency, expenses, and interest rates.
Given the high level of estimation uncertainty of management’s actuarial assumptions, performing audit procedures to evaluate these assumptions required a high degree of auditor judgment and an increased extent of effort, including the need to involve our actuarial specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing assumptions used by management to estimate the valuation of future policy benefits, valuation of embedded derivatives and amortization of VOBA included the following, among others:
•We tested the effectiveness of management’s controls over the assumption setting process.
•We tested the completeness and accuracy of the underlying data that served as the basis for the assumptions.
•With the assistance of our actuarial specialists, we evaluated the appropriateness of the assumptions and methodologies used by management.
•With the assistance of our actuarial specialists, on a sample basis, we developed independent estimates of the valuations derived from those assumptions and methodologies and compared our estimates to management’s estimates.
Investments in Fixed Maturities Classified as Available-for-Sale and Freestanding Derivatives — Refer to Notes 2, 3 and 4 to the consolidated financial statements
Critical Audit Matter Description
Investments in fixed maturities classified as available-for-sale are reported at fair value in the consolidated financial statements. Freestanding derivatives, which are reported in other investments or other liabilities, as appropriate, after considering the impact of master netting agreements, are also reported at fair value in the consolidated financial statements. Where fair values cannot be determined based on observable inputs, management uses unobservable inputs, such as credit spreads, equity volatility and interest rates beyond the observable curve, requiring judgment by management to determine the estimated fair value.
We identified investments in fixed maturities classified as available-for-sale and freestanding derivatives as a critical audit matter because of the unobservable inputs management uses to estimate fair value. Auditing these unobservable inputs used by management required a high degree of auditor judgment, and an increased extent of effort, including the need to involve our fair value specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing the valuation of fixed maturities classified as available-for-sale and freestanding derivatives included the following, among others:
•We tested the effectiveness of management’s controls over the determination of fair value.
•We evaluated management’s valuation methodology and the reasonableness of the unobservable inputs.

•With assistance of our fair value specialists, on a sample basis, we developed independent fair value estimates and compared our estimates to management’s estimates.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
February 25, 2021

We have served as the Company’s auditor since 2002.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(In millions)	2020	2019
Revenues
Fee income and other	$741	$821	$502	$381
Earned premiums	35	42	31	42
Net investment income	816	924	509	520
Net realized capital gains (losses)	(74)	(275)	142	(107)
Amortization of deferred reinsurance gain	53	59	38	—
Total revenues	1,571	1,571	1,222	836
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	626	760	415	534
Amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA")	50	(25)	98	16
Insurance operating costs and other expenses	364	423	235	183
Other intangible asset amortization	6	5	4	—
Dividends to policyholders	60	5	2	2
Total benefits, losses and expenses	1,106	1,168	754	735
Income before income taxes	465	403	468	101
Income tax expense	66	44	59	7
Net income	$399	$359	$409	$94
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(In millions)	2020	2019
Net income	$399	$359	$409	$94
Other comprehensive income (loss):
Change in net unrealized gain on fixed maturities	565	890	(173)	(430)
Change in unrealized losses on fixed maturities, AFS for which an allowance for credit losses ("ACL") has been recorded	—
Change in net gain on cash-flow hedging instruments	(1)	—	—	(18)
Change in foreign currency translation adjustments	—	(2)	2	1
OCI, net of tax	564	888	(171)	(447)
Comprehensive income (loss)	$963	$1,247	$238	$(353)
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets

	Successor Company
	As of December 31,
(In millions, except for share data)	2020	2019
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (net of ACL of $1 and $0, respectively) (amortized cost of $13,137 and $13,020, respectively)	$14,875	$13,988
Equity securities, at fair value	65	45
Mortgage loans (net of ACL of $17 and $0, respectively)	2,092	2,241
Policy loans, at outstanding balance	1,452	1,467
Limited partnerships and other alternative investments	999	939
Other investments	24	40
Short-term investments	802	550
Total investments	20,309	19,270
Cash	40	128
Premiums receivable and agents’ balances, net	10	12
Reinsurance recoverables (net of ACL of $7 and $0, respectively)	27,455	28,824
VOBA	586	696
Deferred income taxes, net	478	681
Other intangible assets	40	46
Other assets	345	481
Separate account assets	109,625	104,575
Total assets	$158,888	$154,713
Liabilities
Reserve for future policy benefits	$18,625	$18,465
Other policyholder funds and benefits payable	25,307	27,161
Other liabilities	2,146	1,960
Separate account liabilities	109,625	104,575
Total liabilities	155,703	152,161
Commitments and Contingencies (Note 11)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,761	1,761
Accumulated other comprehensive income ("AOCI"), net of tax	1,281	717
Retained earnings	137	68
Total stockholder’s equity	3,185	2,552
Total liabilities and stockholder’s equity	$158,888	$154,713
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Stockholder's Equity

For the Year Ended December 31, 2020 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Equity
Balance, beginning of period	$6	$1,761	$717	$68	$2,552
Cumulative effect of accounting changes, net of tax	—	—	—	(11)	(11)
Adjusted balance, beginning of period	6	1,761	717	57	2,541
Net income	—	—	—	399	399
Total other comprehensive income	—	—	564	—	564
Dividends paid	—	—	—	(319)	(319)
Balance, end of period	$6	$1,761	$1,281	$137	$3,185

For the Year Ended December 31, 2019 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Equity
Balance, beginning of period	$6	$1,761	$(171)	$409	$2,005
Net income	—	—	—	359	359
Total other comprehensive income	—	—	888	—	888
Dividends paid	—	—	—	(700)	(700)
Balance, end of period	$6	$1,761	$717	$68	$2,552

For the Period of June 1, 2018 to December 31, 2018 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Total Equity
Balance, beginning of period	$6	$1,761	$—	$—	$1,767
Net income	—	—	—	409	409
Total other comprehensive loss	—	—	(171)	—	(171)
Balance, end of period	$6	$1,761	$(171)	$409	$2,005

For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Equity
Balance, beginning of period	$6	$3,539	$1,023	$2,112	$6,680
Cumulative effect of accounting changes, net of tax	—	—	182	(182)	—
Adjusted balance, beginning of period	6	3,539	1,205	1,930	6,680
Net income	—	—	—	94	94
Total other comprehensive loss	—	—	(447)	—	(447)
Capital contributions to parent	—	(619)	—	—	(619)
Capital contributions from parent	—	102	—	—	102
Balance, end of period	$6	$3,022	$758	$2,024	$5,810
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(In millions)	2020	2019
Operating Activities
Net income	$399	$359	$409	$94
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Net realized capital (gains) losses	74	275	(142)	107
Amortization of deferred reinsurance gain	(53)	(59)	(38)	—
Amortization of DAC and VOBA	50	(25)	98	16
Additions to DAC and VOBA	—	—	—	(1)
Depreciation and (accretion) amortization	69	51	31	(1)
Other operating activities, net	259	205	63	131
Change in assets and liabilities:
Increase in reinsurance recoverables	(331)	(272)	(990)	(2)
Decrease in accrued and deferred income taxes	54	51	29	274
Increase (decrease) in reserve for future policy benefits and unearned premiums	160	141	(503)	45
Net changes in other assets and other liabilities	185	(169)	302	(60)
Net cash provided by (used for) operating activities	866	557	(741)	603
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	2,824	3,498	3,303	4,397
Equity securities, at fair value	7	213	68	49
Mortgage loans	373	257	101	116
Partnerships	77	134	83	188
Payments for the purchase of:
Fixed maturities, available-for-sale	(2,866)	(2,589)	(3,024)	(2,447)
Equity securities, at fair value	(26)	(5)	(10)	(25)
Mortgage loans	(242)	(413)	(323)	(86)
Partnerships	(134)	(156)	(97)	(80)
Net proceeds from (payments for) repurchase agreements program	(16)	19	(22)	—
Net proceeds from (payments for) derivatives	143	(272)	(303)	(200)
Net increase (decrease) in policy loans	15	(26)	18	(26)
Net sales of property and equipment	—	—	—	44
Net proceeds from (payments for) short-term investments	(234)	288	1,770	(1,494)
Other investing activities, net	(10)	8	16	27
Net cash provided by (used for) investing activities	(89)	956	1,580	463
Financing Activities
Deposits and other additions to investment and universal life-type contracts	1,971	2,168	1,959	1,782
Withdrawals and other deductions from investment and universal life-type contracts	(9,627)	(11,074)	(10,173)	(9,206)
Net transfers from separate accounts related to investment and universal life-type contracts	7,117	8,202	7,360	6,999
Decrease in securities loaned or sold under agreements to repurchase	(7)	(204)	(11)	(406)
Dividends paid	(319)	(700)	—	—
Return of capital to parent	—	—	—	(517)
Net repayments at maturity or settlement of consumer notes	—	—	—	(8)
Net cash used for financing activities	(865)	(1,608)	(865)	(1,356)
Foreign exchange rate effect on cash	—	2	—	—
Net decrease in cash	(88)	(93)	(26)	(290)
Cash — beginning of year	128	221	247	537
Cash — end of year	$40	$128	$221	$247
Supplemental Disclosure of Cash Flow Information
Income taxes received	$—	$25	$17	$271
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Talcott Resolution Life Insurance Company, formerly Hartford Life Insurance Company, (together with its subsidiaries, “TL,” “Company,” “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Talcott Resolution Life, Inc., a Delaware corporation ("TLI"). Hopmeadow Holdings LP (“Hopmeadow Holdings", or "HHLP ”) is the ultimate parent of the Company.
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.
On May 31, 2018 the Company's indirect parent, Hartford Holding, Inc. ("HHI") completed the sale of the Company's parent to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group ("Global Atlantic"), Pine Brook and J. Safra Group. Although Talcott Resolution Life Insurance Company is no longer affiliated with The Hartford Financial Services Group, Inc. ("The Hartford") or any of its subsidiaries, The Hartford retained a 9.7 percent ownership interest in HHLP ("Talcott Resolution Sale Transaction").
In conjunction with the sale, the Company entered into a transition services agreement with The Hartford for a period up to three years to provide general ledger, cash management, and information technology infrastructure services. In 2020, the transition services agreement was completed as all supported services have fully transitioned to the Company. In March, 2019, a five year administrative services agreement was entered into for investment accounting services which replaced the services previously provided under the transition services agreement.
HHLP’s May 31, 2018 acquisition of TLI was accounted for by HHLP using business combination accounting. Under this method, the purchase price paid by the investor group was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. The Company elected to apply "pushdown" accounting by applying the guidance permitted under Accounting Standards Codification (“ASC”) Topic 805 Business Combinations. By the application of pushdown accounting, the Company’s assets, liabilities and equity were accordingly adjusted to fair value on May 31, 2018 which generated both intangible assets and Value of Business Acquired (“VOBA”). Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. Due to the application of pushdown accounting, TL’s financial statements and footnote disclosures are presented in two distinct periods to indicate the application of two different bases of accounting. The periods prior to June 1, 2018 are identified herein as “Predecessor,” while the periods subsequent to HHLP’s acquisition of TLI are identified as “Successor.” As a result of the change in the basis of accounting from historical GAAP to reflect HHLP’s purchase cost, the financial statements for the Predecessor period are not comparable to the Successor periods.
On June 1, 2018, TL executed reinsurance agreements to reinsure certain fixed immediate and deferred annuity contracts, variable payout separate account annuity contracts, standard mortality structured settlements, and period certain structured settlement annuity contracts ("Commonwealth Annuity Reinsurance Agreement") to Commonwealth Annuity and Life Insurance Company ("Commonwealth"), a subsidiary of Global Atlantic which is a member of the acquiring investment group. TL reinsured an 85% quota share, except 75% for standard mortality structured settlements, in exchange for a $357 ceding commission that was fixed based on reinsuring approximately $9.3 billion of reserves as of December 31, 2016, plus annuitizations through closing and annuitizations from market value adjusted annuities post-close. The reinsurance agreement was executed after the Talcott Resolution Sale Transaction, and as such, the accounting for the agreement was recorded after the TL balance sheet was adjusted to fair value in purchase and pushdown accounting. A deferred gain, net of amortization, of $878 is recorded in Other liabilities on the Consolidated Balance Sheet related to this reinsurance agreement and will be amortized over the life of the underlying policies reinsured.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
COVID 19 Update
The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy continues to affect companies across all industries. For the year ended December 31, 2020 (Successor Company), the COVID-19 pandemic did have varying impacts on components of revenue, however, there was no overall impact as revenues were flat year over year. The duration and impact of the COVID-19 public health crisis on financial markets, overall economy and our operations remain uncertain, as is the efficacy of government and central bank interventions. The Company successfully transitioned to a fully remote work environment in March of 2020 and remains fully remote with minimal disruption to our operations. As further discussed in this document, the Company’s financial performance is dependent on financial market conditions and potential newly emergent trends in mortality and policyholder behavior as a result of the COVID-19 public health crisis. As such, the Company continues to be unable to quantify its impact on the financial results and operations in future periods.
Consolidation
The Consolidated Financial Statements include the accounts of TL and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which TL has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between TL and its subsidiaries have been eliminated.
Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.
The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets (including VOBA) and liabilities associated with variable annuity and other universal life-type contracts; evaluation of credit losses on fixed maturities, AFS and ACL on mortgage loans; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; amortization of the deferred gain on reinsurance; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements. The ultimate extent to which the COVID-19 pandemic will directly impact the Company's business, results of operations and financial condition will depend on future developments that are highly uncertain. Actual results may differ from these estimates.
Reclassifications
Certain reclassifications have been made to prior year financial information to conform to the current year presentation.
Adoption of New Accounting Standards
Reclassification of Effect of Tax Rate Change from AOCI to Retained Earnings
In February 2018, the FASB issued new accounting guidance for the effect on deferred tax assets and liabilities related to items recorded in AOCI resulting from legislated tax reform enacted on December 22, 2017. The tax reform reduced the federal tax rate applied to the Company’s deferred tax balances from 35% to 21% on enactment. Under U.S. GAAP, the Company recorded the total effect of the change in enacted tax rates on deferred tax balances as a charge to income tax expense within net income, including the change in deferred tax balances related to components of AOCI. The new accounting guidance permitted the Company to reclassify the “stranded” tax effects out of AOCI and into retained earnings that resulted from recording the tax effects of unrealized investment gains at a 35% tax rate because the 14 point reduction in tax rate was recognized in net income instead of other comprehensive income. On January 1, 2018, the Company (Predecessor Company) adopted the new guidance and recorded a reclassification of $193 which increased AOCI and reduced retained earnings.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Financial Instruments - Recognition and Measurement
On January 1, 2018, the Company (Predecessor Company) adopted updated guidance issued by the FASB for the recognition and measurement of financial instruments through a cumulative effect adjustment to the opening balances of retained earnings and AOCI. The new guidance requires investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for investments that are consolidated or are accounted for under the equity method of accounting. The new guidance also requires a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in AOCI to be evaluated for recoverability in combination with the Company’s other deferred tax assets. Under prior guidance, the Company reported equity securities, available for sale ("AFS"), at fair value with changes in fair value reported in other comprehensive income. As of January 1, 2018, the Company (Predecessor Company) reclassified from AOCI to retained earnings net unrealized gains of $11, after tax, related to equity securities having a fair value of $154. Beginning in 2018, the Company reports equity securities at fair value with changes in fair value reported in net realized capital gains and losses.
Revenue Recognition
On January 1, 2018, the Company (Predecessor Company) adopted the FASB’s updated guidance for recognizing revenue from contracts with customers, which excludes insurance contracts and financial instruments. Revenue subject to the guidance is recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services. The updated guidance is consistent with previous guidance for the Company’s transactions and did not have an effect on the Company’s financial position, cash flows or net income.
Revenue from customers for other than insurance and investment contracts was $80 and $84 for the years ended December 31, 2020 and 2019, respectively (Successor Company), $54 for the period of June 1, 2018 to December 31, 2018 (Successor Company) and $40 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). The Company earns revenues from these contracts primarily for administrative and distribution services fees from offering certain fund families as investment options in its variable annuity products. Fees are primarily based on the average daily net asset values of the funds and are recorded in the period in which the services are provided and collected monthly. Fluctuations in domestic and international markets and related investment performance, volume and mix of sales and redemptions of the funds, and other changes to the composition of assets under management are all factors that ultimately have a direct effect on fee income earned.
Hedging Activities
The FASB issued updated guidance on hedge accounting. The updates allow hedge accounting for new types of interest rate hedges of financial instruments and simplify documentation requirements to qualify for hedge accounting. In addition, any gain or loss from hedge ineffectiveness will be reported in the same income statement line with the effective hedge results and the hedged transaction. For cash flow hedges, the ineffectiveness will be recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains or losses will remain in AOCI. Under previous accounting, total hedge ineffectiveness was reported separately in realized gains and losses apart from the hedged transaction. The updated guidance was effective January 1, 2019 through a cumulative effect adjustment that will reclassify cumulative ineffectiveness on open cash flow hedges from retained earnings to AOCI. As a result of pushdown accounting, derivative instruments that qualified for hedge accounting were recorded at fair value through adjustments to additional paid in capital at the acquisition date. As of December 31, 2018 (Successor Company), the Company had no derivative instruments that qualify for hedge accounting, therefore there was no impact on the Company's financial statements upon adoption.
Changes to the Disclosure Requirements for Fair Value Measurement
On August 28, 2018 the FASB issued Accounting Standards Update ("ASU") 2018-13 which removes, modifies and adds certain disclosure requirements related to fair value measurements in ASC 820, Fair Value Measurements. As permitted by the guidance, the Company early adopted amendments in this guidance effective December 31, 2019. The adoption of ASU 2018-13 did not have a material impact on the Company's consolidated financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Financial Instruments - Credit Losses
On January 1, 2020 the Company adopted ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,("ASU 2016-13", or "CECL") together with related updated guidance for recognition and measurement of credit losses on certain financial instruments not carried at fair value, including reinsurance recoverables. This guidance replaces the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at amortized cost, which resulted in the recognition of greater allowances for losses. Under the new model, an allowance for credit losses ("ACL") is recognized as an estimate of credit losses expected over the life of financial instruments, such as mortgage loans, reinsurance recoverables and off-balance sheet credit exposures that the Company cannot unconditionally cancel. The measurement of the expected credit loss estimate is based on historical loss data, current conditions, and reasonable and supportable forecasts.
Credit losses on fixed maturities, AFS carried at fair value continue to be measured similar to previous guidance for other-than-temporary impairments ("OTTI"); however, losses are now recognized through the ACL and no longer as an adjustment to the amortized cost. Recoveries of OTTI on fixed maturities, AFS are recognized as reversals of the ACL recognized through net realized capital gains and losses and no longer accreted as net investment income through an adjustment to the investment yield. For fixed maturities, AFS this guidance is applied prospectively. Additionally, the new guidance requires purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance to establish an ACL at acquisition, which is recorded with the purchase price to establish the initial amortized cost of the investment.
The Company adopted the guidance through a cumulative-effect adjustment that decreased retained earnings by $11, after tax, primarily related to the Company's mortgage loan investments. No ACL was recognized at adoption for fixed maturities, AFS as those provisions of the guidance are applied prospectively. Upon adoption, the Company did not have any purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance.

Summary of Adoption Impacts
ACL on mortgage loans	$(9)
ACL on reinsurance recoverables	(5)
Deferred income tax asset	3
Net decrease to retained earnings	$(11)
Future Adoption of New Accounting Standards
Targeted Improvements to the Accounting for Long Duration Contracts
The FASB issued ASU 2018-12 on August 15, 2018 which impacts the existing recognition, measurement, presentation and disclosure requirements for certain long duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the liability for future policy benefits by requiring annual or more frequent updates of insurance assumptions and modifying the rate used to discount future cash flows. Cash flows under the new guidance are required to be discounted using an upper-medium grade fixed income instrument yield. The discount rate is required to be updated at each reporting date, with the effect of discount rate changes on the liability recorded in OCI. This is a change from current GAAP which utilizes assumptions, including discount rate, "locked in" at policy issuance and until such time significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. When this occurs, premium deficiency reserves are recognized by unlocking reserve assumptions to eliminate a reserve deficiency under current GAAP.
Further, the guidance seeks to improve the accounting for certain market-based options or guarantees associated with account balance contracts and improve the effectiveness of the required disclosures. These market risk benefit features are required to be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to a change in the instrument's credit risk, which are required to be recognized in OCI. Additionally, this ASU requires new disclosures including liability rollforwards and information about significant inputs, judgments, assumptions, and methods used in the measurement.
This guidance was amended through the issuance of ASU 2020-11, which deferred the effective date the Company is required to adopt the guidance to January 1, 2023, with early adoption permitted. The Company continues to assess its policies, processes, and applicable systems to determine the impact this standard will have on its operations and financial results. While it is not possible to reasonably estimate the expected impact of adoption at this time, given the nature and extent of the required changes to a significant portion of the Company’s operations, adoption is expected to have a material impact on our consolidated financial statements and related disclosures. This guidance represents a significant change from existing GAAP; however, it does not change the underlying economics of the business or its related cash flows.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Significant Accounting Policies
The Company’s significant accounting policies are as follows:
Segment Information
The Company has no reportable segments and its principal products and services are comprised of variable annuities, fixed and payout annuities, and private-placement life insurance. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.
Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.
Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.
Investments
Overview
The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments are classified as AFS and are carried at fair value, net of ACL, in accordance with new guidance adopted January 1, 2020 regarding expected credit losses. The after-tax difference between fair value and cost or amortized cost is reflected in stockholder's equity as a component of AOCI, after adjustments for the effect of VOBA (Successor Company) and reserve adjustments. Equity securities are measured at fair value with any changes in valuation reported in net income. For further information, see Financial Instruments - Recognition and Measurement discussion above. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of ACL. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month lag and hedge funds on a one-month lag. Accordingly, income for the years ended December 31, 2020 and 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and and the period of January 1, 2018 to May 31, 2018 (Predecessor Company) may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments consist of derivative instruments which are carried at fair value and real estate acquired in satisfaction of debt.
Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in equity securities and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments and changes in the ACL on fixed maturities, AFS; mortgage loans; and reinsurance recoverables are recognized as net realized capital losses in accordance with the Company’s impairment and ACL policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Net Investment Income
Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments have previously recognized an ACL and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings. Prior to January 1, 2020 the Company applied OTTI guidance to debt securities in an unrealized loss position and accreted the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. In accordance with accounting guidance adopted January 1, 2020 regarding expected credit losses, the losses are now recognized through an ACL and no longer as an adjustment to amortized cost. The Company’s non-income producing investments were not material for the years ended December 31, 2020 and 2019, (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company).
Derivative Instruments
Overview
The Company utilizes a variety of over-the-counter ("OTC") transactions cleared through central clearing houses ("OTC-cleared") and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:
•to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;
•to manage liquidity;
•to control transaction costs;
•to enter into synthetic replication transactions.
Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.
Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.
Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.
The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (2) a hedge of a net investment in a foreign operation (“net investment” hedge) or (3) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. For periods prior to 2019, hedge ineffectiveness was recorded immediately in current period earnings as net realized capital gains and losses. With the January 1, 2019 adoption of the updated FASB hedging guidance, ineffectiveness is recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains and losses remain in AOCI. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged on the Consolidated Statements of Cash Flows.
Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.
Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item.
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.
Embedded Derivatives
The Company purchases investments and has previously issued financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument on the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.
Credit Risk
Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.
Cash
Cash represents cash on hand and demand deposits with banks or other financial institutions.
Reinsurance
The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.
Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an ACL which is based on the expectation of lifetime credit loss.
The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.
Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company)
Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts. As a result of the Talcott Resolution Sale Transaction being recorded at fair value, DAC which does not represent future cash flows, was eliminated in pushdown accounting.
VOBA represents the estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts as of the date of the transaction. It is based on the actuarially estimated present value of future cash flows from the acquired insurance and investment contracts in-force as of the date of the transaction. The principal assumptions used in estimating the fair value calculation of VOBA include mortality, persistency, expenses, and interest rates, in addition to other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits ("EGPs") and it is reviewed for recoverability quarterly.
Prior to June 2018, for universal life-type contracts (including variable annuities), the DAC asset was amortized over the estimated life of the contracts acquired in proportion to the present value of EGPs. The Company also uses the present value EGPs to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.
For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Future gross profits are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and annuitization rates. Changes in these assumptions and changes to other assumptions such as expenses and hedging costs cause EGPs to fluctuate, which impacts earnings.
The Company determines EGPs using a set of stochastic reversion to mean ("RTM") separate account return projections which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s VOBA model is adjusted to reflect actual market returns at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.
In the fourth quarter of 2020, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder behavior assumptions if credible emerging data indicates that changes are warranted. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the VOBA models, as well as EGPs used in the death and other insurance benefit reserving models.
All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the VOBA (Successor Company), death and other insurance benefit reserve balances on the Consolidated Balance Sheets with an offsetting benefit or charge on the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of VOBA (Successor Company) by comparing the existing balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Policyholders or their beneficiaries may make modifications to existing contracts. If the new modification results in a substantially changed replacement contract, the existing VOBA is written off through income. If the modified contract is not substantially changed, the existing VOBA continues to be amortized and incremental costs are expensed in the period incurred.
Reserve for Future Policy Benefits
Reserve for Future Policy Benefits on Universal Life-type Contracts
Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB") and the life-contingent portion of guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value ("MAV"). For the Company's products with life-contingent GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits on the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses on the Company’s Consolidated Statements of Operations.
The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company) accounting policy section within this footnote.
The Company reinsures a portion of its in-force GMDB, GMWB, and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.
Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts
Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.
The Company uses reinsurance for a portion of its fixed and payout annuity businesses and its life insurance business.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Other Policyholder Funds and Benefits Payable
Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.
Separate Account Liabilities
The Company records the variable account value portion of variable annuities, variable life insurance products and individual, institutional, and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item on the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements
The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:
Level 1    Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.
Level 2    Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.
Level 3    Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.
The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$444	$—	$444	$—
Collateralized loan obligations ("CLOs")	1,428	—	1,169	259
Commercial mortgage-backed securities ("CMBS")	1,215	—	1,161	54
Corporate	8,552	—	8,224	328
Foreign government/government agencies	266	—	266	—
Municipal	875	—	875	—
Residential mortgage-backed securities ("RMBS")	769	—	615	154
U.S. Treasuries	1,326	117	1,209	—
Total fixed maturities	14,875	117	13,963	795
Equity securities, at fair value	65	11	22	32
Derivative assets
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	6	—	4	2
Macro hedge program	7	—	7	—
Total derivative assets [1]	12	—	10	2
Short-term investments	802	586	194	22
Reinsurance recoverable for GMWB	7	—	—	7
Separate account assets [2]	108,748	67,679	40,609	20
Total assets accounted for at fair value on a recurring basis	$124,509	$68,393	$54,798	$878
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$21	$—	$—	$21
Total other policyholder funds and benefits payable	21	—	—	21
Derivative liabilities
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	(19)	—	(19)	—
Macro hedge program	(460)	—	(19)	(441)
Total derivative liabilities [3]	(480)	—	(39)	(441)
Modified coinsurance reinsurance contracts	(93)	—	(93)	—
Total liabilities accounted for at fair value on a recurring basis	$(552)	$—	$(132)	$(420)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
ABS	$295	$—	$282	$13
CLOs	1,150	—	1,092	58
CMBS	1,391	—	1,354	37
Corporate	8,121	—	7,734	387
Foreign government/government agencies	409	—	409	—
Municipal	761	—	761	—
RMBS	868	—	621	247
U.S. Treasuries	993	—	993	—
Total fixed maturities	13,988	—	13,246	742
Equity securities, at fair value	45	11	1	33
Derivative assets
GMWB hedging instruments	23	—	—	23
Macro hedge program	49	—	—	49
Total derivative assets [1]	72	—	—	72
Other investments	6	—	6	—
Short-term investments	550	330	214	6
Reinsurance recoverable for GMWB	17	—	—	17
Separate account assets [2]	101,698	63,850	37,825	23
Total assets accounted for at fair value on a recurring basis	$116,376	$64,191	$51,292	$893

Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$5	$—	$—	$5
Total other policyholder funds and benefits payable	5	—	—	5
Derivative liabilities
Credit derivatives	(1)	—	(1)	—
Foreign exchange derivatives	(7)	—	(7)	—
Interest rate derivatives	(39)	—	(37)	(2)
GMWB hedging instruments	50	—	35	15
Macro hedge program	(163)	—	(1)	(162)
Total derivative liabilities [3]	(160)	—	(11)	(149)
Modified coinsurance reinsurance contracts	(43)	—	(43)	—
Total liabilities accounted for at fair value on a recurring basis	$(198)	$—	$(54)	$(144)
[1]Includes derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law. See footnote 3 to this table for derivative liabilities.
[2]Approximately $877 and $2.4 billion of investment sales receivables, as of December 31, 2020 and 2019 (Successor Company), respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $441 and $461 of investments, as of December 31, 2020 and 2019 (Successor Company), respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.
[3]Includes derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
Fixed Maturities, Equity Securities, Short-term Investments, and Free-standing Derivatives
Valuation Techniques
The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:
•Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.
•Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, such as municipal securities and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.
•Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s financial strength and term to maturity, using an independent public security index, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.
•Independent broker quotes, which are typically non-binding use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.
The fair value of free-standing derivative instruments is determined primarily using a discounted cash flow model or option model technique and incorporates counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.
Valuation Inputs
Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, certain short-term investments, and exchange traded futures and option contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for Securities and Freestanding Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CLOs, CMBS and RMBS)
• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS, CLOs, and RMBS:
• Estimate of future principal prepayments, derived from the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral	• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:
• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity
Corporates
• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature	• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature
U.S Treasuries, Municipals, and Foreign government/government agencies
• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements	• Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short-term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	• Independent broker quotes
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Equity derivatives
• Equity index levels • Swap yield curve	• Independent broker quotes • Equity volatility
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility • Swap curve beyond 30 years

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2020 (Successor Company)
Assets Accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs [3]	$259	Discounted cash flows	Spread	249bps	305bps	304bps	Decrease
CMBS [3]	49	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	255bps	1,582bps	570bps	Decrease
Corporate [4]	269	Discounted cash flows	Spread	116bps	1,210bps	304bps	Decrease
RMBS [3]	154	Discounted cash flows	Spread [6]	7bps	592bps	119bps	Decrease
			Constant prepayment rate [6]	—%	10%	5%	Decrease [5]
			Constant default rate [6]	2%	6%	3%	Decrease
			Loss severity [6]	—%	100%	81%	Decrease
As of December 31, 2019 (Successor Company)
Assets accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs [3]	$58	Discounted cash flows	Spread	113bps	246bps	243bps	Decrease
CMBS [3]	37	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,832bps	266bps	Decrease
Corporate [4]	309	Discounted cash flows	Spread	93bps	823bps	236bps	Decrease
RMBS [3]	247	Discounted cash flows	Spread [6]	5bps	233bps	82bps	Decrease
			Constant prepayment rate [6]	—%	13%	6%	Decrease [5]
			Constant default rate [6]	2%	5%	3%	Decrease
			Loss severity [6]	—%	100%	70%	Decrease
[1]The weighted average is determined based on the fair value of the securities.
[2]Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[3]Excludes securities for which the Company bases fair value on broker quotations.
[4]Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.
[5]Decrease for above market rate coupons and increase for below market rate coupons.
[6]Generally, a change in the assumption used for the constant default rate would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for constant prepayment rate and would have resulted in wider spreads.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The tables below exclude certain securities for which fair values are predominately based on independent broker quotes.

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives
As of December 31, 2020 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$2	Discounted cash flows	Swap curve beyond 30 years	1%	1%	1%	Decrease
Macro hedge program [3], [4]
Equity options	(471)	Option model	Equity volatility	—%	53%	31%	Increase
Customized swaps	21	Discounted cash flows	Equity volatility	16%	26%	19%	Increase
Interest rate swaption	9	Option model	Interest rate volatility	1%	1%	1%	Increase
As of December 31, 2019 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$(2)	Discounted cash flows	Swap curve beyond 30 years	2%	2%	2%	Decrease
GMWB hedging instruments
Customized swaps	35	Discounted cash flows	Equity volatility	11%	23%	17%	Increase
Interest rate swaption	3	Option model	Interest rate volatility	2%	2%	2%	Increase
Macro hedge program [3]
Equity options	(111)	Option model	Equity volatility	11%	35%	22%	Increase
Interest rate swaption	(3)	Option model	Interest rate volatility	2%	2%	2%	Increase
[1]The weighted average is determined based on the fair value of the securities.
[2]Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[3]Excludes derivatives for which the Company bases fair value on broker quotations.
[4]Includes activity previously reported as GMWB hedging instruments. For further discussion please refer to GMWB Derivatives, net in Footnote 4 - Derivative Instruments of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
GMWB Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives	The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.
Free-standing Customized Derivatives	The Company holds free-standing customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported on the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.
GMWB Reinsurance Derivative	The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables on the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.
Valuation Techniques
Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.
Valuation Inputs
The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.
Best Estimate Claim Payments
The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior.
Credit Standing Adjustment
The credit standing adjustment is an estimate of the adjustment to the fair value that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of estimates of peer company and reinsurer bond spreads and credit default spreads from capital markets, adjusted for market recoverability.
Margins
The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB Embedded, Customized and Reinsurance Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels	• Market implied equity volatility assumptions
• Credit standing adjustment assumptions

Assumptions about policyholder behavior, including:
• Withdrawal utilization
• Withdrawal rates
• Lapse rates
• Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded Customized and Reinsurance Derivatives
As of December 31, 2020 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal Utilization [2]	—%	100%	62%	Increase
Withdrawal Rates [3]	4%	8%	6%	Increase
Lapse Rates [4]	—%	55%	5%	Decrease [8]
Reset Elections [5]	—%	99%	8%	Decrease [8]
Equity Volatility [6]	16%	28%	21%	Increase
Credit standing adjustment [7]	0.18%	0.45%	0.34%	Decrease
As of December 31, 2019 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal Utilization [2]	19%	100%	69%	Increase
Withdrawal Rates [3]	—%	7%	6%	Increase
Lapse Rates [4]	—%	61%	6%	Decrease [8]
Reset Elections [5]	—%	100%	11%	Increase
Equity Volatility [6]	10%	25%	19%	Increase
Credit standing adjustment [7]	0.07%	0.26%	0.17%	Decrease
[1]Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[2]Range represents assumed percentages of policyholders taking withdrawals.
[3]Range represents assumed annual percentage of allowable amount withdrawn.
[4]Range represents assumed annual percentages of policyholders electing a full surrender.
[5]Range represents assumed annual percentages of eligible policyholders electing to reset their guaranteed benefit base.
[6]Range represents implied market volatilities for equity indices based on multiple pricing sources.
[7]Range represents Company credit spreads, adjusted for market recoverability.
[8]The impact may be an increase for some contracts, particularly those with out of the money guarantees.
Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 43% and 49% were subject to significant liquidation restrictions as of December 31, 2020 and 2019 (Successor Company), respectively. Total limited partnerships that do not allow any form of redemption were 0% as of December 31, 2020 and 2019 (Successor Company), respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS and commercial mortgage loans.
Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs
The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2020 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2020	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2020
Assets
Fixed maturities, AFS
ABS	$13	$—	$(1)	$40	$—	$—	$—	$(52)	$—
CLOs	58	—	2	237	(28)	—	—	(10)	259
CMBS	37	—	(3)	18	—	—	2	—	54
Corporate	387	2	12	51	(40)	(24)	357	(417)	328
RMBS	247	—	—	57	(64)	(28)	—	(58)	154
Total fixed maturities, AFS	742	2	10	403	(132)	(52)	359	(537)	795
Equity securities, at fair value	33	—	—	1	—	(2)	—	—	32
Freestanding derivatives
Interest rate	(2)	4	—	—	—	—	—	—	2
GMWB hedging instruments	38	(38)	—	—	—	—	—	—	—
Total freestanding derivatives [5]	36	(34)	—	—	—	—	—	—	2
Reinsurance recoverable for GMWB	17	(21)	—	—	11	—	—	—	7
Separate accounts	23	—	—	12	—	(7)	—	(8)	20
Short-term investments	6	—	—	22	(6)	—	—	—	22
Total assets	$857	$(53)	$10	$438	$(127)	$(61)	$359	$(545)	$878
(Liabilities)
Freestanding derivatives
Macro hedge program	(113)	(456)	—	339	(211)	—	—	—	(441)
Total freestanding derivatives [5]	(113)	(456)	—	339	(211)	—	—	—	(441)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	5	67	—	—	(51)	—	—	—	21
Total other policyholder funds and benefits payable	5	67	—	—	(51)	—	—	—	21
Total liabilities	$(108)	$(389)	$—	$339	$(262)	$—	$—	$—	$(420)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2019 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2019	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2019
Assets
Fixed maturities, AFS
ABS	$2	$—	$—	$13	$—	$—	$—	$(2)	$13
CLOs	77	—	—	155	(91)	(5)	—	(78)	58
CMBS	41	—	2	53	(1)	—	—	(58)	37
Corporate	327	(3)	16	41	(15)	(106)	138	(11)	387
RMBS	443	—	1	—	(75)	(105)	—	(17)	247
Total fixed maturities, AFS	890	(3)	19	262	(182)	(216)	138	(166)	742
Equity securities, at fair value	46	(4)	—	2	(1)	(10)	—	—	33
Freestanding derivatives
Equity	—	(1)	—	1	—	—	—	—	—
GMWB hedging instruments	45	(35)	—	—	28	—	—	—	38
Total freestanding derivatives [5]	45	(36)	—	1	28	—	—	—	38
Reinsurance recoverable for GMWB	40	(34)	—	—	11	—	—	—	17
Separate accounts	40	—	—	82	—	(14)	12	(97)	23
Short-term investments	—	—	—	6	—	—	—	—	6
Total assets	$1,061	$(77)	$19	$353	$(144)	$(240)	$150	$(263)	$859
(Liabilities)
Freestanding derivatives
Interest rate	$(27)	$(6)	$—	$—	$31	$—	$—	$—	$(2)
Macro hedge program	247	(359)	—	(1)	—	—	—	—	(113)
Total freestanding derivatives [5]	220	(365)	—	(1)	31	—	—	—	(115)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(80)	134	—	—	(49)	—	—	—	5
Total other policyholder funds and benefits payable	(80)	134	—	—	(49)	—	—	—	5
Total liabilities	$140	$(231)	$—	$(1)	$(18)	$—	$—	$—	$(110)
[1]The Company classifies realized and unrealized gains (losses) on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]Amounts in these columns are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.
[3]All amounts are before income taxes and amortization.
[4]Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs. Transfers into and out of Level 3 for the year ended December 31, 2020, were primarily related to private securities that were priced using internal matrix pricing in the prior period, but changed to broker pricing in the current period and inversely, private securities that were priced using broker pricing in the prior period, but changed to internal matrix pricing in the current period.
[5]Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported on the Consolidated Balance Sheets in other investments and other liabilities.
[6]Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) included in Net Income for Financial Instruments Classified as Level 3 Still Held at End of Period [1] [2]
	Successor Company
	For the Years Ended December 31,
	2020	2019
Assets
Fixed maturities, AFS
Corporate	$—	$(4)
Total fixed maturities, AFS	—	(4)
Equity securities, at fair value	—	(2)
Freestanding derivatives
Equity	—	(1)
Interest rate	6	(6)
GMWB hedging instruments [3]	(16)	(35)
Total freestanding derivatives	(10)	(42)
Reinsurance recoverable for GMWB	(21)	(34)
Total assets	$(31)	$(82)
(Liabilities)
Freestanding derivatives
Macro hedge program [3]	$(212)	$(359)
Total freestanding derivatives	(212)	(359)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	67	134
Total other policyholder funds and benefits payable	67	134
Total liabilities	$(145)	$(225)
[1]All amounts presented are reported in net realized capital gains (losses).The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.
[2]Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.
[3]The dynamic hedge program, which included GMWB hedging instruments, was closed in the first half of 2020. Any risks previously covered by the dynamic hedging program are now covered by the macro hedge program.

Changes in Unrealized Gains (Losses) included in OCI for Financial Instruments Classified as Level 3 Still Held at End of Period [1]
	Successor Company
	For the Years Ended December 31,
	2020	2019
Assets
Fixed maturities, AFS
CLOs	$1	$—
CMBS	(3)	1
Corporate	7	17
RMBS	(1)	1
Total fixed maturities, AFS	4	19
Total assets	$4	$19
[1]    Changes in unrealized gains (losses) on fixed maturities, AFS are reported in changes in net unrealized gain on securities on the Consolidated Statements of Comprehensive Income (Loss).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Financial Assets and Liabilities Not Carried at Fair Value (Successor Company)
	Fair Value Hierarchy Level	Carrying Amount [1]	Fair Value	Carrying Amount	Fair Value
		December 31, 2020		December 31, 2019
Assets
Policy loans	Level 3	$1,452	$1,452	$1,467	$1,467
Mortgage loans	Level 3	$2,092	$2,248	$2,241	$2,331
Liabilities
Other policyholder funds and benefits payable [2]	Level 3	$5,282	$5,261	$6,049	$5,912
Assumed investment contracts [3]	Level 3	$—	$—	$1	$1
[1]    As of December 31, 2020, carrying amount of mortgage loans is net of ACL of $17.
[2]    Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.
[3]    Included in other liabilities on the Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments

Net Investment Income
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(Before tax)	2020	2019
Fixed maturities [1]	$518	$586	$343	$395
Equity securities	7	6	9	4
Mortgage loans	92	92	49	54
Policy loans	82	84	48	32
Limited partnerships and other alternative investments	130	161	67	41
Other investments [2]	13	19	11	13
Investment expenses	(26)	(24)	(18)	(19)
Total net investment income	$816	$924	$509	$520
[1]    Includes net investment income on short-term investments.
[2]    Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities along with income on assets from the Corporate Owned Life Insurance ("COLI") block of business.

Net Realized Capital Gains (Losses)
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(Before tax)	2020	2019
Gross gains on sales	$166	$67	$12	$49
Gross losses on sales	(32)	(18)	(38)	(112)
Equity securities [1]	1	2	(21)	2
Net credit losses on fixed maturities, AFS [2]	(1)
Change in ACL on mortgage loans [3]	(8)
Intent-to-sell impairments	(6)	—	(1)	—
Net OTTI losses recognized in earnings		(4)	(6)	—
Valuation allowances on mortgage loans		—	(5)	—
Results of variable annuity hedge program:
GMWB derivatives, net	82	53	12	12
Macro hedge program	(414)	(418)	153	(36)
Total results of variable annuity hedge program	(332)	(365)	165	(24)
Transactional foreign currency revaluation	3	(4)	9	(6)
Non-qualifying foreign currency derivatives	(7)	(4)	(10)	7
Other, net [4]	142	51	37	(23)
Net realized capital gains (losses)	$(74)	$(275)	$142	$(107)
[1]     The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2020 (Successor Company), were $4 for the year ended December 31, 2020 (Successor Company).The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2019 (Successor Company), were $(2) for the year ended December 31, 2019 (Successor Company).The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities were $(14) for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $(3) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).
[2]    Due to the adoption of accounting guidance for credit losses on January 1, 2020, realized capital losses previously reported as OTTI are now presented as credit losses which are net of any recoveries. For further information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

[3]    Represents the change in ACL recorded during the period following the adoption of accounting guidance for credit losses on January 1, 2020. For further information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
[4] Includes gains (losses) on non-qualifying derivatives, excluding foreign currency derivatives, of $149 for the year ended December 31, 2020 (Successor Company), $54 for the year ended December 31, 2019 (Successor Company), $35 for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $(10) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).

Sales of AFS Securities
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Fixed maturities, AFS
Sale proceeds	$1,789	$2,541	$2,523	$3,523
Gross gains	165	67	12	45
Gross losses	(31)	(16)	(37)	(47)
Sales of AFS securities in 2020 were primarily a result of tactical changes to the portfolio as a result of changing market conditions and to a lesser extent duration and liquidity management.
Accrued Interest Receivable on Fixed Maturities, AFS and Mortgage Loans
As of December 31, 2020 and 2019 (Successor Company), the Company reported accrued interest receivable related to fixed maturities, AFS of $114 and $122, respectively, and accrued interest receivable related to mortgage loans of $7 and $8, respectively. These amounts are recorded in other assets on the Consolidated Balance Sheets and are not included in the amortized cost or fair value of the fixed maturities or mortgage loans. The Company does not include the current accrued interest receivable balance when estimating the ACL. The Company has a policy to write-off accrued interest receivable balances that are more than 90 days past due. Write-offs of accrued interest receivable are recorded as a credit loss component of realized capital gains and losses.
Interest income on fixed maturities and mortgage loans is accrued unless it is past due over 90 days or management deems the interest uncollectible.
Recognition and Presentation of Intent-to-Sell Impairments and ACL on Fixed Maturities, AFS
The Company will record an "intent-to-sell impairment" as a reduction to the amortized cost of fixed maturities, AFS in an unrealized loss position if the Company intends to sell or it is more likely than not that the Company will be required to sell the fixed maturity before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value on the impairment date and the amortized cost basis of the fixed maturity before recognizing the impairment.
When fixed maturities are in an unrealized loss position and the Company does not record an intent-to-sell impairment, the Company will record an ACL, through net realized capital gains and losses, for the portion of the unrealized loss due to a credit loss. Any remaining unrealized loss on a fixed maturity after recording an ACL is the non-credit amount and is recorded in OCI. The ACL is the excess of the amortized cost over the greater of the Company's best estimate of the present value of expected future cash flows or the security's fair value. Cash flows are discounted at the effective yield that is used to record interest income. The ACL cannot exceed the unrealized loss and, therefore, it may fluctuate with changes in the fair value of the fixed maturity if the fair value is greater than the Company's best estimate of the present value of expected future cash flows. The initial ACL and any subsequent changes are recorded in net realized capital gains and losses. The ACL is written off against the amortized cost in the period in which all or a portion of the related fixed maturity investment is determined to be uncollectible.
Prior to January 1, 2020, the Company recorded an OTTI for those fixed maturities for which the Company did not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value was separated into the portion representing a credit OTTI, which was recorded in net realized capital losses, and the remaining non-credit amount, which was recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value.The Company’s best estimate of discounted

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

expected future cash flows became the new cost basis and accreted prospectively into net investment income over the estimated remaining life of the security. Amounts previously recognized in accumulated other comprehensive income as of the ASU 2016-13 guidance adoption date that relate to improvements in cash flows expected to be collected will continue to be accreted into income over the asset's remaining life.
Developing the Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company's considerations include, but are not limited to (a) changes in the financial condition of the issuer and/or the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.
For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, instrument-specific developments including changes in credit ratings, industry earnings multiples and the issuer’s ability to restructure, access capital markets, and execute asset sales.
For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios ("LTVs"), average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

ACL on Fixed Maturities, AFS by Type for the Year Ended December 31, 2020 (Successor Company)
(Before tax)	Corporate	Total
Balance, beginning of year	$—	$—
Credit losses on fixed maturities where an allowance was not previously recorded	1	1
Balance as of end of period	$1	$1

Cumulative Credit Impairments on Fixed Maturities, AFS
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(Before tax)
Balance as of beginning of period	$(6)	$—	$(88)
Additions for credit impairments recognized on [1]:
Fixed maturities not previously impaired	(4)	(6)	—
Reductions for credit impairments previously recognized on:
Fixed maturities that matured or were sold during the period	6	—	17
Fixed maturities due to an increase in expected cash flows	—	—	1
Balance as of end of period	$(4)	$(6)	$(70)
[1]These additions are included in net realized capital gains (losses) on the Consolidated Statements of Operations.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Fixed Maturities, AFS

Fixed Maturities, AFS by Type
	Successor Company
	December 31, 2020					December 31, 2019
	Amortized Cost [1]	ACL [2]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost [1]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [3]
ABS	$436	$—	$8	$—	$444	$291	$4	$—	$295	$—
CLOs	1,425	—	7	(4)	1,428	1,150	6	(6)	1,150	—
CMBS	1,152	—	77	(11)	1,215	1,331	65	(3)	1,391	—
Corporate	7,240	(1)	1,296	(12)	8,552	7,403	696	(7)	8,121	—
Foreign govt./govt. agencies	236	—	32	—	266	382	30	(1)	409	—
Municipal	761	—	115	(1)	875	705	56	—	761	—
RMBS	745	—	26	(2)	769	853	16	(1)	868	—
U.S. Treasuries	1,142	—	192	(8)	1,326	905	88	—	993	—
Total fixed maturities, AFS	$13,137	$(1)	$1,753	$(38)	$14,875	$13,020	$961	$(18)	$13,988	$—
[1]The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.
[2]Represents the ACL recorded following the adoption of accounting guidance for credit losses on January 1, 2020. For further information refer to Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
[3]Represents the amount of cumulative non-credit impairment losses recognized in OCI on fixed maturities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2019 (Successor Company).

Fixed maturities, AFS, by Contractual Maturity Year
	Successor Company
	December 31, 2020		December 31, 2019
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$238	$241	$295	$300
Over one year through five years	1,376	1,462	1,260	1,297
Over five years through ten years	1,808	2,052	1,824	1,951
Over ten years	5,957	7,264	6,016	6,736
Subtotal	9,379	11,019	9,395	10,284
Mortgage-backed and asset-backed securities	3,758	3,856	3,625	3,704
Total fixed maturities, AFS	$13,137	$14,875	$13,020	$13,988
Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.
The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government agencies as of December 31, 2020 or 2019 (Successor Company). As of December 31, 2020 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the IBM Corporation, Walt Disney Company, and Wells Fargo & Company, which each comprised less than 1% of total invested assets. As of December 31, 2019 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

largest exposures by issuer were the IBM Corporation, Walt Disney Company, and the Microsoft Corporation, which each comprised less than 1% of total invested assets.
The Company’s three largest exposures by sector as of December 31, 2020 (Successor Company), were financial services, utilities, and the CLO sector which comprised approximately 8%, 8%, and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2019 (Successor Company) were utilities, CMBS, and financial services which comprised approximately 7%, 7%, and 7%, respectively, of total invested assets.
Unrealized Losses on Fixed Maturities, AFS

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2020
Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$—	$—	$16	$—	$16	$—
CLOs	346	(1)	411	(3)	757	(4)
CMBS	214	(11)	2	—	216	(11)
Corporate	110	(9)	63	(3)	173	(12)
Foreign govt./govt. agencies	1	—	—	—	1	—
Municipal	28	(1)	—	—	28	(1)
RMBS	223	(1)	39	(1)	262	(2)
U.S. Treasuries	236	(8)	—	—	236	(8)
Total fixed maturities, AFS in an unrealized loss position	$1,158	$(31)	$531	$(7)	$1,689	$(38)

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2019
Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$51	$—	$14	$—	$65	$—
CLOs	188	(1)	642	(5)	830	(6)
CMBS	93	(2)	9	(1)	102	(3)
Corporate	144	(3)	176	(4)	320	(7)
Foreign govt./govt. agencies	5	—	30	(1)	35	(1)
Municipal	51	—	—	—	51	—
RMBS	80	—	87	(1)	167	(1)
U.S. Treasuries	13	—	—	—	13	—
Total fixed maturities, AFS in an unrealized loss position	$625	$(6)	$958	$(12)	$1,583	$(18)
As of December 31, 2020 (Successor Company), fixed maturities, AFS in an unrealized loss position consisted of 377 instruments, primarily in the corporate sectors, most notably energy issuers and issuers in the transportation services sector, and CMBS which were depressed largely due to widening of credit spreads since the purchase date. As of December 31, 2020 (Successor Company), 99% of these fixed maturities were depressed less than 20% of cost or amortized cost. The increase in unrealized losses during 2020 was primarily attributable to wider credit spreads within higher yielding corporates and CMBS and higher interest rates on U.S. Treasuries purchased earlier in the year.
Most of the fixed maturities depressed for twelve months or more relate to CLOs and corporates. CLO securities and corporate fixed maturities were primarily depressed because current market spreads are wider than at the respective purchase dates. The Company neither has an intention to sell nor does it expect to be required to sell the fixed maturities outlined in the preceding discussion. The decision to record credit losses on fixed maturities, AFS in the form of an ACL

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

requires us to make qualitative and quantitative estimates of expected future cash flows. Actual cash flows could deviate significantly from our expectations resulting in realized losses in future periods.
Mortgage Loans
ACL on Mortgage Loans
The Company reviews mortgage loans on a quarterly basis to estimate the ACL, with changes in the ACL recorded in net realized capital gains and losses. Apart from an ACL recorded on individual mortgage loans where the borrower is experiencing financial difficulties, the Company records an ACL on the pool of mortgage loans based on lifetime expected credit losses. The Company utilizes a third-party forecasting model to estimate lifetime expected credit losses at a loan level under multiple economic scenarios. The scenarios use macroeconomic data provided by an internationally recognized economics firm that generates forecasts of varying economic factors such as GDP growth, unemployment and interest rates. The economic scenarios are projected over 10 years. The first two to four years of the 10-year period assume a specific modeled economic scenario (including moderate upside, moderate recession and severe recession scenarios) and then revert to historical long-term assumptions over the remaining period. Using these economic scenarios, the forecasting model projects property-specific operating income and capitalization rates used to estimate the value of a future operating income stream. The operating income and the property valuations derived from capitalization rates are compared to loan payment and principal amounts to create debt-service coverage ratios ("DSCRs") and LTVs over the forecast period. The model overlays historical data about mortgage loan performance based on DSCRs and LTVs and projects the probability of default, amount of loss given a default and resulting expected loss through maturity for each loan under each economic scenario. Economic scenarios are probability-weighted based on a statistical analysis of the forecasted economic factors and qualitative analysis. The Company records the change in the ACL on mortgage loans based on the weighted-average expected credit losses across the selected economic scenarios.
In response to significant economic stress experienced as a result of the COVID-19 pandemic during 2020 the Company increased the weight of both a moderate and severe recession in our estimate of the ACL. The Company continues to monitor economic uncertainty including rising COVID-19 infections leading to short-term lockdowns and the corresponding impact that this might have on the mortgage loan portfolio.
The ultimate impact to the Company’s financial statements could vary significantly from our estimates depending on, among other things, the duration and severity of the pandemic, the duration and severity of the economic downturn and the degree to which federal, state and local government actions to mitigate the economic impact of COVID-19 are effective. The impact on our commercial mortgage loan portfolio will also be impacted by borrower behavior in response to the economic stress. Borrowers with lower LTVs have an incentive to continue to make payments of principal and/or interest in order to preserve the equity they have in the underlying commercial real estate properties. As property values decline, borrowers have less incentive to continue to make payments.
When a borrower is experiencing financial difficulty, including when foreclosure is probable, the Company measures an ACL on individual mortgage loans.The ACL is established for any shortfall between the amortized cost of the loan and the fair value of the collateral less costs to sell. Estimates of collectibility from an individual borrower require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of underlying collateral such as changes in projected property value estimates. As of December 31, 2020 (Successor Company), the Company did not have any mortgage loans for which an ACL was established on an individual basis.
There were no mortgage loans held-for-sale as of December 31, 2020 or 2019 (Successor Company). As of December 31, 2020 (Successor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.
Prior to January 1, 2020, the accounting model was based on an incurred loss approach. Mortgage loans were considered to be impaired when management estimated that, based upon current information and events, it was probable that the Company would be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that were deemed impaired, a valuation allowance was established for the difference between the carrying amount and estimated value. Changes in valuation allowances were recorded in net realized capital gains and losses.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

ACL on Mortgage Loans
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Balance as of January 1,	$—	$5	$—	$—
Cumulative effect of accounting changes [1]	9
Adjusted beginning ACL [2]	9	5	—	—
Current period provision (release)	8	(5)	5	—
Balance as of December 31,	$17	$—	$5	$—
[1] Represents the establishment of ACL recorded on adoption of accounting guidance for credit losses on January 1, 2020. For further                 information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies.
[2] Prior to adoption of accounting guidance for credit losses on January 1, 2020, amounts were presented as a valuation allowance on mortgage loans.
The increase in the allowance for the year-ended December 31, 2020 (Successor Company) is the result of the COVID-19 pandemic and its impacts on the economic forecasts, as discussed above, as well as lower estimated property values and operating income as compared to the prior year.
The weighted-average LTV ratio of the Company’s mortgage loan portfolio was 54% as of December 31, 2020 (Successor Company), while the weighted-average LTV ratio at origination of these loans was 62%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan with property values based on appraisals updated no less than annually. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments and are updated no less than annually through reviews of underlying properties.

Mortgage Loans LTV & DSCR by Origination Year as of December 31, 2020 (Successor Company)
	2020		2019		2018		2017		2016		2015 & Prior		Total
Loan-to-Value	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost [1]	Avg. DSCR
65% - 80%	6	1.24x	78	1.56x	175	1.75x	94	1.98x	1	2.95x	54	1.12x	408	1.68x
Less than 65%	164	2.26x	207	2.95x	178	2.24x	248	2.35x	176	2.90x	728	2.29x	1,701	2.44x
Total mortgage loans	$170	2.23x	$285	2.56x	$353	1.99x	$342	2.25x	$177	2.90x	$782	2.21x	$2,109	2.29x
[1] Amortized cost of mortgage loans excludes ACL of $17.

Mortgage Loans LTV & DSCR as of December 31, 2019 (Successor Company)
Loan-to-Value	Amortized Cost	Avg. DSCR
65% - 80%	$269	1.74x
Less than 65%	1,972	2.44x
Total mortgage loans	$2,241	2.36x

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Mortgage Loans by Region
	Successor Company
	December 31, 2020		December 31, 2019
	Amortized Cost [1]	Percent of Total	Amortized Cost	Percent of Total
East North Central	$80	3.8%	$67	3.0%
East South Central	19	0.9%	19	0.9%
Middle Atlantic	154	7.3%	204	9.1%
Mountain	78	3.7%	75	3.3%
New England	83	3.9%	85	3.8%
Pacific	562	26.7%	646	28.8%
South Atlantic	569	27.0%	510	22.8%
West South Central	213	10.1%	209	9.3%
Other [2]	351	16.6%	426	19.0%
Total mortgage loans	$2,109	100%	$2,241	100%
[1]Amortized cost of mortgage loans excludes ACL of $17.
[2]Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	Successor Company
	December 31, 2020		December 31, 2019
	Amortized Cost [1]	Percent of Total	Amortized Cost	Percent of Total
Commercial
Industrial	$602	28.6%	$603	26.9%
Lodging	22	1.0%	24	1.1%
Multifamily	536	25.4%	576	25.7%
Office	481	22.8%	471	21.0%
Retail	418	19.8%	398	17.8%
Single Family	50	2.4%	120	5.3%
Other	—	—%	49	2.2%
Total mortgage loans	$2,109	100%	$2,241	100%
[1]Amortized cost of mortgage loans excludes ACL of $17.
Past-Due Mortgage Loans
Mortgage loans are considered past due if a payment of principal or interest is not received according to the contractual terms of the loan agreement, which typically includes a grace period. As of December 31, 2020 and 2019 (Successor Company), the Company held no mortgage loans considered past due.
Purchased Financial Assets with Credit Deterioration
Purchased financial assets with credit deterioration ("PCD") are purchased financial assets with a “more-than-insignificant” amount of credit deterioration since origination. PCD assets are assessed only at initial acquisition date and for any investments identified, the Company records an allowance at acquisition with a corresponding increase to the amortized cost basis. As of December 31, 2020 (Successor Company), the Company held no PCD fixed maturities, AFS or mortgage loans.
Variable Interest Entities
The Company is engaged with various special purpose entities and other entities that are deemed to be variable interest entities ("VIEs") primarily as an investor through normal investment activities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE on the Company’s Consolidated Financial Statements. As of December 31, 2020 and 2019 (Successor Company), the Company did not hold any VIEs for which it was the primary beneficiary.
Non-Consolidated VIEs
The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2020 and 2019 (Successor Company) is limited to the total carrying value of $975 and $914, respectively, which are included in limited partnerships and other alternative investments on the Company's Consolidated Balance Sheets. As of December 31, 2020 and 2019 (Successor Company), the Company had outstanding commitments totaling $461 and $474, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.
In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CLOs, CMBS and RMBS in the Available-for-Sale Securities table on the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through repurchase agreements.
Repurchase Agreements
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. The maturity of these transactions is generally of ninety days or less. Repurchase agreements include master netting provisions that provide both parties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company's current positions do not meet the specific conditions for net presentation.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred under specified conditions and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's Consolidated Balance Sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The maturity of these transactions is generally within one year. The agreements require additional collateral to be transferred to the Company under specified conditions and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing. The receivable for reverse repurchase agreements is included within short-term investments in the Company's Consolidated Balance Sheets.

Repurchase Agreements
	Successor Company
	December 31, 2020	December 31, 2019
	Fair Value	Fair Value
Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$262	$269
Gross amount of collateral pledged related to repurchase agreements [1]	$267	$273
Gross amount of recognized receivables for reverse repurchase agreements [2]	$28	$10
[1]Collateral pledged is included within fixed maturities, AFS and short-term investments on the Company's Consolidated Balance Sheets.
[2]Collateral received is included within short-term investments on the Company's Consolidated Balance Sheets.
Other Collateral Transactions
The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2020 and 2019 (Successor Company), the fair value of securities on deposit was $28 and $24, respectively.
For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements.
Equity Method Investments
The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company recognized total equity method income of $130 and $161 for the years ended December 31, 2020 and 2019 (Successor Company), respectively, $67 for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $41 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). Equity method income is reported in net investment income. The Company’s maximum exposure to loss as of December 31, 2020 (Successor Company) is limited to the total carrying value of $999. In addition, the Company has outstanding commitments totaling approximately $463, to fund limited partnership and other alternative investments as of December 31, 2020 (Successor Company).
The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2020, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $130.7 billion and $140.4 billion as of December 31, 2020 and 2019 (Successor Company), respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $24.3 billion and $25.5 billion as of December 31, 2020 and 2019 (Successor Company), respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.0 billion, $405 and $653 for the years ended December 31, 2020, 2019 and 2018 (Successor Company), respectively. Aggregate net income excluding net investment income of the limited partnerships in which the Company invested totaled $5.9 billion, $10.2 billion, and $8.9 billion for the years ended December 31, 2020, 2019 and 2018 (Successor Company), respectively. As of, and for the year ended, December 31, 2020 (Successor Company), the aggregated summarized financial data reflects the latest available financial information.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives

Derivative Instruments
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.
Strategies that Qualify for Hedge Accounting
Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. As a result of pushdown accounting, derivative instruments that previously qualified for hedge accounting were de-designated and recorded at fair value through adjustments to additional paid in capital at the acquisition date. The hedge strategies by hedge accounting designation include:
Cash Flow Hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Non-qualifying Strategies
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.
The non-qualifying strategies include:
Interest Rate Swaps, Swaptions and Futures
The Company uses interest rate swaps, swaptions and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2020 and 2019 (Successor Company), the notional amount of interest rate swaps in offsetting relationships was $1.3 billion for both years.
Foreign Currency Swaps and Forwards
The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash.
Fixed Payout Annuity Hedge
The Company previously had obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company had in place swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments. The last swap matured on October 31, 2019.
Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty or the Company should the referenced security issuers experience a credit event, as defined in the contract. In addition, the

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity Index Swaps and Options
The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio.
Macro Hedge Program
The Company utilizes equity swaps, options and futures as well as interest rate swaps to provide protection against the statutory tail scenario risk to the Company's statutory surplus arising from higher GMWB and guaranteed minimum death benefits ("GMDB") claims as well as lower variable annuity fee revenue.
GMWB Derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.
During 2020, the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program. The Company previously utilized derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedged changes in interest rates, equity market levels, and equity volatility. These derivatives included customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retained the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.

GMWB Hedging Instruments
	Successor Company
	Notional Amount		Fair Value
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Customized swaps		$3,938		$34
Equity swaps, options, and futures		855		(2)
Interest rate swaps and futures		2,189		41
Total		$6,982		$73
Modified Coinsurance Reinsurance Contracts
As of December 31, 2020 and 2019 (Successor Company), the Company had approximately $843 and $819, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.
Derivative Balance Sheet Classification
For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option.

Successor Company
	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2020	Dec 31, 2019	Dec 31, 2020	Dec 31, 2019	Dec 31, 2020	Dec 31, 2019	Dec 31, 2020	Dec 31, 2019
Cash flow hedges
Foreign currency swaps	$25	$10	$(2)	$—	$—	$—	$(2)	$—
Total cash flow hedges	25	10	(2)	—	—	—	(2)	—
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,419	3,082	(13)	(39)	28	11	(41)	(50)
Foreign exchange contracts
Foreign currency swaps and forwards	222	225	—	(7)	8	9	(8)	(16)
Credit contracts
Credit derivatives that purchase credit protection	40	40	—	(1)	—	—	—	(1)
Equity contracts
Equity index swaps and options	2,000	2,000	—	—	—	—	—	—
Variable annuity hedge program
GMWB product derivatives [1]	7,803	8,717	21	5	33	23	(12)	(18)
GMWB reinsurance contracts	1,688	1,869	7	17	7	17	—	—
GMWB hedging instruments	—	6,982	—	73	—	89	—	(16)
Macro hedge program	24,188	19,879	(453)	(114)	268	98	(721)	(212)
Other
Modified coinsurance reinsurance contracts	843	819	(93)	(43)	—	—	(93)	(43)
Total non-qualifying strategies	40,203	43,613	(531)	(109)	344	247	(875)	(356)
Total cash flow hedges and non-qualifying strategies	$40,228	$43,623	$(533)	$(109)	$344	$247	$(877)	$(356)
Balance Sheet Location
Fixed maturities, available-for-sale	$49	$43	$—	$—	$—	$—	$—	$—
Other investments	5,791	5,779	12	72	13	83	(1)	(11)
Other liabilities	24,054	26,396	(480)	(160)	291	124	(771)	(284)
Reinsurance recoverables	2,531	2,688	(86)	(26)	7	17	(93)	(43)
Other policyholder funds and benefits payable	7,803	8,717	21	5	33	23	(12)	(18)
Total derivatives	$40,228	$43,623	$(533)	$(109)	$344	$247	$(877)	$(356)
[1] These derivatives are embedded within liabilities and are not held for risk management purposes.
Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset on the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Offsetting Derivative Assets and Liabilities (Successor Company)
	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2020
Other investments	$304	$295	$12	$(3)	$—	$9
Other liabilities	(772)	(279)	(480)	(13)	(488)	(5)
As of December 31, 2019
Other investments	$207	$187	$72	$(52)	$8	$12
Other liabilities	(295)	(91)	(160)	(44)	(204)	—
[1]Included in other invested assets on the Company's Consolidated Balance Sheets.
[2]Included in other liabilities on the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.
[3]Included in other investments on the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.
[4]Excludes collateral associated with exchange-traded derivative instruments.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Interest rate swaps	$—	$—	$—	$(17)
Foreign currency swaps	(2)	—	—	—
Total	$(2)	$—	$—	$(17)

Derivatives in Cash Flow Hedging Relationships (Successor Company)
Gain or (Loss) Reclassified from AOCI into Income
	For the Years Ended December 31,				June 1, 2018 to December 31, 2018
	2020		2019
	Net Capital Gain (Loss)	Net Investment Income	Net Capital Gain (Loss)	Net Investment Income	Net Capital Gain (Loss)	Net Investment Income
Interest rate swaps	—	—	—	—	—	—
Foreign currency swaps	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—
Total Amounts Presented on the Consolidated Statements of Operations	$(74)	$816	$(275)	$924	$142	$509

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivatives in Cash Flow Hedging Relationships (Predecessor Company)
	Gain or (Loss) Reclassified from AOCI into Income
	January 1, 2018 to May 31, 2018
	Net Capital Gain/(Loss)	Net Investment Income
Interest rate swaps	$—	$8
Foreign currency swaps	(2)	—
Total	(2)	8
Total Amounts Presented on the Consolidated Statements of Operations	$(107)	$520
As of December 31, 2020, the before tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months is less than $1. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.
For all periods presented, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Variable annuity hedge program
GMWB product derivatives	$67	$134	$(25)	$82
GMWB reinsurance contracts	(27)	(13)	1	(25)
GMWB hedging instruments	42	(68)	36	(45)
Macro hedge program	(414)	(418)	153	(36)
Total variable annuity hedge program	(332)	(365)	165	(24)
Foreign exchange contracts
Foreign currency swaps and forwards	(4)	—	2	(3)
Fixed payout annuity hedge	—	(4)	(15)	10
Total foreign exchange contracts	(4)	(4)	(13)	7
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	180	103	23	(40)
Credit contracts
Credit derivatives that purchase credit protection	19	—	—	1
Credit derivatives that assume credit risk	—	7	(1)	(3)
Equity contracts
Equity index swaps and options	—	(1)	—	—
Other
Modified coinsurance reinsurance contracts	(50)	(55)	13	32
Total other non-qualifying derivatives	149	54	35	(10)
Total [1]	$(187)	$(315)	$187	$(27)
[1]    Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option.
Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings. As of December 31, 2020 and 2019 (Successor Company), the Company did not hold any credit derivatives that assume credit risk.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2020 and 2019 (Successor Company), the Company pledged cash collateral with a fair value of $48 and $10, respectively, associated with derivative instruments. The collateral receivable has been recorded in other assets or other liabilities on the Company's Consolidated Balance Sheets, as determined by the Company's election to offset on the balance sheet. As of December 31, 2020 and 2019 (Successor Company), the Company also pledged securities collateral associated with derivative instruments with a fair value of $526 and $214, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties generally have the right to sell or re-pledge these securities. In addition, as of December 31, 2020 and 2019 (Successor Company), the Company has pledged initial margin of securities related to OTC-cleared and exchange traded derivatives with a fair value of $215 and $165, respectively.
As of December 31, 2020 and 2019 (Successor Company), the Company accepted cash collateral associated with derivative instruments of $65 and $188, respectively, which was invested and recorded on the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2020 and 2019 (Successor Company) with a fair value of $0 and $9, respectively, all of which the Company has the right to sell or repledge. As of December 31, 2020 (Successor Company), the Company has not repledged securities and did not sell any securities. The non-cash collateral accepted was held in separate custodial accounts and was not included on the Company's Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance
The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.
Reinsurance Recoverables
Reinsurance recoverables include balances due from reinsurance companies and are presented net of allowances for uncollectible reinsurance in 2019 and net of ACL in 2020, upon adoption of ASU 2016-13. For further information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. The ACL represents an estimate of expected credit losses over the lifetime of the contracts that reflect management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ inability to pay. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

Reinsurance Recoverables, net (Successor Company)
	As of December 31,
	2020	2019
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$18,807	$19,534
Commonwealth	7,579	8,147
Other reinsurers	1,076	1,143
Gross reinsurance recoverables	27,462	28,824
Less: ACL	7
Reinsurance recoverables, net [1]	$27,455	$28,824
[1] As of December 31, 2019 (Successor Company), no allowance for uncollectible reinsurance was required.
As of December 31, 2020 (Successor Company), the Company had reinsurance recoverables from Commonwealth, Massachusetts Mutual Life Insurance Company ("MassMutual") and Prudential Financial, Inc. ("Prudential") of approximately $7.6 billion, $7.0 billion and $11.8 billion, respectively. As of December 31, 2019 (Successor Company), the Company had reinsurance recoverables from Commonwealth, MassMutual and Prudential of $8.1 billion, $8.0 billion and $11.5 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust.
As of December 31, 2020 (Successor Company), the ACL increased to $7 from $5 at January 1, 2020, upon adoption of ASU 2016-13. The Company closely monitors the financial condition, ratings and current market information of all its counterparty reinsurers and records an ACL considering the credit quality of the reinsurer, the invested assets in trust, and the period over which the recoverable balances are expected to be collected. Counterparty risk is assessed on a pooled basis in cases of shared risk characteristics, and separately for individual reinsurers when it is more relevant. The Company evaluates historical events, current conditions, and reasonable and supportable forecasts in developing its ACL estimate. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. The ACL is estimated using a probability of default and loss given default model applied to the amount of reinsurance recoverables, net of collateral, exposed to loss. The probability of default factor is assigned based on each reinsurer's credit rating. The Company reassesses and updates credit ratings on a quarterly basis. The probability of default factors encompass historical industry defaults for liabilities with similar durations to the reinsured liabilities as estimated through multiple economic cycles. The loss given default factors are based on a study of historical recovery rates for general creditors of corporations through multiple economic cycles.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance (continued)

Insurance Revenues
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Gross earned premiums, fee income and other	$2,221	$2,375	$1,439	$1,059
Reinsurance assumed	125	115	66	48
Reinsurance ceded	(1,570)	(1,627)	(972)	(684)
Net earned premiums, fee income and other	$776	$863	$533	$423
The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1.5 billion and $1.4 billion for the years ended December 31, 2020 and 2019 (Successor Company), respectively, $731 for the period of June 1, 2018 to December 31, 2018 (Successor Company) and $546 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
6. Deferred Policy Acquisition Costs and Value of Business Acquired

Changes in the DAC Balance [1]
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Balance, beginning of period	$—	$—	$—	$405
Deferred costs	—	—	—	1
Amortization — DAC	—	—	—	(13)
Amortization — Unlock benefit (charge), pre-tax	—	—	—	(3)
Adjustments to unrealized gains and losses on securities AFS and other	—	—	—	31
Balance, end of period	$—	$—	$—	$421
[1]    Effective with the application of pushdown accounting on May 31, 2018, the Company eliminated its DAC balance through a pushdown accounting adjustment. Please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

Changes in the VOBA Balance [1]
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Balance, beginning of period	$696	$716	$805	$—
Amortization — VOBA [2]	14	25	(80)	—
Amortization — Unlock benefit (charge), pre-tax	(64)	—	(19)	—
Adjustments to unrealized gains and losses on securities AFS and other	(60)	(45)	10	—
Balance, end of period	$586	$696	$716	$—
[1]    Effective with the application of pushdown accounting on May 31, 2018, the Company established its VOBA balance through a pushdown accounting adjustment. For further discussion of pushdown accounting, please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
[2] Negative gross profits due to hedge losses resulted in a write-up of VOBA.

Expected Amortization of VOBA
Successor Company
Years	Expected Amortization
2021	$(10)
2022	$18
2023	$22
2024	$25
2025	$31

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
Successor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2020	$450	$3,691	$14,324	$18,465
Incurred [3]	101	526	467	1,094
Paid	(91)	(22)	(821)	(934)
Liability balance as of December 31, 2020	$460	$4,195	$13,970	$18,625
Reinsurance recoverable asset as of January 1, 2020	$269	$3,691	$4,843	$8,803
Incurred [3]	57	526	122	705
Paid	(72)	(22)	(275)	(369)
Reinsurance recoverable asset as of December 31, 2020	$254	$4,195	$4,690	$9,139

Successor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2019	$462	$3,276	$14,585	$18,323
Incurred [3]	78	419	566	1,063
Paid	(90)	(4)	(827)	(921)
Liability balance as of December 31, 2019	$450	$3,691	$14,324	$18,465
Reinsurance recoverable asset as of January 1, 2019	$284	$3,276	$4,972	$8,532
Incurred [3]	57	419	163	639
Paid	(72)	(4)	(292)	(368)
Reinsurance recoverable asset as of December 31, 2019	$269	$3,691	$4,843	$8,803
[1]    These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.
[2]    Represents life-contingent reserves for which the company is subject to insurance and investment risk.
[3]    Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of December 31, 2020
	Account Value (“AV”) [9]	Net amount at Risk (“NAR”) [10]	Retained Net Amount at Risk (“RNAR”) [10]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$12,649	$1,500	$225	74
With 5% rollup [2]	928	72	23	75
With earnings protection benefit rider (“EPB”) [3]	3,221	594	83	74
With 5% rollup & EPB	446	101	22	76
Total MAV	17,244	2,267	353
Asset protection benefit ("APB") [4]	8,332	46	32	72
Lifetime income benefit ("LIB") – death benefit [5]	369	2	2	74
Reset [6] (5-7 years)	2,420	7	5	72
Return of premium ("ROP") /other [7]	5,642	46	45	75
Variable annuity without GMDB [8]	2,570	—	—	72
Subtotal variable annuity [11]	$36,577	$2,368	$437	74
Less: general account value	2,801
Subtotal variable annuity separate account liabilities	33,776
Separate account liabilities - other	75,849
Total separate account liabilities	$109,625
[1]MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).
[2]Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.
[3]EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.
[4]APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).
[5]LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.
[6]Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).
[7]ROP GMDB is the greater of current AV and net premiums paid.
[8]Includes account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.
[9]AV includes the contract holder’s investment in the separate account and the general account.
[10]NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.
[11]Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $5.0 billion of total account value and weighted average attained age of 76 years. There is no NAR or retained NAR related to these contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
	Successor Company
Asset Type	December 31, 2020	December 31, 2019
Equity securities (including mutual funds)	$32,011	$31,114
Cash and cash equivalents [1]	1,765	1,319
Total [2]	$33,776	$32,433
[1]    Represents an allocation of the portfolio holdings.
[2]    Includes $2.6 billion and $2.3 billion of account value as of December 31, 2020 and 2019 (Successor Company) for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.
As of December 31, 2020 and 2019 (Successor Company), approximately 18% and 21%, respectively, of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 82% and 79%, respectively, were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Other Intangible Assets

Other Intangible Assets (Successor Company)
As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Expected Life
Amortizing intangible assets [1]	$29	$15	$14	5
Total indefinite lived intangible assets [2]	26	—	26	—
Total other intangible assets	$55	$15	$40	5
[1]    Consist of internally developed software
[2]    Consist of state insurance licenses
There have been no additions, renewals or extension since December 31, 2019 (Successor Company).

Expected Pre-tax Amortization Expense (Successor Company)
Years	Expected Future Amortization Expense
2021	$6
2022	$6
2023	$2
2024	$—
2025	$—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Debt

Collateralized Advances
The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the Company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The Connecticut Insurance Department ("CTDOI") will permit the Company to pledge up to approximately $940 in qualifying assets to secure FHLBB advances for 2021. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2020, the Company had no advances outstanding under the FHLBB facility.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes

Provision for Income Taxes
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
Income Tax Expense (Benefit)	2020	2019
Current - U.S. Federal	$10	$(8)	$(15)	$1
Deferred - U.S. Federal	56	52	74	6
Total income tax expense	$66	$44	$59	$7
Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.

Components of Deferred Tax Assets (Liabilities)
	Successor Company
	As of December 31,
	2020	2019
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$79	$60
Unearned premium reserve and other underwriting related reserves	1	4
VOBA and reserves	567	557
Net operating loss carryover	102	166
Employee benefits	7	4
Foreign tax credit carryover	18	13
Deferred reinsurance gain	198	210
Other	11	15
Total deferred tax assets	983	1,029
Deferred Tax Liabilities
Investment related items	(145)	(150)
Net unrealized gain on investments	(360)	(198)
Total deferred tax liabilities	(505)	(348)
Net deferred tax assets	$478	$681
The federal audits for the Company have been completed through 2013 and the Company is not currently under examination for any open years. The statute of limitations is closed through the 2016 tax year with the exception of net operating loss ("NOL") carryforwards utilized in open tax years. Management believes that adequate provision has been made on the consolidated financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. For periods ending December 31, 2020 and 2019 (Successor Company), the Company had no reserves for uncertain tax positions. At December 31, 2020 and 2019 (Successor Company), there was no unrecognized tax benefit that if recognized would affect the effective tax rate and that is reasonably possible of significantly increasing or decreasing within the next 12 months.
The Company classifies interest and penalties (if applicable) as income tax expense on the consolidated financial statements. The Company recognized no interest expense for the years ended December 31, 2020 and 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company). The Company had no interest payable as of December 31, 2020 and 2019 (Successor Company). The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.
The application of purchase and pushdown accounting resulted in market value adjustments to the Company’s assets and liabilities, which resulted in a corresponding increase in the Company’s deferred tax asset. For further information, see Note 1- Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes (continued)
The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.
Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:
Net Operating Loss Carryover
As of December 31, 2020 and 2019 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to net operating losses of $484 and $790, respectively. The totals include U.S. losses that were generated prior to 2017 of $121 and $437, respectively. These losses are subject to limits on the period for which they can be carried forward. If not utilized, these losses will expire from 2028-2030. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income. The totals also include U.S. losses that were generated in 2018 of $363 and $353, respectively, primarily due to the Commonwealth Annuity Reinsurance Agreement. These losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year.
Given the continued decline of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened, and given the Company's expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.
Foreign Tax Credit Carryover
As of December 31, 2020 and 2019 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $18 and $13 respectively.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Tax provision at the U.S. federal statutory rate	$98	$86	$98	$21
Dividends received deduction ("DRD")	(28)	(34)	(37)	(12)
Foreign related investments	(4)	(7)	(4)	(3)
Tax reform	—	—	—	(2)
Other		(1)	2	3
Provision for income taxes	$66	$44	$59	$7
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. Commitments and Contingencies
Contingencies Relating to Corporate Litigation and Regulatory Matters
Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.
Litigation
The Company is involved in claims litigation arising in the ordinary course of business with respect to life and annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.
The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.
Lease Commitments
The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $2 and $2 for the years ended December 31, 2020 and 2019, respectively (Successor Company), $1 for the period of June 1, 2018 to December 31, 2018 (Successor Company) and $1 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).

Future Minimum Lease Payments (Successor Company)
2021	$1
2022	1
2023	1
2024	—
2025	—
Thereafter	—
Total minimum lease payments	$3
Unfunded Commitments
As of December 31, 2020 (Successor Company), the Company had outstanding commitments totaling $567, of which $463 was committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $4 of the outstanding commitments is primarily related to various funding obligations associated with private debt securities. The remaining outstanding commitments of $100 relate to mortgage loans. Of the $567 in total outstanding commitments, $66 are related to mortgage loan commitments which the Company can cancel unconditionally.
Guaranty Fund and Other Insurance-related Assessments
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Commitments and Contingencies (continued)
Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities on the Consolidated Balance Sheets. As of December 31, 2020 and 2019 (Successor Company) the liability balance was $7 and $8, respectively. As of December 31, 2020 and 2019 (Successor Company) amounts related to premium tax offsets of $2 were included in other assets.
Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies or risked-based capital ("RBC") tests, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2020 (Successor Company) was $539. Of this $539, the legal entities have posted collateral of $572, which is inclusive of initial margin requirements in the normal course of business. In addition, the Company has posted collateral of $23 associated with a customized GMWB derivative. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Transactions with Related Parties

Parent Company Transactions (Successor Company)
As of December 31, 2020 and 2019, the Company had no direct employees as we are managed by TLI, the Company's parent, pursuant to an Intercompany Services and Cost Allocation Agreement effective as of June 1, 2018 (the “Management Agreement”) between the Company, TLI and other Company affiliates. Pursuant to the Management Agreement, the parties provide a variety of operating services to each other to conduct their day to day business, including employee compensation and management services. Expenses incurred by TLI in providing these services are reimbursed by the Company based on TLI’s actual cost incurred.
For information related to capital contributions to the parent company, see the Dividends section of Note 13 - Statutory Results of Notes to Consolidated Financial Statements.
Parent Company Transactions (Predecessor Company)
Prior to the sale of the Company, substantially all general insurance expenses related to the Company were initially paid by The Hartford. Expenses were allocated to the Company using specific identification if available, or other applicable methods, that would include a blend of revenue, expense and capital.
Reinsurance Ceded to Affiliates (Predecessor Company)
The Company maintained a reinsurance agreement with Hartford Life and Accident Insurance Company ("HLA") whereby the Company ceded both group life and group accident and health risk business. Under this agreement, the Company ceded group life premiums of $9 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). The Company also ceded accident and health premiums of $25 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition and value of business acquired costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".

Statutory Net Income (Loss)
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Combined statutory net income (loss)	$245	$488	$(126)	$181

Statutory Capital
	Successor Company
	As of December 31,
	2020	2019
Statutory capital [1]	$3,142	$3,194
[1]    The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice was approximately $51 and $37 as of December 31, 2020 and 2019 (Successor Company), respectively.
Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income (loss) above represents the total statutory net income (loss) of the Company and its other insurance subsidiaries.
Regulatory Capital Requirements
The Company's U.S. insurance companies' states of domicile impose RBC requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2020 and 2019 (Successor Company). The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results (continued)
Dividends
Dividends to the Company from its insurance subsidiaries and dividends from the Company to its parent are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company. As a condition of the sale, Talcott Resolution Life Insurance Company and its affiliates were required to gain pre-approval from the state insurance commissioner for any dividends, regardless of size, through May 31, 2020.
On September 18, 2020 (Successor Company), TL received a $400 dividend from its subsidiary, Talcott Resolution Life and Annuity Insurance Company ("TLA"). On the same date, TL subsequently declared and paid a $319 dividend to its parent, Talcott Resolution Life, Inc. ("TLI").
On September 16, 2019 (Successor Company), TL received a $250 dividend from its subsidiary, TLA. On the same date, TL subsequently declared and paid a $700 dividend to its parent, TLI.
Prior to the close of the Talcott Resolution Sale Transaction, the Hartford Life Insurance Company (Predecessor Company) paid approximately $619 in dividends to its parent and subsequently to The Hartford. TL, formerly known as Hartford Life Insurance Company, contributed $309 and TLA, formerly known as Hartford Life and Annuity Insurance Company, contributed $308 including other intercompany transactions net settled between TL and The Hartford prior to closing.
After September 18, 2021, the Company is permitted to pay up to a maximum of $597 in dividends and the Company's subsidiaries are permitted to pay up to a maximum of $335 in dividends without prior approval from the state insurance commissioner.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Year Ended December 31, 2020 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$717	$—	$—	$—	$717
OCI before reclassifications	665	(1)	(1)	—	663
Amounts reclassified from AOCI	(100)	1	—	—	(99)
OCI, net of tax	565	—	(1)	—	564
Ending balance	$1,282	$—	$(1)	$—	$1,281

Changes in AOCI, Net of Tax for the Year Ended December 31, 2019 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$(173)	$—	$2	$(171)
OCI before reclassifications	927	—	(2)	925
Amounts reclassified from AOCI	(37)	—	—	(37)
OCI, net of tax	890	—	(2)	888
Ending balance	$717	$—	$—	$717

Changes in AOCI, Net of Tax for the Period of June 1, 2018 to December 31, 2018 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$—	$—	$—	$—
OCI before reclassifications	(198)	—	2	(196)
Amounts reclassified from AOCI	25	—	—	25
OCI, net of tax	(173)	—	2	(171)
Ending balance	$(173)	$—	$2	$(171)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes in and Reclassifications From Accumulated Other Comprehensive Income (continued)

Changes in AOCI, Net of Tax for the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$1,022	$4	$(3)	$1,023
Cumulative effect of accounting changes, net of tax [1]	182	—	—	182
Adjusted balance, beginning of period	1,204	4	(3)	1,205
OCI before reclassifications	(432)	(13)	1	(444)
Amounts reclassified from AOCI	2	(5)	—	(3)
OCI, net of tax	(430)	(18)	1	(447)
Ending balance	$774	$(14)	$(2)	$758
[1]    Includes reclassification to retained earnings of $193 of stranded tax effects and $11 of net unrealized gains, after tax, related to equity securities. Refer to Note 1 - Basis of Presentation and Significant Accounting Policies for further information.

Reclassification from AOCI
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	Affected Line Item on the Consolidated Statement of Operations
	2020	2019
Net Unrealized Gain on Fixed Maturities
Available-for-sale securities	$127	$47	$(32)	$(2)	Net realized capital gains (losses)
	127	47	(32)	(2)	Income before income taxes
	27	10	(7)	—	Income tax expense
	$100	$37	$(25)	$(2)	Net income
Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded
Fixed maturities, AFS	$(1)				Net realized capital gains (losses)
	(1)				Income before income taxes
	—				Income tax expense
	$(1)				Net income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$—	$—	$—	$—	Net realized capital gains (losses)
Interest rate swaps	—	—	—	8	Net investment income
Foreign currency swaps	—	—	—	(2)	Net realized capital gains (losses)
	—	—	—	6	Income before income taxes
	—	—	—	1	Income tax expense
	$—	$—	$—	$5	Net income
Total amounts reclassified from AOCI	$99	$37	$(25)	$3	Net income

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
15. Subsequent Event
On January 18, 2021 the Company's indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Company and its life and annuity operating subsidiaries. Proceeds from the merger consist of a combined pre-closing dividend and cash at closing totaling approximately $2.25 billion and is subject to certain closing adjustments.

PART C
OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a			All financial statements are included in Part A and Part B of the Registration Statement
b	1		Resolution of the Board of Directors authorizing the establishment of the Separate Account.
	2		Not applicable.
	3	a	Amended and Restated Principal Underwriter Agreement
		b	Form of Dealer Agreement
	4	a	Individual Flexible Premium Variable Annuity Contract
		b	Amendatory Rider for Director 2
		c	Optional Death Benefit Enhancement Rider for Director 2
		d	Amendatory Rider for Director 3
		e	Optional Death Benefit Enhancement Rider for Director 3
		f	Amendatory Rider for Director 4-5
		g	Optional Death Benefit Enhancement Rider for Director 4-5
		h	Annuity Commencement Date Deferral Option Rider
	5		Form of Application.
	6	a	Articles of Incorporation of Talcott Resolution.(1)
		b	Amended and Restated Bylaws of Talcott Resolution.(1)
	7		AXA Corporate Solutions Life Reinsurance Company (HL - May 8, 2000)
	8	a	AIM Variable Insurance Funds
		b	BlackRock
		c	Hartford
d
Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.

		e	Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.
		f	Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.
		g	Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.
		h	Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.
	9		Opinion and Consent of Lisa Proch, General Counsel
	10		Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
	11		No financial statements are omitted
	12		Not applicable.
	99		Copy of Power of Attorney.
(1) Incorporated by reference to the Item 24(b)(6)(a-b), respectively, of Post-Effective Amendment No. 51, to the Registration Statement File No. 033-06952, dated June 28, 2018.
ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Glenn D. Abate	Assistant Vice President and Actuary
Christopher B. Abreu	Vice President and Chief Risk Officer
David Bell	Assistant Secretary and Chief Information Officer
Ellen T. Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Richard J Carbone (1)	Director

Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Henry Cornell (2)	Director
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President, Chief Secretary and Head of Tax
James Cubanski	Vice President
Christopher J. Dagnault (3)	Vice President
George Eknaian	Senior Vice President and Head of Pricing
Glenn Gadzik	Vice President and Actuary
W. Dana LaForge (4)	Director
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Peter Manley	Vice President and Head of Corporate Development and Strategy
Craig D. Morrow	Vice President and Actuary
Emily R. Pollack (2)	Director
Matthew J. Poznar	Senior Vice President and Chief Investment Officer
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Michael S. Rubinoff (5)	Director
Peter F. Sannizzaro	President and Chief Executive Officer, Director
Manu Sareen (6)	Director
David I. Schamis (7)	Director
Robert R. Siracusa	Vice President and Chief Financial Officer
Samir Srivastava	Vice President and Chief Information Officer
Robert Stein (8)	Director
Amy M. Stepnowski (9)	Director
Heath L. Watkin (10)	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.

(1)    Address: 469 Edinboro Rd., Staten Island, NY 10306
(2)    Address: Cornell Capital LLP, 499 Park Ave., 21st Floor, New York, NY 10022
(3)    Address: 500 Bielenberg Drive, Woodbury, MN 55125
(4)    Address: Pine Brook, One Grand Central Place, 60 East 42nd St., 50th Floor, New York, NY 10165
(5)    Address: Safra, 546 5th Ave., 3rd Floor, New York, NY 10036
(6)    Address: Global Atlantic Re Ltd., 2nd Floor, Hamilton, Bermuda HM11
(7)    Address: Atlas Merchant Capital, 375 Park Ave., 21st Floor, New York, NY 10152
(8)    Address: 39 West 94th St., New York, NY 10025
(9)    Address: The Hartford, One Hartford Plaza, Hartford, CT 06155
(10)    Address: TRB Advisors LP, 767 Fifth Ave., 12th Floor, New York, NY 10153
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
Filed herein as Exhibit 99.26.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of February 28, 2021, there were 24,359 owners of qualified contracts and 25,381 owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."
Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)	TDC acts as principal underwriter for the following investment companies:
Talcott Resolution Life Insurance Company - Separate Account One
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Ten
Talcott Resolution Life Insurance Company - Separate Account Three
Talcott Resolution Life Insurance Company - Separate Account Seven
Talcott Resolution Life and Annuity Insurance Company - Separate Account One
Talcott Resolution Life and Annuity Insurance Company - Separate Account Ten
Talcott Resolution Life and Annuity Insurance Company - Separate Account Three
Talcott Resolution Life and Annuity Insurance Company - Separate Account Six
Talcott Resolution Life and Annuity Insurance Company - Separate Account Seven
American Maturity Life Insurance Company Separate Account AMLVA
American Maturity Life Insurance Company - Separate Account One
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of TDC

Name	Positions and Offices with Underwriter
Christopher S. Conner	Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Privacy Officer and Operations Principal
Christopher J. Dagnault (1)	President and Chief Executive Officer, Director
Diane Krajewski	Director
James A. Maciolek	Chief Financial Officer, Treasurer and Financial & Operations Principal
Robert R. Siracusa	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Talcott Resolution at 1 Griffin Road North, Windsor, CT 06095.

ITEM 31. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)	The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.
(b)	The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Windsor, and State of Connecticut on April 29, 2021.

Talcott Resolution Life Insurance Company
Separate Account Two (Registrant)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Talcott Resolution Life Insurance Company
(Depositor)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Peter F. Sannizzaro, President, Chief Executive Officer, Director		/s/ Peter F. Sannizzaro
Robert R. Siracusa, Vice President, Chief Financial Officer		Peter F. Sannizzaro
Robert J. Carbone, Director*		/s/ Robert R. Siracusa
Henry Cornell, Director*		Robert R. Siracusa
W. Dana LaForge, Director*	*By:	/s/ Lisa Proch
Amy M. Stepnowski, Director*		Lisa Proch, Attorney-in-Fact
Emily R. Pollack, Director*	Date:	April 29, 2021
Michael S. Rubinoff, Director*
Manu Sareen, Director*
David I. Schamis, Director*
Robert W. Stein, Director*
Heath L. Watkin, Director*

033-06952

EXHIBIT INDEX
1		Resolution of the Board of Directors authorizing the establishment of the Separate Account.
3	a	Amended and Restated Principal Underwriter Agreement
	b	Form of Dealer Agreement
4	a	Individual Flexible Premium Variable Annuity Contract
	b	Amendatory Rider for Director 2
	c	Optional Death Benefit Enhancement Rider for Director 2
	d	Amendatory Rider for Director 3
	e	Optional Death Benefit Enhancement Rider for Director 3
	f	Amendatory Rider for Director 4-5
	g	Optional Death Benefit Enhancement Rider for Director 4-5
	h	Annuity Commencement Date Deferral Option Rider
5		Form of Application.
7		AXA Corporate Solutions Life Reinsurance Company (HL - May 8, 2000)
8	a	AIM Variable Insurance Funds
	b	BlackRock
	c	Hartford
d
Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.

	e	Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.
	f	Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.
	g	Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.
	h	Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.
9		Opinion and Consent of Lisa Proch, General Counsel
10		Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
26		Organizational Chart
99		Copy of Power of Attorney.